     As filed with the Securities and Exchange Commission on July 29, 1998
                                                      1933 Act Reg. No. 33-66242
                                                      1940 Act Reg. No. 811-7890


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                 ---
Pre-Effective Amendment No. -----
                                                                 ---
Post-Effective Amendment No.  7                                   X
                            -----                                ---


                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                    X
                                                                 ---


Amendment No.    8                                                X
               -----                                             ---


                       (Check appropriate box or boxes.)

                            AIM TAX-EXEMPT FUNDS, INC.
         ------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX    77046
         ------------------------------------------------------------
          (Address of Principal Executive Offices)         (Zip Code)

    Registrant's Telephone Number, including Area Code    (713) 626-1919
                                                         ----------------

                                Charles T. Bauer
                 11 Greenway Plaza, Suite 100, Houston, TX    77046
         ------------------------------------------------------------
                    (Name and Address of Agent for Service)


                                    Copy to:
P. Michelle Grace, Esquire                               Martha J. Hays, Esquire
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza, Suite 100                      1735 Market Street, 51st Floor
Houston, Texas  77046                      Philadelphia, Pennsylvania 19103-7599

Approximate Date of Proposed Public Offering:      As soon as practicable after
                                                   the effective date of this
                                                   Amendment


It is proposed that this filing will become effective (check appropriate box)


                 immediately upon filing pursuant to paragraph (b)
         ------
           X     on July 29, 1998 pursuant to paragraph (b)
         ------
                 60 days after filing pursuant to paragraph (a)(1)
         ------
                 on (date)  pursuant to paragraph (a)(1)
         ------
                 75 days after filing pursuant to paragraph (a)(2)
         ------
                 on (date) pursuant to paragraph (a)(2) of Rule 485.
         ------


                            (Continued on next page)

If appropriate, check the following box:

         ------ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Common Stock

                              CROSS REFERENCE SHEET
                            (AS REQUIRED BY RULE 495)


FORM  N-1A ITEM

I.   AIM Tax-Exempt Cash Fund
     AIM Tax-Free Intermediate Fund
     AIM Tax-Exempt Bond Fund of Connecticut

Part A - Prospectus                                                                        PROSPECTUS CAPTION

   Item 1.  Cover Page.............................................................................Cover Page
   Item 2.  Synopsis......................................................Summary; Table of Fees and Expenses
   Item 3.  Condensed Financial Information.................................Financial Highlights, Performance
   Item 4.  General Description of Registrant............Cover Page; Summary; Investment Program; Management;
                                                             Organization of the Company; General Information
   Item 5.  Management of the Fund...............................................Summary; Investment Program;
                                                                              Management; General Information
   Item 5A. Management's Discussion of Fund Performance........................................Not applicable
   Item 6.  Capital Stock and Other Securities..............Cover Page; Summary; Organization of the Company;
                                                                    Dividends, Distributions and Tax Matters;
                                                                                          General Information
   Item 7.  Purchase of Securities Being Offered.................Summary; Management; How to Purchase Shares;
                                                                      Terms and Conditions of Purchase of the
                                                                           AIM Funds; Special Plans; Exchange
                                                                  Privilege; Determination of Net Asset Value
   Item 8.  Redemption or Repurchase.........................................Summary; How To Purchase Shares;
                                                                          How To Redeem Shares; Special Plans
   Item 9.  Pending Legal Proceedings..........................................................Not Applicable

II.  AIM High Income Municipal Fund

Part A - Prospectus

   Item 1.  Cover Page.............................................................................Cover Page
   Item 2.  Synopsis......................................................Summary; Table of Fees and Expenses
   Item 3.  Condensed Financial Information.................................Financial Highlights, Performance
   Item 4.  General Description of Registrant............Cover Page; Summary; Investment Program; Management;
                                                             Organization of the Company; General Information
   Item 5.  Management of the Fund...............................................Summary; Investment Program;
                                                                              Management; General Information
   Item 5A. Management's Discussion of Fund Performance........................................Not applicable
   Item 6.  Capital Stock and Other Securities..............Cover Page; Summary; Organization of the Company;
                                                                    Dividends, Distributions and Tax Matters;
                                                                                          General Information
   Item 7.  Purchase of Securities Being Offered.................Summary; Management; How to Purchase Shares;
                                                                      Terms and Conditions of Purchase of the
                                                                           AIM Funds; Special Plans; Exchange
                                                                  Privilege; Determination of Net Asset Value
   Item 8.  Redemption or Repurchase..................................Summary; How to Purchase Shares; How To
                                                                                 Redeem Shares; Special Plans
   Item 9.  Pending Legal Proceedings..........................................................Not Applicable

Part B                                                            STATEMENT OF ADDITIONAL INFORMATION CAPTION
   Item 10.  Cover Page............................................................................Cover Page
   Item 11.  Table of Contents..............................................................Table of Contents
   Item 12.  General Information and History......................Introduction; General Information About the

                                                                          Company; Miscellaneous Information
   Item 13.  Investment Objectives and Policies...........Investment Program and Restrictions; Description of
                                                              Money Market Instruments; Ratings of Securities
   Item 14.  Management of the Fund................................................................Management
   Item 15.  Control Persons and Principal
                Holders of Securities.............................Miscellaneous Information - Control Persons
                                                                          and Principal Holders of Securities
   Item 16   Investment Advisory and Other Services...................Investment Advisory and Other Services;
                                                                                    Miscellaneous Information
   Item 17.  Brokerage Allocation and Other Practices..................................Portfolio Transactions
   Item 18.  Capital Stock and Other Securities.........................General Information About the Company
   Item 19.  Purchase, Redemption and Pricing
                of Securities Being Offered............................General Information About the Company;
                                                                           How to Purchase and Redeem Shares;
                                                                             Determination of Net Asset Value
   Item 20.  Tax Status...............................................Dividend, Distributions and Tax Matters
   Item 21.  Underwriters..............................................Investment Advisory and Other Services
   Item 22.  Calculation of Performance Data..........................................Performance Information
   Item 23.  Financial Statements........................................................Financial Statements


Part C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

 [AIM LOGO APPEARS HERE]       THE AIM FAMILY OF FUNDS--Registered Trademark--

AIM TAX-EXEMPT FUNDS, INC.

AIM TAX-EXEMPT CASH FUND
AIM TAX-FREE INTERMEDIATE FUND
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

PROSPECTUS
JULY 29, 1998

        AIM Tax-Exempt Funds, Inc. (the "Company") is designed for investors seeking income which is exempt from federal income taxes and, for investments in one portfolio of the Company, Connecticut taxes. This Prospectus contains information about the three mutual funds listed below (the "Funds"), which are separate series portfolios of the Company.

           AIM TAX-EXEMPT CASH FUND: The Fund's investment objective is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity. AN INVESTMENT IN AIM TAX-EXEMPT CASH FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

           AIM TAX-FREE INTERMEDIATE FUND: The Fund's investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.

           AIM TAX-EXEMPT BOND FUND OF CONNECTICUT: The Fund's investment objective is to earn a high level of current income free from federal taxes and Connecticut taxes by investing at least 80% of its net assets in municipal bonds and other municipal securities. THE FUND MAY INVEST IN LOWER RATED DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. FOR A DISCUSSION OF CERTAIN RISK FACTORS ASSOCIATED WITH THE FUND, SEE "AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- QUALITY STANDARDS" UNDER "INVESTMENT PROGRAM."

        This Prospectus sets forth basic information that a prospective investor should know about the Funds before investing. It should be read and retained for future reference. A Statement of Additional Information, dated July 29, 1998, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Company. Additional information about the Funds may also be obtained on the Web at http://www.aimfunds.com.

        THE FUNDS' SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                             PAGE                                                        PAGE
                                             ----                                                        ----
SUMMARY....................................     2               How to Purchase Shares................     A-1
THE FUNDS..................................     3               Terms and Conditions of Purchase of
  Table of Fees and Expenses...............     3                  the AIM Funds......................     A-2
  Financial Highlights.....................     4               Special Plans.........................     A-9
  Performance..............................     7               Exchange Privilege....................    A-11
  Investment Program.......................     7               How to Redeem Shares..................    A-13
  Management...............................    13               Determination of Net Asset Value......    A-17
  Organization of the Company..............    15               Dividends, Distributions and Tax
INVESTOR'S GUIDE TO THE AIM                                        Matters............................    A-18
  FAMILY OF FUNDS--Registered Trademark--..   A-1               General Information...................    A-20
  Introduction to The AIM Family of                           APPENDIX................................    A-21
     Funds.................................   A-1             APPLICATION INSTRUCTIONS................     B-1


                                    SUMMARY
--------------------------------------------------------------------------------


     THE FUNDS. AIM Tax-Exempt Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end series management investment company. Currently, the Company has four separate series portfolios. This Prospectus relates solely to the Class A shares of three portfolios, which are: AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT (collectively, the "Funds"). The Company also offers other classes of shares in one other investment portfolio, AIM HIGH INCOME MUNICIPAL FUND, which pursues a unique investment objective. Shares of the other Portfolio of the Company have different sales charges and expenses, which may affect performance. To obtain information about the other Portfolio of the Company call
(800) 347-4246.



     MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Funds' investment advisor pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to each Fund. As compensation for these services, AIM receives a fee based on the respective average daily net assets of each Fund. Under a Master Administrative Services Agreement, AIM may be reimbursed by each Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for the Funds. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Funds.



     PURCHASING SHARES. Class A shares of AIM TAX-EXEMPT CASH FUND are offered by this Prospectus at net asset value. Class A shares of AIM TAX-FREE INTERMEDIATE FUND are offered by this Prospectus at net asset value plus a maximum sales charge of 1% of the public offering price per share, which sales charge is reduced on purchases of $100,000 or more. Class A shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT are offered by this Prospectus at net asset value plus a maximum sales charge of 4.75% of the public offering price, which sales charge is reduced on purchases of $50,000 or more. Initial investments in each Fund generally must be at least $500, and subsequent investments must be at least $50. The distributor of the Funds' shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739. See "How to Purchase Shares" and "Special Plans."


     EXCHANGE PRIVILEGE. The Funds are among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Shares of the Funds may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

     REDEEMING SHARES. Shareholders may redeem all or a portion of their shares at net asset value, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, where purchases of $1 million or more are made at net asset value. See "How To Redeem Shares."

     DISTRIBUTIONS. Dividends from net investment income are declared daily and paid monthly, and distributions from net capital gains, if any, are paid annually, although AIM TAX-EXEMPT CASH FUND may pay distributions of short-term capital gains more frequently. Dividends and distributions paid by a Fund may be reinvested at their net asset value (without payment of a sales charge) in the Fund's shares or, subject to certain conditions, in shares of another fund in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."


     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Link, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and Invest With Discipline and AIM Bank Connection are service marks of A I M Management Group Inc.

                                   THE FUNDS
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES

     The following table is designed to help an investor in the Funds understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses set forth in the table are based on expenses of the Funds for the most recent fiscal year, except where they have been restated to reflect current fee waivers. In addition, the rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."


                                                                                                AIM
                                                             AIM              AIM           TAX-EXEMPT
                                                          TAX-EXEMPT        TAX-FREE         BOND FUND
                                                             CASH         INTERMEDIATE          OF
                                                             FUND             FUND          CONNECTICUT
                                                             ----             ----          -----------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchases of shares (as
     a % of offering price)............................      None             1.00%            4.75%
  Maximum sales load on reinvested dividends and
     distributions.....................................      None             None             None
  Deferred sales load..................................      None             None             None*
  Redemption fees......................................      None             None             None
  Exchange fee.........................................      None             None             None
Annual Operating Expenses (as a % of average net
  assets)
  Management fees......................................      0.35%            0.30%            0.40%**
  Rule 12b-1 distribution plan payments................      0.10%**          None             0.25%
  Other expenses.......................................      0.38%            0.15%            0.35%
                                                             ----             ----             ----
          Total fund operating expenses................      0.83%**          0.45%            1.00%**
                                                             ====             ====             ====


------------


 * Purchases of $1 million or more are not subject to an initial sales charge. However, a contingent deferred sales charge of 1% applies to certain redemptions made within 18 months from the date such shares were purchased. See the Investor's Guide, under the caption "How to Redeem
     Shares -- Contingent Deferred Sales Charge Program for Large Purchases."



 ** After fee waivers. With respect to AIM TAX-EXEMPT CASH FUND, absent a partial fee waiver, Rule 12b-1 distribution plan payments would have been 0.25% and total fund operating expenses would have been 0.98%. With respect to AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, absent a partial fee waiver, management fees would have been 0.50% and total fund operating expenses would have been 1.10%.


     EXAMPLES. An investor in each of the Funds would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                                                                        AIM
                                                     AIM              AIM           TAX-EXEMPT
                                                  TAX-EXEMPT        TAX-FREE         BOND FUND
                                                     CASH         INTERMEDIATE          OF
                                                     FUND             FUND          CONNECTICUT
                                                     ----             ----          -----------
1 Year.........................................      $  8              $15             $ 57
3 Years........................................      $ 26              $24             $ 77
5 Years........................................      $ 46              $35             $100
10 Years.......................................      $103              $66             $164


     As a result of 12b-1 distribution plan payments, a long-term shareholder of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end sales charge and 12b-1 distribution plan payments applicable to shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM estimates that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

     THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED TO BE REPRESENTATIVE OF THE FUNDS' ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, the Funds' actual performance will vary and may result in an actual return that is greater or less than 5%.The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total operating expenses remain the same for each year. The examples assume payment of a sales charge at the time of purchase (if applicable); actual expenses may vary for purchases of $1 million or more which are made at net asset value and are subject to a contingent deferred sales charge for 18 months following the end of the calendar month of purchase.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

AIM TAX-EXEMPT CASH FUND*


     Shown below are the condensed financial highlights for the four years ended March 31, 1998, 1997, 1996 and 1995, the three months ended March 31, 1994 and the year ended December 31, 1993, which have been audited by KPMG Peat Marwick LLP, independent auditors, whose reports thereon were unqualified. The condensed financial highlights shown below for periods prior to the period ended December 31, 1993 was derived from financial statements audited by other independent public accountants. The report of KPMG Peat Marwick LLP, independent auditors, for the fiscal year ended March 31, 1998 is included in the Statement of Additional Information.


                                                                  MARCH 31,                                    DECEMBER 31,
                                          ----------------------------------------------------------        -------------------
                                           1998           1997        1996        1995        1994           1993       1992(a)
                                          -------        -------     -------     -------     -------        -------     -------
Net asset value, beginning
 of period..............................  $  1.00        $  1.00     $  1.00     $  1.00     $  1.00        $  1.00     $  1.00
Income from investment operations:
 Net investment income..................     0.03           0.03        0.03        0.03       0.004           0.02        0.02
                                          -------        -------     -------     -------     -------        -------     -------
Less distributions:
 Dividends from net investment income...    (0.03)         (0.03)      (0.03)      (0.03)     (0.004)         (0.02)      (0.02)
                                          -------        -------     -------     -------     -------        -------     -------
Net asset value, end of period..........  $  1.00        $  1.00     $  1.00     $  1.00     $  1.00        $  1.00     $  1.00
                                          =======        =======     =======     =======     =======        =======     =======
Total return............................     3.12%          2.82%       2.92%       2.54%       1.73%(b)       1.78%       2.42%
                                          =======        =======     =======     =======     =======        =======     =======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $51,934        $56,880     $30,014     $30,365     $33,658        $35,230     $41,291
                                          =======        =======     =======     =======     =======        =======     =======
 Ratio of expenses to average net
   assets...............................     0.83%(c)(d)    1.04%(d)    1.05%(d)    1.01%(d)    1.00%(b)(d)    1.00%(d)    0.98%(d)
                                          =======        =======     =======     =======     =======        =======     =======
 Ratio of net investment income to
   average net assets...................     3.07%(c)(e)    2.78%(e)    2.97%(e)    2.53%(e)    1.75%(b)(e)    1.76%(e)    2.42%(e)
                                          =======        =======     =======     =======     =======        =======     =======

                                                      DECEMBER 31,
                                          -------------------------------------
                                           1991      1990      1989      1988
                                          -------   -------   -------   -------
Net asset value, beginning
 of period..............................  $  1.00   $  1.00   $  1.00   $  1.00
Income from investment operations:
 Net investment income..................     0.04      0.05      0.05      0.05
                                          -------   -------   -------   -------
Less distributions:
 Dividends from net investment income...    (0.04)    (0.05)    (0.05)    (0.05)
                                          -------   -------   -------   -------
Net asset value, end of period..........  $  1.00   $  1.00   $  1.00   $  1.00
                                          =======   =======   =======   =======
Total return............................     3.91%     5.17%     5.62%     4.65%
                                          =======   =======   =======   =======
Ratios/supplemental data:
 Net assets, end of period
   (000s omitted).......................  $43,366   $43,302   $45,995   $51,597
                                          =======   =======   =======   =======
 Ratio of expenses to average net
   assets...............................     0.98%     0.99%     0.93%     0.83%
                                          =======   =======   =======   =======
 Ratio of net investment income to
   average net assets...................     3.87%     5.05%     5.48%     4.54%
                                          =======   =======   =======   =======


---------------

 * On October 15, 1993 the Fund redomesticated from a portfolio of a Massachusetts business trust to a portfolio of the Company. In addition, on April 30, 1985 shareholders of the Fund approved a plan of reorganization whereby the Fund, which was a Maryland corporation, became a portfolio of a Massachusetts business trust.

(a) The Fund changed investment advisors on June 30, 1992.

(b) Annualized.


(c) Ratios are based on average daily net assets of $52,086,316.



(d) After waiver of fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of fees and/or expense reimbursements were 0.98%, 1.19%, 1.20%, 1.16%, 1.14% (annualized), 1.36% and 1.00% for the periods 1998-1992, respectively.



(e) After waiver of fees and/or expense reimbursements. Ratios of income to average net assets prior to waiver of fees and/or expense reimbursements were 2.92%, 2.63%, 2.82%, 2.38%, 1.61% (annualized), 1.40% and 2.40% for the periods 1998-1992, respectively.

--------------------------------------------------------------------------------


AIM TAX-FREE INTERMEDIATE FUND*



     Shown below are the condensed financial highlights for each of the years in the nine-year period ended March 31, 1998, the eleven months ended March 31, 1989 and the period from May 11, 1987 (date operations commenced) through April 30, 1988. The following information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon was unqualified. The report of KPMG Peat Marwick LLP, independent auditors, for the fiscal year ended March 31, 1998 is included in the Statement of Additional Information.


                                                               MARCH 31,
                       -----------------------------------------------------------------------------------------
                         1998         1997        1996      1995       1994        1993        1992        1991
                       --------     --------     -------   -------    -------     -------     -------     ------
Net asset value,
 beginning of
 period..............  $  10.73     $  10.79     $ 10.67   $ 10.62    $ 10.74     $ 10.27     $ 10.07     $ 9.89
Income from
 investment
 operations:
 Net investment
   income............      0.50         0.50        0.52      0.49       0.48        0.53        0.62       0.63
 Net gains (losses)
   on securities
   (both realized and
   unrealized).......      0.32        (0.04)       0.12      0.04      (0.10)       0.47        0.20       0.18
                       --------     --------     -------   -------    -------     -------     -------     ------
 Total from
   investment
   operations........      0.82         0.46        0.64      0.53       0.38        1.00        0.82       0.81
                       --------     --------     -------   -------    -------     -------     -------     ------
Less distributions:
 Dividends from net
   investment
   income............     (0.50)       (0.52)      (0.52)    (0.48)     (0.48)      (0.53)      (0.62)     (0.63)
 Distributions from
   net realized
   capital gains.....        --           --          --        --      (0.02)         --          --         --
                       --------     --------     -------   -------    -------     -------     -------     ------
 Total
   distributions.....     (0.05)       (0.52)      (0.52)    (0.48)     (0.50)      (0.53)      (0.62)     (0.63)
                       --------     --------     -------   -------    -------     -------     -------     ------
Net asset value, end
 of period...........  $  11.05     $  10.73     $ 10.79   $ 10.67    $ 10.62     $ 10.74     $ 10.27     $10.07
                       ========     ========     =======   =======    =======     =======     =======     ======
Total return(a)......      7.79%        4.33%       6.06%     5.17%      3.47%      10.01%       8.39%      8.39%
                       ========     ========     =======   =======    =======     =======     =======     ======
Ratios/supplemental
 data:
 Net assets, end of
   period (000s
   omitted)..........  $200,969     $173,342     $83,066   $82,355    $99,757     $70,120     $38,773     $6,184
                       ========     ========     =======   =======    =======     =======     =======     ======
 Ratio of expenses to
   average net
   assets............      0.45%(b)     0.56%       0.65%     0.59%      0.61%(c)    0.38%(c)    0.02%(c)   0.50%(c)
                       ========     ========     =======   =======    =======     =======     =======     ======
 Ratio of net
   investment income
   to average net
   assets............      4.56%(b)     4.63%       4.81%     4.65%      4.37%(c)    5.00%(c)    5.78%(c)   6.29%(c)
                       ========     ========     =======   =======    =======     =======     =======     ======
 Portfolio turnover
   rate..............        22%          26%         32%       75%        26%         29%         15%         0%
                       ========     ========     =======   =======    =======     =======     =======     ======

                           MARCH 31,
                       -----------------       APRIL 30,
                        1990       1989          1988
                       ------     ------       ---------
Net asset value,
 beginning of
 period..............  $ 9.69     $ 9.88        $10.00
Income from
 investment
 operations:
 Net investment
   income............    0.62       0.56          0.55
 Net gains (losses)
   on securities
   (both realized and
   unrealized).......    0.20      (0.19)        (0.12)
                       ------     ------        ------
 Total from
   investment
   operations........    0.82       0.37          0.43
                       ------     ------        ------
Less distributions:
 Dividends from net
   investment
   income............   (0.62)     (0.56)        (0.55)
 Distributions from
   net realized
   capital gains.....      --         --            --
                       ------     ------        ------
 Total
   distributions.....   (0.62)     (0.56)        (0.55)
                       ------     ------        ------
Net asset value, end
 of period...........  $ 9.89     $ 9.69        $ 9.88
                       ======     ======        ======
Total return(a)......    8.66%      3.85%         4.46%
                       ======     ======        ======
Ratios/supplemental
 data:
 Net assets, end of
   period (000s
   omitted)..........  $5,231     $4,413        $5,594
                       ======     ======        ======
 Ratio of expenses to
   average net
   assets............    0.50%(c)   0.53%(c)(d)    0.50%(c)(d)
                       ======     ======        ======
 Ratio of net
   investment income
   to average net
   assets............    6.27%(c)   6.74%(c)(d)    5.86%(c)(d)
                       ======     ======        ======
 Portfolio turnover
   rate..............      12%        31%           80%
                       ======     ======        ======


---------------

 * On October 15, 1993 the Fund redomesticated from a portfolio of another Maryland corporation to a portfolio of the Company.

(a) Does not deduct sales charges and for periods less than one year, total return is not annualized.


(b) Ratios are based on average net assets of $188,975,800.



(c) After waiver of advisory fees and/or expense reimbursements. The ratios of expenses to average net assets and net investment income to average net assets prior to waivers and/or expense reimbursements were as follows:



                                                 Net Investment
  Period ended          Expenses                     Income
  ------------  -------------------------   -------------------------
      1994                0.64%                       4.35%
      1993                0.66%                       4.71%
      1992                0.98%                       4.81%
      1991                1.79%                       5.00%
      1990                1.91%                       4.86%
      1989                2.09% (Annualized)          5.18%(Annualized)
      1988                1.57% (Annualized)          4.79%(Annualized)


(d) Annualized.

--------------------------------------------------------------------------------

AIM TAX-EXEMPT BOND FUND OF CONNECTICUT*


     Shown below are the condensed financial highlights for each of the years in the four-year period ended March 31, 1998, the three months ended March 31, 1994 and the year ended December 31, 1993, which have been audited by KPMG Peat Marwick LLP, independent auditors, whose reports thereon were unqualified. The condensed financial highlights shown below for periods prior to the period ended December 31, 1993 was derived from financial statements audited by other independent accountants. The report of KPMG Peat Marwick LLP, independent auditors, for the fiscal year ended March 31, 1998 is included in the Statement of Additional Information.


                                               MARCH 31,                                   DECEMBER 31,
                          ----------------------------------------------------     -----------------------------
                           1998        1997       1996       1995       1994        1993      1992(a)     1991
                          -------     -------    -------    -------    -------     -------    -------    -------
Net asset value,
 beginning of period....  $ 10.77     $ 10.81    $ 10.71    $ 10.69    $ 11.29     $ 10.65    $ 10.52    $ 10.07
Income from investment
 operations:
 Net investment
   income...............     0.55        0.56       0.56       0.56       0.15        0.60       0.66       0.69
 Net gains (losses) on
   securities (both
   realized and
   unrealized)..........     0.27       (0.05)      0.10       0.04      (0.61)       0.65       0.17       0.50
                          -------     -------    -------    -------    -------     -------    -------    -------
 Total from investment
   operations...........     0.82        0.51       0.66       0.60      (0.46)       1.25       0.83       1.19
                          -------     -------    -------    -------    -------     -------    -------    -------
Less distributions:
 Dividends from net
   investment income....    (0.55)      (0.55)     (0.56)     (0.57)     (0.14)      (0.60)     (0.66)     (0.69)
 Distributions from net
   realized capital
   gains................       --          --         --         --         --       (0.01)     (0.04)     (0.05)
 Returns of capital.....       --          --         --      (0.01)        --          --         --         --
                          -------     -------    -------    -------    -------     -------    -------    -------
 Total distributions....    (0.55)      (0.55)     (0.56)     (0.58)     (0.14)      (0.61)     (0.70)     (0.74)
                          -------     -------    -------    -------    -------     -------    -------    -------
Net asset value, end of
 period.................  $ 11.04     $ 10.77    $ 10.81    $ 10.71    $ 10.69     $ 11.29    $ 10.65    $ 10.52
                          =======     =======    =======    =======    =======     =======    =======    =======
Total return(b).........     7.78%       4.84%      6.24%      5.78%     (4.06)%     11.99%      8.22%     12.23%
                          =======     =======    =======    =======    =======     =======    =======    =======
Ratios/supplemental
 data:
 Net assets, end of
   period (000s
   omitted).............  $40,567     $38,118    $39,355    $38,289    $42,361     $46,224    $33,110    $27,298
                          =======     =======    =======    =======    =======     =======    =======    =======
 Ratio of expenses to
   average net
   assets(c)............     0.88%(d)    0.72%      0.66%      0.55%      0.50%(e)    0.34%      0.25%      0.25%
                          =======     =======    =======    =======    =======     =======    =======    =======
 Ratio of net investment
   income to average net
   assets(c)............     5.02%(d)    5.18%      5.16%      5.37%      5.32%(e)    5.42%      6.25%      6.73%
                          =======     =======    =======    =======    =======     =======    =======    =======
 Portfolio turnover
   rate.................        5%         17%        17%         7%         2%          5%        43%        43%
                          =======     =======    =======    =======    =======     =======    =======    =======

                            DECEMBER 31,
                          -----------------
                           1990       1989
                          -------    ------
Net asset value,
 beginning of period....  $ 10.19    $10.00
Income from investment
 operations:
 Net investment
   income...............     0.67      0.14
 Net gains (losses) on
   securities (both
   realized and
   unrealized)..........    (0.10)     0.16
                          -------    ------
 Total from investment
   operations...........     0.57      0.30
                          -------    ------
Less distributions:
 Dividends from net
   investment income....    (0.69)    (0.11)
 Distributions from net
   realized capital
   gains................       --        --
 Returns of capital.....       --        --
                          -------    ------
 Total distributions....    (0.69)    (0.11)
                          -------    ------
Net asset value, end of
 period.................  $ 10.07    $10.19
                          =======    ======
Total return(b).........     5.88%     3.06%
                          =======    ======
Ratios/supplemental
 data:
 Net assets, end of
   period (000s
   omitted).............  $16,685    $6,556
                          =======    ======
 Ratio of expenses to
   average net
   assets(c)............     0.25%     0.25%(e)
                          =======    ======
 Ratio of net investment
   income to average net
   assets(c)............     6.82%     6.21%(e)
                          =======    ======
 Portfolio turnover
   rate.................       57%       63%
                          =======    ======


---------------

  * On October 15, 1993 the Fund redomesticated from a portfolio of a Massachusetts business trust to a portfolio of the Company.

(a) The Fund changed investment advisors on June 30, 1992.

(b) Does not deduct sales charges and for periods less than one year, total return is not annualized.


(c) After waiver of advisory fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of advisory fees and/or expense reimbursements are 1.11%, 1.09%, 1.16%, 1.13%, 1.23% (annualized), 1.30%, 1.12%, 1.26%, 1.33% and 1.99% (annualized) for the period 1998-1989, respectively. Ratios of net investment income to average net assets prior to waiver of advisory fees and/or expense reimbursements are 4.79%, 4.81%, 4.66%, 4.79%, 4.59% (annualized), 4.45%, 5.38%, 5.72%, 5.74% and 4.48%
    (annualized) for the period 1998-1989, respectively.



(d) Ratios are based on average daily net assets of $38,627,413.


(e) Annualized.

--------------------------------------------------------------------------------

PERFORMANCE


     The performance of each Fund may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. All advertisements for each Fund will disclose the maximum sales charge imposed on purchases of that Fund's shares. If any advertised performance data does not reflect the maximum sales charge, such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Funds. The annual reports of the Funds contain management's discussion of fund performance and may be obtained without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246.


     A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of a Fund over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURNS, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gain or loss.


     Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, and net asset value per share for AIM TAX-EXEMPT CASH FUND.


     Yield is a function of the type and quality of a Fund's investments, the maturity of the securities held in a Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in a Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. The Funds may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.


     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of advisory or distribution fees and/or assume certain expenses of any Fund. Such a practice will have the effect of increasing the Fund's yield and total return.


--------------------------------------------------------------------------------

INVESTMENT PROGRAM

AIM TAX-EXEMPT CASH FUND

     AIM TAX-EXEMPT CASH FUND's investment objective is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity. The Fund's policy is to invest at least 80% of its net assets in securities which are exempt from federal income taxes. This objective will not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the Investment Company Act of 1940 (the "1940 Act")). There can be no assurance that the Fund will attain its objective. As used in this Prospectus and the Statement of Additional Information, interest which is "tax-exempt" or "exempt from federal income taxes" means interest on municipal securities which is excluded from gross income for federal income tax purposes, and which does not give rise to federal alternative minimum tax liability.

     The Fund may invest up to 20% of its net assets in money market instruments that may be subject to federal taxes. Such taxable instruments may include, without limitation, repurchase agreements, bankers' acceptances and commercial paper. Money market instruments in which the Fund may invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. The securities in which the Fund invests may include but shall not be limited to the following:

     MUNICIPAL SECURITIES. "Municipal Securities" can be broadly classified as follows: (a) "general obligation" bonds, debentures and notes, which are secured as to payment of principal and interest by a state or local government's pledge of its full faith, credit and taxing power and (b) "revenue" bonds, debentures and notes, which are payable only from the revenues derived from a particular facility or class of facilities, from the proceeds of a special excise tax or from some other specifically identified revenue source. Municipal Securities, such as those listed below, include short-term obligations issued or guaranteed by any state, territory or possession of the United States, or by the District of Columbia, or by any political subdivision, agency, municipality or instrumentality thereof.

     BOND ANTICIPATION NOTES usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

     TAX ANTICIPATION NOTES are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

     REVENUE ANTICIPATION NOTES are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

     TAX-EXEMPT COMMERCIAL PAPER (MUNICIPAL PAPER) is identical to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.


     VARIABLE OR FLOATING RATE INSTRUMENTS are Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate charge occurs in the case of a floating rate instrument. Such readjustment may be based either upon a predetermined standard, such as a bank prime rate or the U.S. Treasury bill rate, or upon prevailing market conditions. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed income securities. Many variable or floating rate securities are subject to redemption or repurchase at par, plus accrued interest, upon demand by the Fund (frequently upon no more than seven days' notice). The terms of such demand instruments require payment of principal and accrued interest from the issuer or a guarantor. Frequently such obligations are secured by letters of credit or other credit support arrangements provided by financial institutions. For a further discussion of such instruments, see the Statement of Additional Information.



     QUALITY STANDARDS. AIM TAX-EXEMPT CASH FUND will limit its investments to those securities which at the date of purchase are "Eligible Securities" as defined in Rule 2a-7, as such Rule may be amended from time to time. Generally, "Eligible Securities" are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs"), or if rated only by one NRSRO, are rated in one of the two highest rating categories by that NRSRO, or if unrated, are determined by AIM (under the supervision of and pursuant to guidelines established by the Board of Directors) to be of comparable quality to a rated security that meets such quality standards. Eligible securities also include securities issued by a registered investment company that is a money market fund and U.S. government securities. Since AIM TAX-EXEMPT CASH FUND invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


     MATURITIES. AIM TAX-EXEMPT CASH FUND will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.


     SYNTHETIC MUNICIPAL INSTRUMENTS. AIM believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments (sometimes referred to as "derivative municipal instruments") are securities the value of and return on which are derived from underlying securities. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which AIM TAX-EXEMPT CASH FUND may invest involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. Synthetic municipal instruments typically are created by a bank, broker-dealer or other financial institution (a "Sponsor"). Typically, a portion of the interest paid on the Underlying Bonds which exceeds the interest paid to the certificate holders is paid to the Sponsor or other investors. For further information regarding specific types of synthetic municipal instruments in which the Fund may invest, see the Statement of Additional Information.



     All such instruments must meet the minimum quality standards required for the Fund's investments and must present minimal credit risks. In selecting synthetic municipal instruments for the Fund, AIM considers the creditworthiness of the issuer of the Underlying Bond, the Sponsor and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.


     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the Internal Revenue Service has not issued a ruling addressing this issue. In the event the Internal Revenue Service issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.


     WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. AIM TAX-EXEMPT CASH FUND may purchase securities on a "when-issued" basis, that is, delivery of and payment for the securities is not fixed at the date of purchase but is set after the securities are issued (normally within forty-five days after the date of the transaction), and may purchase or sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities, but may sell these securities before the settlement date if it is deemed advisable. No more than 25% of the Fund's net assets may be committed to when-issued or delayed delivery securities.


     Investments in when-issued or delayed delivery securities may increase the Fund's exposure to market fluctuations and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund engages in portfolio transactions in order to honor a when-issued or delayed delivery commitment. In a delayed delivery transaction, the Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous. The Fund will employ techniques designed to reduce such risks.


     If the Fund purchases a when-issued or delayed delivery security, it will direct its custodian bank to segregate liquid assets (including temporary investments and Municipal Securities) in an amount equal to the when-issued or delayed delivery commitment. If the market value of such segregated securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated cash or securities will equal the amount of the Fund's when-issued or delayed delivery commitments. To the extent assets of the Fund are segregated, they will not be available for new investments or to meet redemptions.


     For a more complete description of when-issued and delayed delivery securities, see the Statement of Additional Information.

     PARTICIPATION INTERESTS AND MUNICIPAL LEASES. The Fund may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities. The Fund may also invest in municipal leases and participation interests therein. Such obligations, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying municipal leases are exempt from federal income taxes.

     OTHER CONSIDERATIONS. The ability of the Fund to attain its investment objective depends on the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value.

     The investment policies and standards stated above are not fundamental policies of the Fund and may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in the foregoing investment policies becomes effective.


AIM TAX-FREE INTERMEDIATE FUND



     The investment objective of AIM TAX-FREE INTERMEDIATE FUND is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term Municipal Securities having a maturity of ten and one-half years or less. No assurance can be given that the Fund's investment objective will be achieved.


     MUNICIPAL SECURITIES. Municipal Securities which are considered appropriate for investment by the Fund (provided that the interest paid thereon, in the opinion of bond counsel, is exempt from federal income taxes) include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the lending of such funds to other public institutions and facilities. Certain types of industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities ("private activity bonds") also are considered appropriate for investment by the Fund. The Fund will seek to avoid the purchase of those private activity bonds the interest on which could give rise to an alternative minimum tax liability for shareholders under the Internal Revenue Code of 1986, as amended (the "Code"). See "Dividends, Distributions and Tax Matters" herein and the Statement of Additional Information.

     VARIABLE OR FLOATING RATE INSTRUMENTS. The Fund may invest in Municipal Securities which have variable or floating interest rates. All variable or floating rate instruments must meet the quality standards of the Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Fund. For additional information regarding such instruments see "AIM TAX-EXEMPT CASH FUND -- Variable or Floating Rate Instruments" above and the Statement of Additional Information.

     QUALITY STANDARDS. The following quality standards apply at the time a security is purchased. Information concerning the ratings criteria of Moody's Investors Service, Inc. ("Moody's"), Standard and Poor's Ratings Services ("S&P"), and Fitch Investors Service, Inc. ("Fitch") appears in Appendix A to this Prospectus and/or in the Statement of Additional Information.

     AIM TAX-FREE INTERMEDIATE FUND may purchase Municipal Securities which meet any of the following quality criteria:


          (a) They are rated within the three highest ratings for municipal obligations by Moody's (Aaa, Aa or A) or S&P (AAA, AA or A), or have received a comparable rating from another NRSRO; or

          (b) They are rated within the two highest ratings for short-term municipal obligations by Moody's (MIG 1/VMIG 1/P-1 or MIG 2/VMIG 2/P-2), or S&P (SP-1/A-1 or SP-2/A-2), or have received a comparable rating from another NRSRO; or

          (c) They are guaranteed as to payment of principal and interest by the U.S. Government; or

          (d) They are fully collateralized by an escrow of U.S. Government or other high quality securities; or

          (e) They are not rated, if other Municipal Securities of the same issuer are rated A or better by Moody's or S&P, or have received a comparable rating from another NRSRO; or

          (f) They are not rated, but are determined by AIM to be of comparable quality to the rated obligations in which the Fund may invest.


     Since AIM TAX-FREE INTERMEDIATE FUND invests in securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect its share price.


     MATURITIES. The Fund may invest only in Municipal Securities which have maturities of ten and one-half years or less, and will maintain a dollar weighted average maturity of more than three years and not more than seven and one-half years. For purposes of this limitation, the maturity of an instrument will be considered to be the earlier of:

          (a) the stated maturity of the instrument; or

          (b) the date, if any, on which the issuer has agreed to redeem or purchase the instrument; or

          (c) in the case of a variable rate instrument, the next date on which the coupon rate is to be adjusted.

     WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Fund may purchase Municipal Securities on a when-issued or delayed delivery basis, but no more than 25% of the Fund's net assets may be committed to such investments. For further information regarding such investments see "AIM TAX-EXEMPT CASH FUND -- When-Issued or Delayed Delivery Securities" above and the Statement of Additional Information.

     PARTICIPATION INTERESTS AND MUNICIPAL LEASES. The Fund may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities. The Fund may also invest in municipal leases and participation interests therein. Such obligations, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying municipal leases are exempt from federal income taxes.

     TEMPORARY INVESTMENTS. The Fund may from time to time on a temporary basis or for defensive purposes, make certain investments which may result in taxable ordinary income; however, the Fund intends to minimize taxable income through investment, when possible, in short-term tax-exempt securities. Short-term taxable investments may include obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a NRSRO; and certificates of deposit of domestic banks with assets of $1.5 billion or more as of the date of their most recently published financial statements.

     It is a fundamental policy of the Fund to invest its assets so that at least 80% of the Fund's assets will be invested in securities that generate interest that is exempt from federal income taxes. The Fund will seek to avoid the purchase of "private activity bonds" the interest on which could give rise to an alternative minimum tax liability for individuals and other noncorporate shareholders.


     PORTFOLIO TURNOVER. Ordinarily, the Fund does not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent in light of the Fund's investment objective, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gain may increase. It is expected that total portfolio turnover in any year will be less than 100%. See "Dividends, Distributions and Tax Matters."


     OTHER CONSIDERATIONS. The ability of the Fund to achieve its investment objective depends upon the continuing ability of the issuers or guarantors of Municipal Securities held by the Fund to meet their obligations for the payment of interest and principal when due. The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The net asset value of shares of the Fund will generally vary inversely with changes in prevailing interest rates.

     Unless otherwise noted, the investment policies and standards stated above are not fundamental policies of the Fund and may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in the foregoing investment policies becomes effective.

AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT's investment objective is to earn a high level of current income free from federal taxes and Connecticut taxes by investing at least 80% of its net assets in municipal bonds and other Municipal Securities. This objective is a fundamental policy and will not be changed without the approval of a majority of the Fund's outstanding shares (within the meaning of the 1940 Act). There can be no assurance that the Fund will attain its objective.


     MUNICIPAL SECURITIES. To achieve its objective, the Fund intends to invest up to 100% of its assets, and no less than 80% of its net assets, in municipal bonds and other Municipal Securities issued by the State of Connecticut and authorities, agencies, instrumentalities and political subdivisions of the State of Connecticut, or other entities, the interest from which, in the opinion of bond counsel for the issuer, is exempt from federal income taxes (including the alternative minimum tax) and from Connecticut income taxes on individuals. The Fund will maintain at least 65% of its assets in municipal bonds. This 65% figure represents a minimum level of investment; the actual level of investment will, of course, fluctuate in accordance with AIM's assessment of market conditions. See "Tax Matters" in the Statement of Additional Information for a further discussion of federal and Connecticut tax considerations. The net asset value of shares of the Fund can be expected to rise when market interest rates decline and to fall when market interest rates rise.


     The Fund may invest in high quality, taxable short-term money market instruments such as certificates of deposit, commercial paper, bankers' acceptances, short-term U.S. Government obligations, repurchase agreements and reverse repurchase agreements, pending investment in portfolio securities or to meet anticipated short-term cash needs such as dividend payments or redemptions of shares. Such investments generally will have maturities of 60 days or less and normally will be held to maturity.

     Municipal bonds include debt obligations issued to obtain funds for various public purposes, including the construction of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses and the providing of loans to public institutions and facilities. The principal and interest payments on industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. Such obligations are included within the term municipal bonds if the interest paid thereon qualifies as exempt from federal income tax, although such interest may be subject to the alternative minimum tax.


     VARIABLE OR FLOATING RATE INSTRUMENTS. The Fund may invest in Municipal Securities which have variable or floating interest rates. All variable or floating rate instruments must meet the quality standards of the Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Fund. For further information regarding such instruments, see "AIM TAX-EXEMPT CASH FUND -- Variable or Floating Rate Instruments" above and the Statement of Additional Information.


     QUALITY STANDARDS. At least 80% of the municipal bonds purchased by the Fund will be rated within the four highest rating categories, or will be obligations of issuers having an issue of outstanding municipal bonds rated within the four highest rating categories, of any NRSRO. A description of municipal bond ratings is contained in the Statement of Additional Information.

     The Fund will maintain less than 35% of its net assets in bonds and other Municipal Securities rated below Baa/BBB by Moody's or S&P, respectively, or a comparable rating of any other NRSRO. During the last fiscal year, the Fund did not invest in any such securities, and the Fund expects to invest less than 5% of its net assets in such securities during the current fiscal year. See Appendix A to this Prospectus and the Statement of Additional Information for information regarding bond rating categories. Up to 20% of the Fund's net assets may be invested in unrated municipal bonds and other Municipal Securities if in the judgment of AIM, after considering available information as to the creditworthiness of the issuer and its ability to meet its future debt obligations, such investments are similar in quality to those bonds and other Municipal Securities rated within the four highest NRSRO rating categories mentioned above. For purposes of the foregoing percentage limitations, municipal bonds (i) which have been collateralized with U.S. Government securities held in escrow until the municipal securities refunding date or final maturity, but (ii) which have not been re-rated by a NRSRO, will be treated by the Fund as the equivalent of Aaa/AAA rated securities.

     Securities held by the Fund that are rated below Baa/BBB by Moody's or S&P, respectively, may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for high yield bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of high yield bonds and an increase in issuers' defaults on such bonds.

     Also, many issuers of high yield bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.

     The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time be changed to reflect developments in the issuer's financial condition. Securities held by the Fund may have speculative characteristics which are apt to increase in number and significance with each lower rating category.

     When the secondary market for high yield bonds becomes increasingly illiquid, or in the absence of readily available market quotations for such bonds, the relative lack of reliable, objective data makes the responsibility of the Board of Directors to value the Fund's securities more difficult, judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the high yield bond market may affect the Fund's ability to dispose of portfolio securities at a desirable price.


     In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return. Also, prices of high yield bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual issuer developments than are more highly rated instruments.


     WHEN-ISSUED OR DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a when-issued or delayed delivery basis. For further information regarding such securities, see "AIM TAX-EXEMPT CASH FUND -- When-Issued or Delayed Delivery Securities" above and the Statement of Additional Information.


     PARTICIPATION INTERESTS AND MUNICIPAL LEASES. The Fund may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities. The Fund may also invest in municipal leases and participation interests therein. Such obligations, which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Interest payments on qualifying municipal leases are exempt from federal income taxes.


     TEMPORARY INVESTMENTS. For temporary defensive purposes, the Fund may invest up to 35% of its net assets in municipal bond obligations and in other Municipal Securities issued by or on behalf of states (including the State of Connecticut), territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities which are free from federal income taxes but are subject to Connecticut income taxes, and up to 20% of its net assets in money market instruments that may not be exempt from federal income taxes.


     RISK FACTORS IN CONCENTRATING IN CONNECTICUT MUNICIPAL OBLIGATIONS. Since the Fund invests primarily in obligations of the State of Connecticut, the marketability and market value of these obligations may be affected by the regional economy, certain Connecticut constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives. The ability of the Fund to achieve its objective is affected by the ability of municipal issuers to meet their payment obligations. Problems which may arise in the foregoing areas and which are not resolved could adversely affect the various Connecticut issuers' abilities to meet their financial obligations.

     INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell interest rate futures contracts or purchase options thereon to hedge its portfolio against changes in interest rates. An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. The Fund may purchase and sell futures contracts and related options in order to hedge the value of its portfolio against changes in market conditions. Generally, the Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the futures contract. See the Statement of Additional Information for a description of interest rate futures contracts and options on futures contracts, including certain related risks.

     The Fund will not purchase or sell futures contracts or purchase related options thereon, if immediately thereafter the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts and related options would exceed 5% of the market value of the Fund's total assets. The Fund will not hedge more than 20% of its assets at one time.

     PORTFOLIO TURNOVER. Ordinarily, the Fund does not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent in light of the Fund's investment objective, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gain may increase. It is expected that total portfolio turnover in any year will be less than 100%. See "Dividends, Distributions and Tax Matters."

     Unless otherwise noted, the investment policies and standards stated above are not fundamental policies of the Fund and may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in the foregoing investment policies becomes effective.

INVESTMENT RESTRICTIONS

     Each of the Funds' investment programs is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions are set forth below, and other investment restrictions are set forth in the Statement of Additional Information. In addition to the restrictions described herein, AIM TAX-EXEMPT CASH FUND must comply with the requirements of Rule 2a-7 under the 1940 Act which may be more restrictive. Pursuant to these restrictions:


          (1) Neither AIM TAX-EXEMPT CASH FUND nor AIM TAX-FREE INTERMEDIATE FUND will, with respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except securities issued, guaranteed or sponsored by the U.S. Government or its agencies and instrumentalities and, with respect to AIM TAX-EXEMPT CASH FUND, except as permitted by Rule 2a-7, as amended from time to time, and except that each such Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).


          (2) The Funds will not borrow money or issue senior securities except for temporary or emergency purposes, except that the Funds may enter into reverse repurchase agreements and may purchase when-issued securities (consistent with their respective investment policies and objectives), and except that AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may enter into financial futures contracts and may borrow from banks provided that no borrowing exceeds one-third of the value of its total assets. The Funds will not purchase securities while borrowings in excess of 5% of their respective total assets are outstanding and, in addition, AIM TAX-EXEMPT CASH FUND will not borrow money if such borrowing will exceed the borrowing limits established by the Securities and Exchange Commission (the "SEC") for money market funds, as amended from time to time.



          (3) AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days. AIM TAX-EXEMPT CASH FUND will not invest more than 10% of its net assets in such securities.



     Restrictions (1) and (2) above are matters of fundamental policy and may not be changed without shareholder approval. Restriction (3) above is a non-fundamental policy which may be changed by the Board of Directors. For additional investment restrictions applicable to the Funds, see the Statement of Additional Information.


--------------------------------------------------------------------------------

MANAGEMENT


     The overall management of the business and affairs of the Funds is vested in the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Funds, and persons or companies furnishing services to the Funds, including the investment advisory agreement and administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of each Fund's shares, the agreement with The Bank of New York as the custodian and the agreement with AFS as transfer agent. The day-to-day operations of each Fund are delegated to the officers of the Company and to AIM, subject always to the objective and policies of the applicable Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Information concerning the Board of Directors may be found in the Statement of Additional Information.



     For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."



     INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



     Under the terms of the Advisory Agreement, AIM supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. The Advisory Agreement also provides that, upon the request of the Board of Directors, AIM may perform or arrange for certain accounting and other administrative services for the Funds which are not required to be performed by AIM under the Advisory Agreement. AIM and the Company have entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from each Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Funds' principal financial officer and his staff, and any expenses related to fund accounting services. In addition, A I M Fund Services Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of AIM and a registered transfer agent, receives a fee pursuant to a Transfer Agency and Service Agreement for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Funds.



     In accordance with policies established by the Board of Directors, AIM may take into account sales of shares of the Funds and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Funds. For a discussion of AIM's brokerage allocation policies, see the Statement of Additional Information under the caption "Portfolio Transactions."



     PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Funds. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team primarily responsible for the day-to-day management of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND are Richard A. Berry and Stephen D. Turman. Mr. Berry is Vice President of A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for AIM TAX-EXEMPT BOND FUND OF CONNECTICUT since 1992 and for AIM TAX-FREE INTERMEDIATE FUND since 1987. He has been associated with AIM and/or its subsidiaries since 1987, and has been an investment professional since 1968. Mr. Turman is Vice President of AIM Capital, and has been responsible for AIM TAX-EXEMPT BOND FUND OF CONNECTICUT since 1992 and for AIM TAX-FREE INTERMEDIATE FUND since 1988. He has been associated with AIM and/or its subsidiaries since 1985 and has been an investment professional since 1983.



     FEES AND EXPENSES. For the year ended March 31, 1998, AIM TAX-EXEMPT CASH FUND paid 0.35% of its average daily net assets to AIM for its advisory services, and its total expenses for the same period, stated as a percentage of its average daily net assets, were 0.83%. For the year ended March 31, 1998, AIM TAX-FREE INTERMEDIATE FUND paid 0.30% of its average daily net assets to AIM for its advisory services, and its total expenses for the same period, stated as a percentage of its average daily net assets were 0.45%. For the year ended March 31, 1998, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT paid 0.27% of its average daily net assets to AIM for its advisory fees and its total expenses for the same period, stated as a percentage of its average daily net assets, were 0.88%.



     For the year ended March 31, 1998, AIM TAX-EXEMPT CASH FUND paid 0.07% of its average daily net assets to AIM as reimbursement for administrative services. For the year ended March 31, 1998, AIM TAX-FREE INTERMEDIATE FUND paid 0.02% of its average daily net assets to AIM as reimbursement for administrative services. For the year ended March 31, 1998, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT paid 0.12% of its average daily net assets to AIM as reimbursement for administrative services.


     FEE WAIVERS. In order to increase the yield to investors, AIM or its affiliates may from time to time voluntarily waive or reduce advisory or distribution fees, while retaining the ability to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those which may be set forth in the Advisory Agreement, may be rescinded at any time without notice to investors; provided, however, that the Board of Directors of the applicable Fund will be notified of the discontinuance of each fee waiver described below.


     For the year ended March 31, 1998, AIM voluntarily waived 0.23% of its advisory fee from AIM TAX-EXEMPT BOND FUND OF CONNECTICUT. Had it not waived such fee, the advisory fee would have been 0.50% of that Fund's average daily net assets for this period.



     DISTRIBUTOR. The Company has entered into a Master Distribution Agreement relating to the Funds (the "Distribution Agreement") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of the Funds' shares. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors. The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds through affiliated broker-dealers and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements.



     DISTRIBUTION PLAN. The Company has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT. The Company has not adopted such a plan with respect to AIM TAX-FREE INTERMEDIATE FUND. Under the Plan, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT each pays compensation of 0.25% per annum of its respective average daily net assets to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of each respective Fund. The Plan is designed to compensate AIM Distributors for certain promotional and other sales-related costs, and to implement an incentive program which provides for periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of such Funds. Under the Plan, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee, while retaining its ability to be reimbursed for such fee prior to the end of the fiscal year. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by AIM TAX-EXEMPT CASH FUND such that the compensation paid pursuant to the Plan equals 0.10% per annum of that Fund's average daily net assets. This waiver may be rescinded by AIM Distributors at any time and without further notice to investors.



     Activities that may be financed under the Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plan. Amounts payable by AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, such Funds will not be obligated to pay more than that fee, and, if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


     The Plan may be terminated at any time by a vote of a majority of those directors who are not "interested persons" of the Company or by a vote of the holders of a majority of the outstanding shares of AIM TAX-EXEMPT CASH FUND or AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

     Certain financial institutions which have entered into service agreements and which sell shares of AIM TAX-EXEMPT CASH FUND and/or AIM TAX-EXEMPT BOND FUND OF CONNECTICUT on an agency basis, may receive payments from those Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent, for those Funds in making such payments. The Funds will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law.


     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Plan conforms to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT to no more than 0.25% per annum of the average daily net assets of each Fund attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset-based sales charges, that may be paid by each Fund. As a result of AIM Distributors' waiver of compensation due from AIM TAX-EXEMPT CASH FUND, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of that Fund's average daily net assets.


     For additional information concerning the operation of the Plan see the Statement of Additional Information.

--------------------------------------------------------------------------------


ORGANIZATION OF THE COMPANY



     The Company was incorporated in Maryland on May 3, 1993. Shares of common stock of the Company are currently divided into four portfolios, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT (each of which currently offers only Class A shares) and AIM HIGH INCOME MUNICIPAL FUND (which currently offers Class A, Class B and Class C shares).



     Each class of shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although holders of Class A and Class C shares and holders of Class B shares of AIM HIGH INCOME MUNICIPAL FUND must approve any material increase in fees payable with respect to the Fund under the Class A and C Plan).



     Shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of each class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.



     Under Maryland law and the Company's By-laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:


            AIM ADVISOR FLEX FUND                         AIM GLOBAL UTILITIES FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM HIGH INCOME MUNICIPAL FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM HIGH YIELD FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM INCOME FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM INTERMEDIATE GOVERNMENT FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM INTERNATIONAL EQUITY FUND
            AIM ASIAN GROWTH FUND                         AIM LIMITED MATURITY TREASURY FUND
            AIM BALANCED FUND                             AIM MONEY MARKET FUND(*)
            AIM BLUE CHIP FUND                            AIM MUNICIPAL BOND FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM SELECT GROWTH FUND
            AIM CHARTER FUND                              AIM SMALL CAP OPPORTUNITIES FUND
            AIM CONSTELLATION FUND                        AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM EUROPEAN DEVELOPMENT FUND                 AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH FUND                        AIM VALUE FUND
            AIM GLOBAL INCOME FUND                        AIM WEINGARTEN FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of
    AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Salary Reduction ("SARSEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

                                                                       MCF-05/98

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)

  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for detail.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares ("Class C shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.


                                                                       MCF-05/98

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                                                                       MCF-05/98

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $ 100,000                     1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

                                                                       MCF-05/98

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES are sold without an initial sales charge. Thus the entire purchase price of Class C shares is immediately invested in Class C shares. Class C shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class C shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class C shares redeemed within one year from the date such shares were purchased are subject to a 1.00% contingent deferred sales charge. No contingent deferred sales charge will be imposed if Class C shares are redeemed after one year from the date such shares were purchased. Redemptions of Class C shares and associated charges are further described under the caption "How to Redeem
     Shares -- Multiple Distribution System."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

                                                                       MCF-05/98

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by vir-

                                                                       MCF-05/98
tue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends,

                                                                       MCF-05/98

Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc; and (j) former or current Class A shareholders of the AIM/GT Funds (those funds which are advised by AIM and sub-advised by INVESCO (NY), Inc.), but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a redemption of Class A shares of the AIM/GT Funds (on which a sales charge was paid) invested in Class A shares of the AIM Funds.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of the Load Funds (as defined on page A-10 herein) sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the

                                                                       MCF-05/98
name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Multiple Class Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be rein-

                                                                       MCF-05/98
vested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. Shares of AIM Small Cap Opportunities Fund will not be available for automatic dividend reinvestments until August 10, 1998. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                       MCF-05/98

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL GROWTH                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INCOME                       AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL UTILITIES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM HIGH INCOME MUNICIPAL             AIM MONEY MARKET FUND
     FUND -- CLASS A                     FUND -- CLASS A                         -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM HIGH YIELD FUND -- CLASS A          AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   AIM INCOME FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM INTERMEDIATE GOVERNMENT
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH   FUND -- CLASS A  AIM INTERNATIONAL EQUITY
   AIM BALANCED FUND -- CLASS A        FUND -- CLASS A
   AIM BLUE CHIP FUND -- CLASS A       AIM MONEY MARKET
   AIM CAPITAL DEVELOPMENT             FUND -- CLASS A
     FUND -- CLASS A                   AIM MUNICIPAL BOND
   AIM CHARTER FUND -- CLASS A         FUND -- CLASS A
   AIM CONSTELLATION                   AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP OPPORTUNITIES
   AIM EUROPEAN DEVELOPMENT            FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL AGGRESSIVE GROWTH        OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
                                       AIM WEINGARTEN FUND -- CLASS A


  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM Cash Reserve Shares of AIM MONEY MARKET FUND and AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class A shares and Class B shares of AIM Small Cap Opportunities Fund will not be available for purchase through an exchange from another AIM Fund until August 10, 1998. Class C shares of AIM SMALL CAP OPPORTUNITIES FUND are currently not available.


                                                                       MCF-05/98

  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------            -----------------------  -----------------  --------------  --------------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load         Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load         Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........  acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other), except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received

                                                                       MCF-05/98
after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attrib-

                                                                       MCF-05/98
utable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                           YEAR                              CONTINGENT DEFERRED
                           SINCE                               SALES CHARGE AS
                         PURCHASE                            % OF DOLLAR AMOUNT
                           MADE                               SUBJECT TO CHARGE
                         --------                            -------------------
First......................................................      5%
Second.....................................................      4%
Third......................................................      3%
Fourth.....................................................      3%
Fifth......................................................      2%
Sixth......................................................      1%
Seventh and Following......................................     None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the fifth paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70- 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

                                                                       MCF-05/98

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds"; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59- 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be gen-
                                                                       MCF-05/98
uine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve Shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed

                                                                       MCF-05/98
the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

                                                                       MCF-05/98

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.


                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

                                                                       MCF-05/98

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.


  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE FUND will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund. With respect to tax-exempt shareholders, distributions from the Funds will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption.


  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and

                                                                       MCF-05/98
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
FUND -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

  Shareholders should also note that the IRS is currently considering whether and when the introduction of a single European currency (euro) in 1999 will cause gain or loss to be realized on foreign financial instruments denominated in certain European currencies, which could affect the amount of distributions made by AIM Funds investing in such instruments.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon legal matters.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998.

                                                                       MCF-05/98

Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                       MCF-05/98

                                                                        APPENDIX
--------------------------------------------------------------------------------

                       DESCRIPTIONS OF RATING CATEGORIES

     The following are descriptions of ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P") to certain debt securities in which AIM HIGH YIELD FUND and AIM INCOME FUND may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating categories and those of other rating agencies.

     MOODY'S: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements, their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     S&P: AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------


                                   Give Social Security                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                       MCF-05/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                       MCF-05/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
The Bank of New York
90 Washington Street, 11th Floor
New York, NY 10286

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana

Houston, TX 77002


For more complete information about any other Fund in The AIM Family of Funds, including charges and expenses, please call (800) 347-4246, or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

TAX-PRO-1

[AIM LOGO APPEARS HERE]          THE AIM FAMILY OF FUNDS--Registered Trademark--

AIM TAX-EXEMPT FUNDS, INC.

AIM HIGH INCOME MUNICIPAL FUND

PROSPECTUS

JULY 29, 1998


        AIM HIGH INCOME MUNICIPAL FUND (the "Fund") is a diversified, series investment portfolio of AIM Tax-Exempt Funds, Inc. (the "Company"), an open-end, series, management investment company. The Fund seeks to achieve a high level of current income which is exempt from federal income taxes by investing in a diversified portfolio of municipal securities. THE FUND MAY INVEST UP TO 100% OF ITS NET ASSETS IN LOWER RATED DEBT SECURITIES, COMMONLY REFERRED TO AS "JUNK BONDS." JUNK BONDS ARE CONSIDERED TO BE SPECULATIVE WITH REGARD TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND. FOR A DISCUSSION OF CERTAIN RISK FACTORS ASSOCIATED WITH THE FUND, SEE "INVESTMENT PROGRAM -- RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES" AND "APPENDIX
        A -- DESCRIPTIONS OF RATING CATEGORIES."


        This Prospectus sets forth basic information that a prospective investor should know about the Fund before investing. It should be read and retained for future reference. A Statement of Additional Information, dated July 29, 1998, has been filed with the United States Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Company. Additional information about the Fund may also be obtained on the Web at http://www.aimfunds.com.


        THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

        THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                             PAGE
                                             ----
SUMMARY....................................     2
THE FUND...................................     4
  Table of Fees and Expenses...............     4
  Financial Highlights.....................     5
  Performance..............................     6
  Investment Program.......................     6
  Management...............................    10
  Organization of the Company..............    12
INVESTOR'S GUIDE TO THE AIM
  FAMILY OF FUNDS--Registered Trademark--..   A-1
  Introduction to The AIM Family of
     Funds.................................   A-1


                                             PAGE
                                             ----
  How to Purchase Shares...................   A-1
  Terms and Conditions of Purchase of
     the AIM Funds.........................   A-2
  Special Plans............................   A-9
  Exchange Privilege.......................  A-11
  How to Redeem Shares.....................  A-13
  Determination of Net Asset Value.........  A-17
  Dividends, Distributions and Tax
     Matters...............................  A-18
  General Information......................  A-20
APPENDIX A.................................  A-21
APPLICATION INSTRUCTIONS...................   B-1

                                    SUMMARY
--------------------------------------------------------------------------------


     THE FUND. AIM Tax-Exempt Funds, Inc. (the "Company") is a Maryland corporation organized as an open-end series management investment company. Currently, the Company has four separate series portfolios. This Prospectus relates solely to AIM HIGH INCOME MUNICIPAL FUND (the "Fund"). The Company also offers other classes of shares in three other investment portfolios, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT (collectively with AIM HIGH INCOME MUNICIPAL FUND, the "Funds"), each of which pursues unique investment objectives. Shares of the other portfolios of the Company have different sales charges and expenses, which may affect performance. To obtain information about the other Funds of the Company call (800) 347-4246.



     MANAGEMENT. A I M Advisors, Inc. ("AIM") serves as the Fund's investment advisor pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. As compensation for these services, AIM receives a fee based on the Fund's average daily net assets. Under a Master Administrative Services Agreement, AIM may be reimbursed by the Fund for its costs of performing, or arranging for the performance of, certain accounting and other administrative services for the Fund. Under a Transfer Agency and Service Agreement, A I M Fund Services, Inc. ("AFS"), AIM's wholly owned subsidiary and a registered transfer agent, receives a fee for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.



     MULTIPLE DISTRIBUTION SYSTEM. Investors may select Class A, Class B or Class C shares of the Fund all of which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions."


          Class A Shares -- Shares are offered at net asset value plus any applicable initial sales charge.

          Class B Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher expenses than Class A shares.

          Class C Shares -- Shares are offered at net asset value, without an initial sales charge, and are subject to a contingent deferred sales charge of 1% on certain redemptions made within one year from the date such shares were purchased.

     SUITABILITY FOR INVESTORS. The Multiple Distribution System permits an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, whether dividends will be paid in cash or reinvested in additional shares of the Fund and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion or on Class C shares would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B or Class C shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, A I M Distributors, Inc. ("AIM Distributors") will reject any order for purchase of more than $250,000 for Class B shares.

     PURCHASING SHARES. Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4729. See "How to Purchase Shares" and "Special Plans."

     EXCHANGE PRIVILEGE. The Fund is one of several mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A, Class B and Class C shares of the Fund may be exchanged for shares of other funds in The AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

     REDEEMING SHARES. Holders of Class A shares may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions of Class A shares, where purchases of $1 million or more were made at net asset value. See "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."

     Holders of Class B shares may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem Shares -- Multiple Distribution System."

     Holders of Class C shares may redeem all or a portion of their shares at net asset value on any business day, less a 1% contingent deferred sales charge for redemptions made within one year from the date such shares were purchased. See "How to Redeem Shares -- Multiple Distribution System."

     DISTRIBUTIONS. The Fund will declare dividends from net investment income on a daily basis and will pay such dividends on a monthly basis. The Fund will also make distributions of realized capital gains, if any, on an annual basis. Dividends and distributions of the Fund may be reinvested at net asset value without payment of a sales charge in the Fund's shares or may be invested in shares of the other funds in The AIM Family of Funds. See "Dividends, Distributions and Tax Matters" and "Special Plans."

     RISK FACTORS. The Fund seeks to meet its investment objective by investing in non-investment grade debt securities, commonly known as "junk bonds." Investments in such securities, while generally providing greater income and opportunity for gain, may be subject to greater risks than higher rated securities. Such risks may include: greater market price volatility, limited liquidity under certain circumstances, greater sensitivity to adverse economic changes and individual issuer developments, and certain other risks. See "Investment Program -- Risk Factors Regarding Non-Investment Grade Debt Securities." Investors should carefully consider the relative risks and rewards of investing in the Fund prior to investing, and should not consider an investment in the Fund to represent a complete investment program.


     The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos and La Familia AIM de Fondos and Design are registered service marks and Invest With Discipline and AIM Bank Connection are service marks of A I M Management Group Inc.

                                    THE FUND
--------------------------------------------------------------------------------

TABLE OF FEES AND EXPENSES


     The following table is designed to help an investor in the Fund understand the various costs that an investor will bear, both directly and indirectly. The fees and expenses set forth in the table are based on the average net assets of the respective classes of the Fund for the most recent fiscal period. The rules of the SEC require that the maximum sales charge be reflected in the table, even though certain investors may qualify for reduced sales charges. See "How to Purchase Shares."



                                                               CLASS A      CLASS B      CLASS C
                                                               -------      -------      -------
Shareholder Transaction Expenses
  Maximum sales load imposed on purchase of shares (as a %
     of offering price).....................................    4.75%        None         None
  Maximum sales load on reinvested dividends and
     distributions..........................................    None         None         None
  Deferred sales load (as a % of lower of original purchase
     price or
     redemption proceeds)...................................    None(1)      5.00%        1.00%
  Redemption fee............................................    None         None         None
  Exchange fee..............................................    None         None         None
Annual Fund Operating Expenses (as a % of average net
  assets)
  Management fees (after fee waivers).......................    0.00%(2)     0.00%(2)     0.00%(2)
  Rule 12b-1 distribution plan payments.....................    0.25%        1.00%        1.00%
  Other expenses............................................    0.00%        0.00%        0.00%
                                                                ----         ----         ----
          Total fund operating expenses (after fee
            waivers)........................................    0.25%(2)     1.00%(2)     1.00%(2)
                                                                ====         ====         ====


------------


(1) Purchases of $1 million or more are not subject to an initial sales charge. However, a contingent deferred sales charge of 1% applies to certain redemptions made within 18 months from the date such shares were purchased. See the Investor's Guide, under the caption "How to Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."



(2) After fee waivers. AIM has voluntarily agreed through September 30, 1998 to waive the total Fund operating expenses so that such expenses do not exceed 0.25% annually for Class A shares, and 1.00% annually for Class B and Class C shares. Such voluntary expense limitation may in AIM's discretion be continued for future periods. If these limitations were not in effect, the Fund's management fees and total operating expenses would be 0.60% and 1.00% for Class A shares, and 0.60% and 1.75% for Class B and Class C shares.


     EXAMPLES. You would pay the following expenses on a $1,000 investment in Class A shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


1 Year......................................................  $50
3 Years.....................................................  $55



     The above example assumes payment of a sales charge at the time of purchase; actual expenses may vary for purchases of $1 million or more, which are made at net asset value and are subject to a contingent deferred sales charge for 18 months from the date such shares were purchased.


     You would pay the following expenses on a $1,000 investment in Class B shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


1 Year......................................................  $60
3 Years.....................................................  $62


     You would pay the following expenses on the same $1,000 investment in Class B shares, assuming no redemption at the end of each time period:


1 Year......................................................  $10
3 Years.....................................................  $32


     You would pay the following expenses on a $1,000 investment in Class C shares of the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


1 Year......................................................  $20
3 Years.....................................................  $32


     You would pay the following expenses on the same $1,000 investment in Class C shares, assuming no redemption at the end of each time period:


1 Year......................................................  $10
3 Years.....................................................  $32

     As a result of 12b-1 distribution plan payments, a long-term shareholder of the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. Given the maximum front-end and contingent deferred sales charges and the Rule 12b-1 distribution plan payments applicable to Class A shares, Class B shares and Class C shares of the Fund, it is estimated that it would require a substantial number of years to exceed the maximum permissible front-end sales charges.

     THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIVE OF THE FUND'S ACTUAL OR FUTURE EXPENSES, WHICH MAY BE GREATER OR LESS THAN THOSE SHOWN. In addition, while the examples assume a 5% annual return, the Fund's actual performance will vary and may result in an actual return that is greater or less than 5%. The examples assume reinvestment of all dividends and distributions and that the percentage amounts for total fund operating expenses remain the same for each year.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS



     Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the period January 2, 1998 (date operations commended) through March 31, 1998, which has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon was unqualified. The report of KPMG Peat Marwick LLP, independent auditors, for the period from January 2, 1998 through March 31, 1998 is included in the Statement of Additional Information.



                                                              CLASS A      CLASS B      CLASS C
                                                              -------      -------      -------
Net asset value, beginning of period........................  $ 10.00      $ 10.00      $ 10.00
Income from investment operations:
  Net investment income.....................................     0.11         0.09         0.09
                                                              -------      -------      -------
  Net gains (losses) on securities (both realized and
     unrealized)............................................    (0.01)       (0.01)       (0.01)
                                                              -------      -------      -------
          Total from investment operations..................     0.10         0.08         0.08
                                                              -------      -------      -------
Less distributions:
  Dividends from net investment income......................    (0.11)       (0.09)       (0.09)
                                                              =======      =======      =======
Net asset value, end of period..............................  $  9.99      $  9.99      $  9.99
                                                              =======      =======      =======
Total return(a).............................................     1.04%        0.81%        0.79%
                                                              =======      =======      =======
Ratios/supplemental data:
  Net assets, end of period (000s omitted)..................  $17,787      $ 2,699      $   738
                                                              =======      =======      =======
  Ratio of expenses to average net assets(b)................     0.25%(c)     1.00%(c)     1.00%(c)
                                                              =======      =======      =======
  Ratio of net investment income to average net assets(d)...     4.80%(c)     4.05%(c)     4.05%(c)
                                                              =======      =======      =======
  Portfolio turnover rate...................................       21%          21%          21%
                                                              =======      =======      =======


---------------


(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.



(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.65% (annualized), 2.44% (annualized) and 2.44% (annualized) for Classes A, B and C, respectively.



(c) Ratios are annualized and based on average net assets of $12,677,152, $1,139,458 and $370,817 for Classes A, B and C, respectively.



(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.40% (annualized), 2.61% (annualized) and 2.61% (annualized) for Classes A, B and C, respectively.

--------------------------------------------------------------------------------

PERFORMANCE


     The Fund's performance may be quoted in advertising in terms of yield or total return. Both types of performance are based on historical results and are not intended to indicate future performance. All advertisements for the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge, such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. The annual report of the Fund contains management's discussion of fund performance and may be obtained without charge upon written request to the Company at P.O. Box 4739, Houston, Texas 77210-4739 or by calling (800) 347-4246.


     The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum front-end sales charge at the time of purchase. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Standardized total return for Class C shares reflects the deduction of a 1% contingent deferred sales charge, if applicable, on a redemption of shares held for one year.

     The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

     Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares, and net asset value for Class B and Class C shares.

     Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund. A tax-equivalent yield is calculated in the same manner as the standard yield with an adjustment for a stated, assumed tax rate. The Fund may also demonstrate the effect of such tax-equivalent adjustments generally by comparing various yield levels with their corresponding tax-equivalent yields, given a stated tax rate.

     From time to time and in its discretion, AIM or its affiliates may waive all or a portion of advisory or distribution fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return.


--------------------------------------------------------------------------------


INVESTMENT PROGRAM

     The Fund's objective is to achieve a high level of current income which is exempt from federal income taxes. There can be no assurance that the Fund will achieve its objective, which is fundamental and may not be changed without shareholder approval. The Fund will pursue its objective by investing, under normal market conditions, at least 80% of its net assets in a diversified portfolio of municipal securities which are rated BBB/Baa or lower by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or another nationally recognized statistical rating organization ("NRSRO")(or which are unrated but determined by AIM to be of comparable quality to such securities), and which are exempt from federal income taxes (including the alternative minimum tax). "Municipal securities" include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued for a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works.

     Also included in "municipal securities" are municipal lease obligations, which may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. The Fund may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. The Company's Board of Directors has established guidelines and procedures for determining the liquidity and valuation of municipal lease obligations, and supervises AIM's determinations of the credit quality and cancellation risk of unrated municipal lease obligations.


     Debt securities which are rated BB/Ba or lower by S&P or Moody's or another NRSRO (and unrated securities which AIM determines to be of comparable quality) are considered to have speculative characteristics and may involve risks which are not presented by investments in higher-rated debt securities. See "Risk Factors Regarding Non-Investment Grade Debt Securities" below for further information regarding such investments.

     DIVERSIFICATION AND CONCENTRATION. As a fundamental policy which may not be changed without shareholder approval, the Fund will not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any single issuer. The Fund considers investments in municipal securities not to be subject to concentration policies and may invest a relatively high percentage of its total assets in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic area or may pay their interest obligations from revenue of similar projects such as hospitals, utilities systems and housing finance agencies. This may make the Fund's investments more susceptible to similar economic, political or regulatory influences. The Fund may invest more than 25% of its total assets in municipal securities with similar characteristics, such as industrial development revenue bonds, including pollution control revenue bonds, housing finance agency bonds or hospital bonds. The Fund may not, however, invest more than 25% of its total assets in industrial development revenue bonds, including pollution control revenue bonds, issued for companies in the same industry. Sizeable investments in such securities could involve an increased risk to the Fund if any of such issuers or any such related projects or facilities experience financial difficulties.

     The Fund may, but does not currently intend to, invest more than 25% of its total assets in securities whose issuers are located in the same state. The Fund may invest its assets without regard to the maturity of the various securities it purchases, and will not seek to maintain any particular average portfolio maturity.

     TEMPORARY DEFENSIVE INVESTMENTS. As a temporary defensive measure, or for cash management purposes, the Fund may invest all or a portion of its assets from time to time in cash, bankers' acceptances, certificates of deposit, repurchase agreements, master notes, time deposits, commercial paper and taxable and tax-exempt municipal securities. The Fund may also invest for temporary defensive purposes all or a portion of its assets in securities issued by the United States government, its agencies or instrumentalities, and investment grade taxable and tax-exempt municipal securities. Interest income from certain of the foregoing types of investments may be taxable to shareholders as ordinary income.

     TAXABLE INVESTMENTS. Under normal market conditions, the Fund may invest up to 20% of its total assets in taxable securities (including municipal securities the interest from which constitutes a preference item for federal alternative minimum tax purposes). Such taxable securities may include securities issued by the United States government, its agencies or instrumentalities, bank and corporate obligations and short-term fixed income securities.

     DEFAULTED SECURITIES. The Fund may invest up to 10% of its total assets in defaulted securities. In order to enforce its rights in defaulted securities the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase the Fund's operating expenses and adversely affect its net asset value. Any income derived from the ownership or operation of such assets would not be tax-exempt. The ability of a holder of a defaulted tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described below, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Directors.


     ILLIQUID SECURITIES, BORROWING AND OTHER INVESTMENT COMPANIES. The Fund will not invest more than 15% of its net assets in securities which are illiquid. Illiquid securities include those which cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them, as well as repurchase obligations maturing in more than seven days. Certain municipal lease obligations, certain defaulted securities and certain unregistered securities under the Securities Act of 1933 may be determined to be liquid under guidelines adopted by the Board of Directors, and would therefore not be subject to this 15% limitation. The Fund may borrow from banks, provided that such borrowing does not exceed 33-1/3% of the value of its total assets. The Fund will not invest in additional securities while borrowings in excess of 5% of its total assets are outstanding. The foregoing 33-1/3% and 5% borrowing limitations are fundamental policies which may not be changed without shareholder approval. The Fund may invest in other investment companies to the extent permitted by the Investment Company Act of 1940, and the rules and regulations thereunder, and (if applicable) exemptive orders granted by the SEC.


     WHEN ISSUED OR DELAYED DELIVERY SECURITIES. The Fund may purchase securities on a "when-issued" basis, which means that delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within 45 days after the date of the transaction). The Fund may also purchase and sell securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the delayed delivery securities are fixed at the time the buyer enters into the delayed delivery commitment. The Fund will only enter into commitments to purchase when-issued or delayed delivery securities with the intention of actually acquiring such securities; however, the Fund may sell such securities before the settlement date if AIM deems such action to be advisable.

     If the Fund purchases a when-issued security, its custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such securities declines below the value of the commitment, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. To the extent cash and securities are segregated, they will not be available for new investments or to meet redemptions of Fund shares. Securities purchased on a delayed delivery basis may require a similar segregation of liquid assets. For a more complete description of when-issued and delayed delivery securities, see the Statement of Additional Information.


     STANDBY COMMITMENTS. The Fund may acquire standby commitments from banks or other municipal securities dealers with respect to securities in its portfolio or that are being purchased by the Fund. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer's ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, AIM reviews the creditworthiness of the banks and other municipal securities dealers from which the Fund obtains standby commitments in order to evaluate those risks.

     INDEXED SECURITIES. The Fund may invest in indexed securities the value of which is linked to interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of the indexed security.

     INVERSE FLOATING RATE OBLIGATIONS. The Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

     ZERO-COUPON AND PAY-IN-KIND SECURITIES. The Fund may, but does not currently intend to, invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

     OPTIONS ON SECURITIES AND WARRANTS. The Fund may write (sell) "covered" put and call options on fixed income securities. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options written by the Fund give the holder the right to sell the underlying securities to the Fund at a fixed price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by the Fund when it owns the underlying securities, and put options are "covered" by the Fund when it has segregated liquid assets which can be sold promptly to satisfy any obligation of the Fund to purchase the underlying securities. The Fund may also write straddles (combinations of puts and calls on the same underlying security).

     The Fund may purchase detachable call options on municipal securities, which are options issued by an issuer of the underlying municipal securities that give the holder the right to purchase the securities at a fixed price, either up to a stated time in the future, or in some cases, on a particular future date. The Fund may purchase warrants on fixed income securities. A warrant on a fixed income security is a long-dated call option giving to the holder the right, but not the obligation, to purchase a fixed income security of a specific description (from the issuer) on a certain date or dates at a fixed exercise price.

     INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. The Fund may purchase and sell futures contracts on fixed income securities or indices of such securities, or purchase and sell options thereon, in order to hedge the value of its portfolio against changes in market conditions. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Generally, the Fund may elect to close a position in a futures contract by taking an opposite position which will operate to terminate the Fund's position in the original futures contract. There are risks associated with investments in futures contracts and options on such contracts. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of the Fund's portfolio, and it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position, due to market conditions, limits on open positions and/or daily price fluctuations. Changes in the market value of the Fund's portfolio may differ substantially from the changes anticipated by the Fund when hedged positions were established, and unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in the contract. Successful use of futures contracts and related options depends upon AIM's ability to predict correctly movements in the direction of the applicable markets. No assurance can be given that AIM's judgment in this respect will be correct.

     The Fund may not purchase or sell futures contracts, or purchase or sell related options, if immediately thereafter the sum of the amount of margin deposits and premiums on open positions with respect to futures contracts and related options would exceed 5% of the market value of the Fund's total assets. See the Statement of Additional Information for a description of the Fund's investments in futures contracts and options on futures contracts, including certain additional risks.

     RISK FACTORS REGARDING NON-INVESTMENT GRADE DEBT SECURITIES. The Fund intends to invest a significant portion of its assets in non-investment grade debt securities, commonly known as "junk bonds." Such securities have ratings from S&P and/or Moody's or another NRSRO which are BB/Ba or lower (or are unrated but determined by AIM to be of comparable quality based on the rating categories in Appendix A). Although these securities generally offer higher yields than investment grade securities with similar maturities, non-investment grade securities involve greater risks, including the possibility of default or bankruptcy. In general, they are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and principal. Other potential risks associated with investing in non-investment grade securities include:

     - greater market price volatility resulting from changes in or uncertainty about economic conditions, and changes in the actual or perceived ability of the issuer to meet its obligations;

     - greater sensitivity of highly leveraged issuers to adverse economic changes and individual issuer developments; and

     - liquidity may be affected by adverse publicity and changing investor perceptions about these securities in general and/or a particular issuer's credit quality.

     As with any other asset held by the Fund, any reduction in market value of such securities as a result of the above factors would be reflected in the Fund's net asset value. In addition, because the Fund invests in non-investment grade securities it may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. Due to such risks, successful investments in non-investment grade securities will be more dependent on AIM's credit analysis than generally would be the case for investments in securities which are investment grade.

     It is uncertain how the market for non-investment grade securities will perform during a prolonged period of rising interest rates. A prolonged economic downturn or a prolonged period of rising interest rates could adversely affect the market for these securities, increase their volatility, and reduce their value and liquidity. Moreover, lower quality securities tend to be less liquid than higher rated securities because the market for them is not as broad or active. If market quotations are not available, these securities will be valued in accordance with procedures established by the Company's Board of Directors. Judgment may therefore play a greater role in valuing non-investment grade securities.

     In the event the Fund experiences an unexpected level of net redemptions, it could be forced to sell its non-investment grade securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

     PORTFOLIO TURNOVER. Ordinarily, the Fund does not purchase securities with the intention of engaging in short-term trading. However, any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent in light of the Fund's investment objective, regardless of the holding period of that security. A higher rate of portfolio turnover may result in higher transaction costs. Also, to the extent that higher portfolio turnover results in a higher rate of net realized capital gains to the Fund, the portion of the Fund's distributions constituting taxable capital gain may increase. It is expected that total portfolio turnover in any year will be less than 100%. See "Dividends, Distributions and Tax Matters."

     INVESTMENT POLICIES AND RESTRICTIONS. Unless otherwise noted, the investment policies and standards stated above are not fundamental policies of the Fund and may be changed by the Board of Directors without shareholder approval. Shareholders will be notified before any material change in the foregoing investment policies becomes effective. The Fund's investment program is also subject to a number of investment restrictions which reflect self-imposed standards as well as federal regulatory limitations. These restrictions are described in the Statement of Additional Information.

--------------------------------------------------------------------------------

MANAGEMENT


     The overall management of the business and affairs of the Fund is vested in the Company's Board of Directors. The Board of Directors approves all significant agreements between the Company, on behalf of the Fund, and persons or companies furnishing services to the Fund, including the investment advisory agreement and administrative services agreement with AIM, the agreement with AIM Distributors regarding distribution of the Fund's shares, the agreement with The Bank of New York as the custodian and the agreement with AFS as transfer agent. The day-to-day operations of the Fund are delegated to the officers of the Company and to AIM, subject always to the objective and policies of the Fund and to the general supervision of the Board of Directors. Certain directors and officers of the Company are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific region. Information concerning the Board of Directors may be found in the Statement of Additional Information.



     For a discussion of AIM Management and its subsidiaries' Year 2000 Compliance Project, see "General Information -- Year 2000 Compliance Project."



     INVESTMENT ADVISOR. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment advisor to the Fund pursuant to a Master Investment Advisory Agreement (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives.



     Under the terms of the Advisory Agreement, AIM supervises all aspects of the Fund's operations and provides investment advisory services to the Fund. The Advisory Agreement also provides that, upon the request of the Board of Directors, AIM may perform or arrange for certain accounting and other administrative services for the Fund which are not required to be performed by AIM under the Advisory Agreement. AIM and the Company have entered into a Master Administrative Services Agreement (the "Administrative Services Agreement"), pursuant to which AIM is entitled to receive from the Fund reimbursement of its costs or such reasonable compensation as may be approved by the Board of Directors. Currently, AIM is reimbursed for the services of the Fund's principal financial officer and his staff, and any expenses related to fund accounting services. In addition, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM and a registered transfer agent, receives a fee pursuant to a Transfer Agency and Service Agreement for its provision of transfer agency, dividend distribution and disbursement, and shareholder services to the Fund.



     In accordance with policies established by the Board of Directors, AIM may take into account sales of shares of the Fund and other funds advised by AIM in selecting broker-dealers to effect portfolio transactions on behalf of the Fund. For a discussion of AIM's brokerage allocation policies, see the Statement of Additional Information under the caption "Portfolio Transactions."



     PORTFOLIO MANAGEMENT. AIM uses a team approach and disciplined investment strategy in providing investment advisory services to all its accounts, including the Fund. AIM's investment staff consists of approximately 135 individuals. While individual members of AIM's investment staff are assigned primary responsibility for the day-to-day management of each of AIM's accounts, all accounts are reviewed on a regular basis by AIM's Investment Policy Committee to ensure that they are being invested in accordance with the accounts' and AIM's investment policies. The individuals on the investment team primarily responsible for the day-to-day management of the Fund are Franklin Ruben, Richard A. Berry and Sharon A. Copper. Mr. Ruben is Vice President of
A I M Capital Management, Inc. ("AIM Capital"), a wholly owned subsidiary of AIM, and has been responsible for the Fund since its inception in 1998. Mr. Ruben has been associated with AIM and/or its subsidiaries since 1997, and has been an investment professional since 1986. Prior to joining AIM, he was Associate Portfolio Manager with Van Kampen American Capital Asset Management, Inc. Mr. Berry is Vice President of AIM Capital, and has been responsible for the Fund since its inception in 1998. He has been associated with AIM and/or its subsidiaries since 1987, and has been an investment professional since 1968. Ms. Copper is Vice President of AIM Capital and has been responsible for the Fund since its inception in 1998. She has been associated with AIM and/or its subsidiaries since 1992 and has been an investment professional since 1985.



     FEES AND EXPENSES. Pursuant to the Advisory Agreement, AIM is entitled to receive a fee from the Fund calculated at the annual rates of 0.60% of the first $500 million of net assets, plus 0.55% of the next $500 million of net assets, plus 0.50% of the next $500 million of net assets, plus 0.45% of net assets over $1.5 billion. AIM is also entitled to be reimbursed for administrative costs incurred on behalf of the Fund. For the period January 2, 1998 (date operations commenced) through March 31, 1998, the Fund paid 0% of its average daily net assets to AIM for its advisory services, and its total expenses for the same period, stated as a percentage of average daily net assets, were 0.25%, 1.00% and 1.00% for Class A, Class B and Class C shares, respectively. For the period January 2, 1998 (date operations commenced) through March 31, 1998, the Fund paid 0% of its average daily net assets to AIM as reimbursement for administrative services pursuant to the Administrative Services Agreement. Had AIM not absorbed expenses, the Fund would have reimbursed 0.13% of its average daily net assets to AIM for such services.


     FEE WAIVERS. In order to increase the yield to investors, AIM or its affiliates may from time to time voluntarily waive or reduce advisory or distribution fees, while retaining the ability to be reimbursed for such fees prior to the end of each fiscal year. Fee waivers or reductions, other than those which may be set forth in the Advisory Agreement, may be rescinded at any time without notice to investors; provided, however, that the Board of Directors of the Company will be notified of the discontinuance of each fee waiver or reduction. AIM is currently voluntarily waiving all of the 0.60% management fee payable by the Fund, and reimbursing all operating expenses of the Fund, other than the 0.25% distribution plan payments by the Class A shares and the 1.00% distribution plan payments by the Class B and C shares of the Fund. AIM may in its discretion continue such fee waiver for future periods. For the period January 2, 1998 (date operations commenced) through March 31, 1998, AIM voluntarily waived 0.60% of its advisory fee for the Fund. Had AIM not waived such fee, the advisory fee would have been 0.60% of the Fund's average daily net assets for this period.


     DISTRIBUTOR. The Company has entered into master distribution agreements relating to the Fund (the "Distribution Agreements") with A I M Distributors, Inc. ("AIM Distributors"), a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Class A, Class B and Class C shares of the Fund. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain directors and officers of the Company are affiliated with AIM Distributors.


     The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments by the Fund of asset-based sales charges and service fees to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.


     DISTRIBUTION PLANS. Class A and C Plan. The Company has adopted a Master Distribution Plan applicable to Class A and Class C shares of the Fund (the "Class A and C Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A and Class C shares of the Fund.

     Under the Class A and C Plan, the Company may compensate AIM Distributors an aggregate amount of 0.25% of the average daily net assets of Class A shares of the Fund on an annualized basis and an aggregate amount of 1.00% of the average daily net assets of Class C shares of the Fund on an annualized basis.

     The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Fund and who provide continuing personal shareholder services to their customers who own Class A and Class C shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

     Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset based sales charges, that may be paid by the Company with respect to the Fund. The Class A and C Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A and C Plan on behalf of the Fund. Thus, under the Class A and C Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

     Class B Plan. The Company has also adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares.

     Both Plans. Activities that may be financed under the Class A and C Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Company will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by the rules of the National Association of Securities Dealers, Inc.


     Each of the Plans may be terminated as to a class at any time by a vote of the majority of those directors who are not "interested persons" of the Company or by a vote of the holders of the majority of the outstanding shares of the applicable class.



     Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments. The Fund will obtain a representation from such financial institutions that they will either be licensed as dealers as required under applicable state law, or that they will not engage in activities which would constitute acting as a "dealer" as defined under applicable state law. Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.


     For additional information concerning the operation of the Plans, see the Statement of Additional Information.

--------------------------------------------------------------------------------

ORGANIZATION OF THE COMPANY


     The Company was incorporated in Maryland on May 3, 1993. Shares of common stock of the Company are currently divided into four portfolios, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT (each of which currently offers only Class A shares) and AIM HIGH INCOME MUNICIPAL FUND (which currently offers Class A, Class B and Class C shares).



     Each class of shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although holders of Class A and Class C shares and holders of Class B shares of AIM HIGH INCOME MUNICIPAL FUND must approve any material increase in fees payable with respect to the Fund under the Class A and C Plan).



     Shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the different classes of shares, where applicable, of a Fund. However, on matters affecting one portfolio of the Company or one class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but which requires a separate vote of another portfolio or class. An example of a matter which would be voted on separately by shareholders of a portfolio is the approval of an advisory agreement, and an example of a matter which would be voted on separately by shareholders of each class of shares is approval of a distribution plan. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect directors, holders of more than 50% of the shares voting for the election of directors can elect all of the directors of the Company, and the holders of less than 50% of the shares voting for the election of directors will not be able to elect any directors.



     Under Maryland law and the Company's By-laws, the Company need not hold an annual meeting of shareholders unless a meeting is otherwise required under the 1940 Act to elect directors. Shareholders may remove directors from office, and a meeting of shareholders may be called at the request of the holders of 10% or more of the Company's outstanding shares.

 THE TOLL-FREE NUMBER FOR ACCESS TO ROUTINE ACCOUNT INFORMATION AND SHAREHOLDER
                                 ASSISTANCE IS
             (800) 959-4246 (7:30 A.M. TO 6:00 P.M. CENTRAL TIME).
                                INVESTOR'S GUIDE
                         TO THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

  THE AIM FAMILY OF FUNDS consists of the following mutual funds:


            AIM ADVISOR FLEX FUND                         AIM GLOBAL UTILITIES FUND
            AIM ADVISOR INTERNATIONAL VALUE FUND          AIM HIGH INCOME MUNICIPAL FUND
            AIM ADVISOR LARGE CAP VALUE FUND              AIM HIGH YIELD FUND
            AIM ADVISOR MULTIFLEX FUND                    AIM INCOME FUND
            AIM ADVISOR REAL ESTATE FUND                  AIM INTERMEDIATE GOVERNMENT FUND
            AIM AGGRESSIVE GROWTH FUND                    AIM INTERNATIONAL EQUITY FUND
            AIM ASIAN GROWTH FUND                         AIM LIMITED MATURITY TREASURY FUND
            AIM BALANCED FUND                             AIM MONEY MARKET FUND(*)
            AIM BLUE CHIP FUND                            AIM MUNICIPAL BOND FUND
            AIM CAPITAL DEVELOPMENT FUND                  AIM SELECT GROWTH FUND
            AIM CHARTER FUND                              AIM SMALL CAP OPPORTUNITIES FUND
            AIM CONSTELLATION FUND                        AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
            AIM EUROPEAN DEVELOPMENT FUND                 AIM TAX-EXEMPT CASH FUND(*)
            AIM GLOBAL AGGRESSIVE GROWTH FUND             AIM TAX-FREE INTERMEDIATE FUND
            AIM GLOBAL GROWTH FUND                        AIM VALUE FUND
            AIM GLOBAL INCOME FUND                        AIM WEINGARTEN FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of
    AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

  IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

  HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.

  Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed IRS Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable Internal Revenue Service penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Salary Reduction ("SARSEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.

  AFS' mailing address is:
                              A I M Fund Services, Inc.
                              P.O. Box 4739
                              Houston, TX 77210-4739

  For additional information or assistance, investors should call the Client Services Department of AFS at:

                               (800) 959-4246

  Shares of any AIM Funds not named on the cover of this Prospectus are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.

                                                                       MCF-05/98

  INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

                   Beneficiary Bank ABA/Routing #:   113000609
                   Beneficiary Account Number:       00100366807
                   Beneficiary Account Name:         A I M Fund Services, Inc.
                   RFB:                              Fund name, Reference Number (16 character limit)
                   OBI:                              Shareholder Name, Shareholder Account Number
                                                     (70 character limit)

  HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.

  BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

  BY AIM BANK CONNECTION(SM): To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for detail.

--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


  Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND,AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares ("Class C shares") of the Multiple Class Funds are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value." The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.


                                                                       MCF-05/98

SALES CHARGES AND DEALER CONCESSIONS


  GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM MONEY MARKET FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND and AIM WEINGARTEN FUND.



                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
      SINGLE TRANSACTION(1)                          PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   25,000                    5.50%          5.82%        4.75%
 $ 25,000 but less than $   50,000                   5.25           5.54         4.50
 $ 50,000 but less than $ 100,000                    4.75           4.99         4.00
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    3.00           3.09         2.50
 $500,000 but less than $1,000,000                   2.00           2.04         1.60


---------------


(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.


  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

  GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM MUNICIPAL BOND FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $   50,000                    4.75%          4.99%        4.00%
 $ 50,000 but less than $ 100,000                    4.00           4.17         3.25
 $100,000 but less than $ 250,000                    3.75           3.90         3.00
 $250,000 but less than $ 500,000                    2.50           2.56         2.00
 $500,000 but less than $1,000,000                   2.00           2.04         1.60

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/ or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                                                                       MCF-05/98

  GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                DEALER
                                                                              CONCESSION
                                                  INVESTOR'S SALES CHARGE     ----------
                                                 --------------------------      AS A
                                                     AS A           AS A      PERCENTAGE
                                                  PERCENTAGE     PERCENTAGE     OF THE
                                                 OF THE PUBLIC   OF THE NET     PUBLIC
     AMOUNT OF INVESTMENT IN                       OFFERING        AMOUNT      OFFERING
        SINGLE TRANSACTION                           PRICE        INVESTED      PRICE
     -----------------------                     -------------   ----------   ----------
             Less than $ 100,000                     1.00%          1.01%        0.75%
 $100,000 but less than $ 250,000                    0.75           0.76         0.50
 $250,000 but less than $1,000,000                   0.50           0.50         0.40

  There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

  ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

  In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

  AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

                                                                       MCF-05/98

  TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close") on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

  An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

  SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.

     CLASS A SHARES are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."

     CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."

     Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."

     CLASS C SHARES are sold without an initial sales charge. Thus the entire purchase price of Class C shares is immediately invested in Class C shares. Class C shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class C shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class C shares redeemed within one year from the date such shares were purchased are subject to a 1.00% contingent deferred sales charge. No contingent deferred sales charge will be imposed if Class C shares are redeemed after one year from the date such shares were purchased. Redemptions of Class C shares and associated charges are further described under the caption "How to Redeem
     Shares -- Multiple Distribution System."

     AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.

  TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

                                                                       MCF-05/98

  SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND AND AIM TAX-EXEMPT CASH FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

  SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem
Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

  MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES

  Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

  The term "purchaser" means:

  - an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  - a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

        a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

        b. each transmittal must be accompanied by a single check or wire transfer; and

        c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  - a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
    Code) and 457 plans, although more than one beneficiary or participant is involved;

  - a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), a Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;

  - any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

  - the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

  Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by vir-

                                                                       MCF-05/98
tue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

  (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

  Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

  To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

  If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

  (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

  PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund (see "Dividends,

                                                                       MCF-05/98

Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.

  Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

  The following persons may purchase shares of the AIM Funds without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM, or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholders Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc; and (j) former or current Class A shareholders of the AIM/GT Funds (those funds which are advised by AIM and sub-advised by INVESCO (NY), Inc.), but only to the extent that their purchase order is entered with an instruction to have all or a portion of the proceeds from a redemption of Class A shares of the AIM/GT Funds (on which a sales charge was paid) invested in Class A shares of the AIM Funds.


  In addition, shares of any AIM Fund (except AIM Small Cap Opportunities Fund) may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of the Load Funds (as defined on page A-10 herein) sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


  Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sale of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the

                                                                       MCF-05/98
name, address and telephone number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

  FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."

--------------------------------------------------------------------------------

SPECIAL PLANS

  Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

  Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

  SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

  Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the Multiple Class Funds and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

  The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

  AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.

  AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be rein-

                                                                       MCF-05/98
vested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. Shares of AIM Small Cap Opportunities Fund will not be available for automatic dividend reinvestments until August 10, 1998. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


  DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sales charges may apply, as described under the caption "Exchange Privilege."

  PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).

                                                                       MCF-05/98

--------------------------------------------------------------------------------

EXCHANGE PRIVILEGE

  TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds, which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM
Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.

                                LOAD FUNDS:                                  LOWER LOAD FUNDS:
   AIM ADVISOR FLEX FUND --            AIM GLOBAL GROWTH                     AIM LIMITED MATURITY TREASURY FUND
     CLASS A                           FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR INTERNATIONAL           AIM GLOBAL INCOME                       AIM TAX-FREE INTERMEDIATE FUND
     VALUE FUND -- CLASS A             FUND -- CLASS A                           -- CLASS A
   AIM ADVISOR LARGE CAP               AIM GLOBAL UTILITIES                  NO LOAD FUNDS:
     VALUE FUND -- CLASS A             FUND -- CLASS A
   AIM ADVISOR MULTIFLEX               AIM HIGH INCOME MUNICIPAL             AIM MONEY MARKET FUND
     FUND -- CLASS A                     FUND -- CLASS A                         -- AIM CASH RESERVE SHARES
   AIM ADVISOR REAL ESTATE             AIM HIGH YIELD FUND -- CLASS A          AIM TAX-EXEMPT CASH FUND -- CLASS A
     FUND -- CLASS A                   AIM INCOME FUND -- CLASS A
   AIM AGGRESSIVE GROWTH               AIM INTERMEDIATE GOVERNMENT
     FUND -- CLASS A                   FUND -- CLASS A
   AIM ASIAN GROWTH   FUND -- CLASS A  AIM INTERNATIONAL EQUITY
   AIM BALANCED FUND -- CLASS A        FUND -- CLASS A
   AIM BLUE CHIP FUND -- CLASS A       AIM MONEY MARKET
   AIM CAPITAL DEVELOPMENT             FUND -- CLASS A
     FUND -- CLASS A                   AIM MUNICIPAL BOND
   AIM CHARTER FUND -- CLASS A         FUND -- CLASS A
   AIM CONSTELLATION                   AIM SELECT GROWTH FUND -- CLASS A
     FUND -- CLASS A                   AIM SMALL CAP OPPORTUNITIES
   AIM EUROPEAN DEVELOPMENT            FUND -- CLASS A
     FUND -- CLASS A                   AIM TAX-EXEMPT BOND FUND
   AIM GLOBAL AGGRESSIVE GROWTH        OF CONNECTICUT -- CLASS A
     FUND -- CLASS A                   AIM VALUE FUND -- CLASS A
                                       AIM WEINGARTEN FUND -- CLASS A


  Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND; (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM Cash Reserve Shares of AIM MONEY MARKET FUND and AIM TAX-EXEMPT CASH FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGE ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE; (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A, Class B or Class C shares of AIM MONEY MARKET FUND. Class A shares and Class B shares of AIM Small Cap Opportunities Fund will not be available for purchase through an exchange from another AIM Fund until August 10, 1998. Class C shares of AIM SMALL CAP OPPORTUNITIES FUND are currently not available.


                                                                       MCF-05/98

  DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:

                                                                                                      MULTIPLE CLASS FUNDS:
                                                            LOWER LOAD              NO LOAD       ------------------------------
      FROM:                 TO: LOAD FUNDS                     FUNDS                 FUNDS           CLASS B         CLASS C
      -----                 --------------            -----------------------  -----------------  --------------  --------------
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable

Lower Load         Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund or any     Fund or any Lower Load
                   Lower Load Fund.                   Fund; otherwise,
                                                      Offering Price.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable

  FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:
Load Funds.......  Net Asset Value                    Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
Lower Load         Net Asset Value if shares were     Net Asset Value          Net Asset Value    Not Applicable  Not Applicable
  Funds..........  acquired upon exchange of any
                   Load Fund. Otherwise, difference
                   in sales charge will apply.
No Load Funds....  Offering Price if No Load shares   Net Asset Value if No    Net Asset Value    Not Applicable  Not Applicable
                   were directly purchased. Net       Load shares were
                   Asset Value if No Load shares      acquired upon exchange
                   were acquired upon exchange of     of shares of any Load
                   shares of any Load Fund.           Fund or any Lower Load
                   Difference in sales charge will    Fund; otherwise,
                   apply if No Load shares were       Offering Price.
                   acquired upon exchange of Lower
                   Load Fund shares.
Multiple Class
  Funds:
  Class B........  Not Applicable                     Not Applicable           Not Applicable     Net Asset Value Not Applicable
  Class C........  Not Applicable                     Not Applicable           Not Applicable     Not Applicable  Net Asset Value

  An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other), except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate Internal Revenue Service ("IRS") Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.

  THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

  THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.

  Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received

                                                                       MCF-05/98
after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends (See "Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

  EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."

  EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

  EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B shares or among Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions, as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.

  MULTIPLE DISTRIBUTION SYSTEM. Class B shares. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attrib-

                                                                       MCF-05/98
utable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.

                           YEAR                              CONTINGENT DEFERRED
                           SINCE                               SALES CHARGE AS
                         PURCHASE                            % OF DOLLAR AMOUNT
                           MADE                               SUBJECT TO CHARGE
                         --------                            -------------------
First......................................................      5%
Second.....................................................      4%
Third......................................................      3%
Fourth.....................................................      3%
Fifth......................................................      2%
Sixth......................................................      1%
Seventh and Following......................................     None

  In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.

  Class C Shares. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

  Waivers. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability), (2) in connection with certain distributions from individual retirement accounts, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the fifth paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

  Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

  Waiver category (2) above applies only to redemptions resulting from:

          (i) required minimum distributions to plan participants or beneficiaries who are age 70- 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

          (ii) in kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

          (iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

          (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

          (v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.

                                                                       MCF-05/98

  CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in this program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gain distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD (i) shares of any Load Fund or AIM Cash Reserve Shares of AIM MONEY MARKET FUND which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load Fund or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (1) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code, or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees;
(2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds"; and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

  REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

  Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnerships, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

  In addition to these requirements, shareholders who have invested in a fund to establish an IRA, should include the following information along with a written request for either partial or full liquidation of fund shares: (a) a statement as to whether or not the shareholder has attained age 59- 1/2; and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.

  REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information; and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be gen-
                                                                       MCF-05/98
uine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


  EXPEDITED REDEMPTIONS (AIM Cash Reserve Shares of AIM MONEY MARKET FUND
ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


  REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND and the AIM Cash Reserve Shares of AIM MONEY MARKET FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented to the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.

  TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.

  Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

  SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner; (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions; and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

  Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed

                                                                       MCF-05/98
the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

  REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in (or exchanged for) shares of another AIM Fund at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.

  Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.

--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE

  The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND), on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE.The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

  Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund.

                                                                       MCF-05/98

--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.


                                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                                   OF NET           OF NET
                                                    DIVIDENDS FROM                REALIZED         REALIZED
                                                    NET INVESTMENT               SHORT-TERM        LONG-TERM
                   FUND                                 INCOME                  CAPITAL GAINS    CAPITAL GAINS
                   ----                             --------------              -------------    -------------
AIM ADVISOR FLEX FUND.....................  declared and paid quarterly       quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND......  declared and paid annually        annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..........  declared and paid quarterly       quarterly          annually
AIM ADVISOR MULTIFLEX FUND................  declared and paid quarterly       quarterly          annually
AIM ADVISOR REAL ESTATE FUND..............  declared and paid quarterly       quarterly          annually
AIM AGGRESSIVE GROWTH FUND................  declared and paid annually        annually           annually
AIM ASIAN GROWTH FUND.....................  declared and paid annually        annually           annually
AIM BALANCED FUND.........................  declared and paid quarterly       annually           annually
AIM BLUE CHIP FUND........................  declared and paid annually        annually           annually
AIM CAPITAL DEVELOPMENT FUND..............  declared and paid annually        annually           annually
AIM CHARTER FUND..........................  declared and paid quarterly       annually           annually
AIM CONSTELLATION FUND....................  declared and paid annually        annually           annually
AIM EUROPEAN DEVELOPMENT FUND.............  declared and paid annually        annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.........  declared and paid annually        annually           annually
AIM GLOBAL GROWTH FUND....................  declared and paid annually        annually           annually
AIM GLOBAL INCOME FUND....................  declared daily; paid monthly      annually           annually
AIM GLOBAL UTILITIES FUND.................  declared daily; paid monthly      annually           annually
AIM HIGH INCOME MUNICIPAL FUND............  declared daily; paid monthly      annually           annually
AIM HIGH YIELD FUND.......................  declared daily; paid monthly      annually           annually
AIM INCOME FUND...........................  declared daily; paid monthly      annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..........  declared daily; paid monthly      annually           annually
AIM INTERNATIONAL EQUITY FUND.............  declared and paid annually        annually           annually
AIM LIMITED MATURITY TREASURY FUND........  declared daily; paid monthly      annually           annually
AIM MONEY MARKET FUND.....................  declared daily; paid monthly      at least annually  annually
AIM MUNICIPAL BOND FUND...................  declared daily; paid monthly      annually           annually
AIM SELECT GROWTH FUND....................  declared and paid annually        annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..........  declared and paid annually        annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...  declared daily; paid monthly      annually           annually
AIM TAX-EXEMPT CASH FUND..................  declared daily; paid monthly      at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND............  declared daily; paid monthly      annually           annually
AIM VALUE FUND............................  declared and paid annually        annually           annually
AIM WEINGARTEN FUND.......................  declared and paid annually        annually           annually


  In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

  All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.

  Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

                                                                       MCF-05/98

  Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

  Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

TAX MATTERS

  Each AIM Fund has qualified and intends to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income taxes on net investment income and capital gains that are distributed to shareholders. Each fund, for purposes of determining taxable income, distribution requirements and other requirements of Subchapter M, is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses and each fund must individually comply with all of the provisions of the Code which are applicable to its operations.


  TAX TREATMENT OF DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders, it is not expected that any such fund will be required to pay any federal income tax on amounts that it has distributed. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid the imposition of a non-deductible 4% excise tax calculated as a percentage of certain undistributed amounts of taxable ordinary income and capital gain net income. Nevertheless, shareholders normally are subject to federal income taxes, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional shares of a fund, except for tax-exempt dividends paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds") which are exempt from federal tax. Dividends paid by a fund (other than capital gain distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND or AIM TAX-FREE INTERMEDIATE FUND will qualify for this dividends received deduction. Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all distributions paid during the year. Certain dividends declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to shareholders during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such Fund. With respect to tax-exempt shareholders, distributions from the Funds will not be subject to federal income taxation to the extent permitted under the applicable tax-exemption.


  For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

  TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

  Under existing provisions of the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

  DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENT OF ADDITIONAL INFORMATION.

  TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may give rise to a federal alternative minimum tax liability, may affect the amount of social security benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of the shareholder, and may have other collateral federal income tax consequences. The Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for shareholders, and may invest up to 20% of their net assets in such securities and

                                                                       MCF-05/98
other taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

  The Tax-Exempt Funds may pay dividends to shareholders which are taxable, but will endeavor to avoid investments which would result in taxable dividends. The percentage of dividends which constitute exempt-interest dividends, and the percentage thereof (if any) which constitute an item of tax preference, will be determined annually. This percentage may differ from the actual percentages for any particular day.

  To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional shares. Distributions of net long-term capital gains will be taxable as long-term capital gains, whether received in cash or additional shares, and regardless of the length of time a particular shareholder may have held his shares.

  From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.

  AIM INTERMEDIATE GOVERNMENT FUND and AIM LIMITED MATURITY TREASURY
FUND -- SPECIAL TAX INFORMATION. Certain states exempt from state income taxes dividends paid by mutual funds out of interest on U.S. Treasury and certain other U.S. government obligations, and investors should consult with their own tax advisors concerning the availability of such exemption.

  AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND AND AIM GLOBAL UTILITIES FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to shareholders credits for foreign taxes paid. If the fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders, and should note that if such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends.

  Shareholders should also note that the IRS is currently considering whether and when the introduction of a single European currency (euro) in 1999 will cause gain or loss to be realized on foreign financial instruments denominated in certain European currencies, which could affect the amount of distributions made by AIM Funds investing in such instruments.

--------------------------------------------------------------------------------

GENERAL INFORMATION

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

  A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

  LEGAL COUNSEL. The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania, serves as counsel to the AIM Funds and passes upon legal matters.

  SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

  YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers provide the AIM Funds and their shareholders.

  To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998.

                                                                       MCF-05/98

Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

  OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                                                       MCF-05/98

                                                                      APPENDIX A
--------------------------------------------------------------------------------

                       DESCRIPTIONS OF RATING CATEGORIES

     The following are descriptions of ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Ratings Services ("S&P") to certain debt securities in which AIM HIGH INCOME MUNICIPAL FUND may invest. See the Statement of Additional Information for descriptions of other Moody's and S&P rating categories and those of other rating agencies.

     MOODY'S: Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements, their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     S&P: AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C -- Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

                            APPLICATION INSTRUCTIONS

  SOCIAL SECURITY OR TAXPAYER ID NUMBER. Investors should make sure that the social security number or taxpayer identification number (TIN) which appears in
Section 1 of the Application complies with the following guidelines:
--------------------------------------------------------------------------------


                                   Give Social Security                                           GIVE TAXPAYER I.D.
        ACCOUNT TYPE                    NUMBER OF:                     ACCOUNT TYPE                   NUMBER OF:
      Individual              Individual                       Trust, Estate, Pension        Trust, Estate, Pension
                                                               Plan Trust                    Plan Trust and not
                                                                                             personal TIN of fiduciary
      Joint Individual        First individual listed in the
                              "Account Registration" portion
                              of the Application
      Unif. Gifts to          Minor                            Corporation, Partnership,     Corporation, Partnership,
      Minors/Unif.                                             Other Organization            Other Organization
      Transfers to Minors
      Legal Guardian          Ward, Minor or
                              Incompetent
      Sole Proprietor         Owner of Business                Broker/Nominee                Broker/Nominee

--------------------------------------------------------------------------------

  Applications without a certified TIN will not be accepted unless the applicant is a nonresident alien, foreign corporation or foreign partnership and has attached a completed IRS Form W-8.

  BACKUP WITHHOLDING. Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.

  An investor is subject to backup withholding if:

  (1) the investor fails to furnish a correct TIN to the Fund, or

  (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

  (3) the investor is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

  (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

  (5) the investor does not certify his TIN. This applies only to reportable interest, dividend, broker or barter exchange accounts opened after 1983, or broker accounts considered inactive during 1983.

  Except as explained in (5) above, other reportable payments are subject to backup withholding only if (1) or (2) above applies.

  Certain payees and payments are exempt from backup withholding and information reporting and such entities should check the box "Exempt from Backup Withholding" on the Application. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

- a corporation
- an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)
- the United States or any of its agencies or instrumentalities
- a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities
- a foreign government or any of its political subdivisions, agencies or instrumentalities
- an international organization or any of its agencies or instrumentalities
- a foreign central bank of issue
- a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.
- a futures commission merchant registered with the Commodity Futures Trading Commission
- a real estate investment trust
- an entity registered at all times during the tax year under the Investment Company Act of 1940
- a common trust fund operated by a bank under Section 584(a)
- a financial institution
- a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List
- a trust exempt from tax under Section 664 or described in Section 4947

  Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.
NOTE: Section references are to sections of the Code.

  IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

                                                                       MCF-05/98

  NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to appropriate withholding as described in the Prospectus under "Dividends, Distributions and Tax Matters."

  SPECIAL INFORMATION REGARDING TELEPHONE EXCHANGE PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "Exchange Privilege -- Exchanges by Mail").

  SPECIAL INFORMATION REGARDING TELEPHONE REDEMPTION PRIVILEGE. By signing the new Account Application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor (see the applicable Fund's prospectus under the caption "How to Redeem
Shares -- Redemptions by Mail").

                                                                       MCF-05/98

[AIM LOGO APPEARS HERE]         THE AIM FAMILY OF FUNDS--Registered Trademark--

Investment Advisor
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173

Transfer Agent
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Principal Underwriter
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739

Independent Accountants
KPMG Peat Marwick LLP
700 Louisiana

Houston, TX 77002


For more complete information about any other Fund in The AIM Family of Funds, including charges and expenses, please call (800) 347-4246, or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                                        STATEMENT OF
                                                   ADDITIONAL INFORMATION





                           AIM TAX-EXEMPT FUNDS, INC.

                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND
                     AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
                         AIM HIGH INCOME MUNICIPAL FUND





                                11 Greenway Plaza
                                    Suite 100
                              Houston, Texas 77046
                                 (713) 626-1919




                               -----------------




      THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT
       SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS FOR THE ABOVE-NAMED
      FUNDS, A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE FROM AUTHORIZED
         DEALERS OR BY WRITING A I M DISTRIBUTORS, INC., P.O. BOX 4739,
             HOUSTON, TEXAS 77210-4739, OR BY CALLING (800) 347-4246



                               -----------------



            Statement of Additional Information Dated: July 29, 1998
  Relating to the AIM Tax-Exempt Cash Fund, AIM Tax-Free Intermediate Fund and
           AIM Tax-Exempt Bond Fund of Connecticut Prospectus and the
       AIM High Income Municipal Fund Prospectus, each dated July 29, 1998

                                TABLE OF CONTENTS


                                                                                                       PAGE
INTRODUCTION...........................................................................................  1

GENERAL INFORMATION ABOUT THE COMPANY..................................................................  1
         The Company and its Shares....................................................................  1

PERFORMANCE INFORMATION................................................................................  2
         Yield Calculations............................................................................  2
         Total Return Calculations.....................................................................  3
         Historical Portfolio Results..................................................................  4

PORTFOLIO TRANSACTIONS.................................................................................  5
         General Brokerage Policy......................................................................  5
         Allocation of Portfolio Transactions..........................................................  6
         Section 28(e) Standards.......................................................................  7

INVESTMENT PROGRAM AND RESTRICTIONS....................................................................  8
         Investment Program............................................................................  8
         Municipal Securities..........................................................................  8
         Diversification Requirements - AIM Tax-Exempt Cash Fund.......................................  9
         When-Issued or Delayed Delivery Securities.................................................... 10
         Synthetic Municipal Instruments............................................................... 10
         Variable or Floating Rate Instruments......................................................... 11
         Investments in Securities Owned by Officers and Directors..................................... 11
         Eligible Securities........................................................................... 11
         Concentration of Investments.................................................................. 11
         Investment Restrictions....................................................................... 12
         Investment in Non-Investment Grade Securities: AIM Tax-Exempt Bond Fund of Connecticut
                  and AIM High Income Municipal Fund Only.............................................. 16
         Covered Call Options:  AIM High Income Municipal Fund Only.................................... 17
         Put Options:  AIM High Income Municipal Fund Only............................................. 17
         Combined Option Positions: AIM High Income Municipal Fund Only................................ 17
         Futures Contracts:  AIM Tax-Exempt Bond Fund of Connecticut and AIM High Income
                  Municipal Fund Only.................................................................. 17
         Options on Futures Contracts:  AIM Tax-Exempt Bond Fund of Connecticut and AIM High
                   Income Municipal Fund Only.......................................................... 18
         Risks as to Futures Contracts and Related Options............................................. 18
         AIM High Income Municipal Fund................................................................ 19

MANAGEMENT............................................................................................. 20
         Directors and Officers........................................................................ 20

INVESTMENT ADVISORY AND OTHER SERVICES................................................................. 26
         Distribution Plans............................................................................ 28
         The Distributor............................................................................... 34

MISCELLANEOUS INFORMATION.............................................................................. 35
         Shareholder Inquiries......................................................................... 35
         Audit Reports................................................................................. 36
         Legal Matters................................................................................. 36
         Custodian and Transfer Agent.................................................................. 36
         Control Persons and Principal Holders of Securities........................................... 36

HOW TO PURCHASE AND REDEEM SHARES...................................................................... 39

DETERMINATION OF NET ASSET VALUE....................................................................... 40

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS............................................................... 41
         Dividends and Distributions................................................................... 41
         Tax Matters................................................................................... 41

DESCRIPTION OF MONEY MARKET INSTRUMENTS (AIM Tax-Exempt Cash Fund Only)................................ 46
         Money Market Obligations...................................................................... 47

RATINGS OF SECURITIES.................................................................................. 48

FINANCIAL STATEMENTS................................................................................... FS

                                  INTRODUCTION


         AIM Tax-Exempt Funds, Inc. (formerly named AIM Tax-Free Funds, Inc.) (the "Company") is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in two Prospectuses (the "Prospectuses"), one of which is dated July 29, 1998 and relates to the Class A shares of the Company's AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, and one of which is also dated July 29, 1998 and relates to the Class A, Class B and Class C shares of the Company's AIM HIGH INCOME MUNICIPAL FUND (collectively, the "Funds" and each separately a "Fund"). Copies of the Prospectuses and additional copies of this Statement of Additional Information may be obtained without charge by writing the distributor of the Funds' shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, Texas 77210-4739, or by calling (800) 347-4246. Investors must receive a Fund's Prospectus before they invest in that Fund.


         This Statement of Additional Information is intended to furnish investors with additional information concerning the Funds. Some of the information required to be in this Statement of Additional Information is also included in the Funds' current Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Company's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.


                      GENERAL INFORMATION ABOUT THE COMPANY

THE COMPANY AND ITS SHARES


         The Company was incorporated under the laws of the State of Maryland on May 3, 1993, and is registered with the SEC as an open-end series management investment company.


         On October 15, 1993, pursuant to an Agreement and Plan of Reorganization between the Company and AIM Funds Group, a Massachusetts business trust ("AFG"), the Company's AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT succeeded to the assets and assumed the liabilities of AFG's AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut (the "AFG Funds"), respectively. Similarly, on October 15, 1993, pursuant to an Agreement and Plan of Reorganization between the Company and Tax-Free Investments Co., a Maryland corporation ("TFIC"), the Company's AIM TAX-FREE INTERMEDIATE FUND (named the Intermediate Portfolio prior to September 25, 1997) succeeded to the assets and assumed the liabilities of TFIC's Intermediate Portfolio (together with the AFG Funds, the "Predecessor Funds"). All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993, relating to such Funds is that of the Predecessor Funds.

         Shares of common stock of the Company are redeemable at their net asset value at the option of the shareholder or at the option of the Company in certain circumstances. Class A shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-FREE INTERMEDIATE FUND and AIM HIGH INCOME MUNICIPAL FUND purchased in amounts of $1 million or more may be subject to a contingent deferred sales charge under certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult the Prospectuses under the captions "General Information" and "How to Redeem Shares."

         As used in the Prospectuses, the term "majority of the outstanding shares" of the Company or a Fund means, respectively, the vote of the lesser of
(i) 67% or more of the shares of the Company or the Fund present at a meeting of shareholders, if the holders of more than 50% of the outstanding shares of the Company or the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or the Fund.

         Each share of a Fund is entitled to one vote, to participate equally in dividends and distributions declared by the Board of Directors with respect to the Fund and, upon liquidation of a Fund, to participate proportionately in the Fund's net assets remaining after satisfaction of the Fund's outstanding liabilities. Fractional shares have proportionately the same rights, including voting rights, as do full shares.

         The assets received by the Company for the issue or sale of shares of each Fund, and all income, earnings, profits, losses and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Company's books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Board of Directors, primarily on the basis of relative net assets, or other relevant factors.


                             PERFORMANCE INFORMATION

YIELD CALCULATIONS

         AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT

         Calculations of yield will take into account the total income earned by the AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, respectively, including taxable income, if any; however, all three Funds intend to invest their respective assets so that substantially all annual interest income will be tax-exempt.

         Yields for each Fund used in advertising are computed as follows: (a) divide the Fund's income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive dividends during the period; (b) divide the figure arrived at in step (a) by the offering price of the Fund's shares (including the maximum sales charge, if any) at the end of the period; and (c) annualize the result (assuming compounding of income) in order to arrive at an annual percentage rate. For purposes of such yield quotation, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from this yield calculation.

         A Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal the Fund's yield after taxes. Tax equivalent yields are calculated by dividing the Fund's yield by one minus a stated tax rate (if only a portion of the Fund's yield was tax-exempt, only that portion would be adjusted in the calculation).


         A Fund also may quote its distribution rate, which expresses the historical amount of income the Fund paid as dividends to its shareholders as a percentage of the Fund's offering price. The distribution rates for the Class A shares of AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT for the thirty days ended March 31, 1998, were 4.41% and 4.76%, respectively. The distribution rates for the Class A shares, B shares and C shares of AIM HIGH INCOME MUNICIPAL FUND for the thirty days ended March 31, 1998 were 5.00%, 4.48% and 4.48%, respectively.

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         AIM TAX-EXEMPT CASH FUND

         The standard formula for calculating annualized yield for AIM TAX-EXEMPT CASH FUND is as follows:


                  Y = (V -- V )     x    365
                        1    0           ---
                      ----------          7
                          V
                           0



                  Where       Y    =    annualized yield.
                              V    =    the value of a hypothetical
                               0        pre-existing account in the Fund having
                                        a balance of one share at the beginning
                                        of a stated seven-day period.
                              V    =    the value of such an account at the end
                               1        of the stated period.


         The standard formula for calculating effective annualized yield for the Fund is as follows:


                                365/7
                  EY = (Y + 1)         - 1

                  Where   EY = effective annualized yield.
                           Y = annualized yield, as determined above.



         For purposes of the annualized yield and effective annualized yield, the net change in the value of the hypothetical AIM TAX-EXEMPT CASH FUND account reflects the value of additional shares purchased with dividends from the original shares and any such additional shares, and all fees charged, other than non-recurring account or sales charges, to all shareholder accounts in proportion to the length of the base period and the Fund's average account size, but does not include realized gains or losses or unrealized appreciation and depreciation and income other than investment income.


         Tax-equivalent yield for the Fund will be calculated by dividing that portion of the yield of the Fund (as determined above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion of the yield that is not tax-exempt.

TOTAL RETURN CALCULATIONS (All Funds)

         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total return does not represent the actual year-to-year performance of a Fund.

         In addition to average annual total return, a Fund may quote unaveraged or cumulative total return reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in tables, graphs or similar illustrations. Total returns may be quoted with or without taking any applicable maximum sales charge or contingent deferred sales charge into account. The total returns included for the Funds do not include applicable maximum sales charges and contingent deferred sales charges. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.


HISTORICAL PORTFOLIO RESULTS

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Analytical Services, Inc. and other independent services which monitor the performance of mutual funds. A Fund may also advertise mutual fund performance rankings which have been assigned to it by such monitoring services.

         A Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the Consumer Price Index, the Standard & Poor's 500 Stock Index, and fixed-price investments such as bank certificates of deposit and/or savings accounts. In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. An investor should be aware that an investment in a Fund is subject to risks not present in ownership of a certificate of deposit, due to greater risk of loss of capital.

         From time to time, sales literature and/or advertisements for any of the Funds may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other mutual funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, asset allocation, tax-free investing, college planning and inflation.

         AIM TAX-EXEMPT CASH FUND


         The annualized and effective annualized yields for the Class A shares for the seven-day period ended March 31, 1998, were 3.12% and 3.17%, respectively. Assuming a tax rate of 39.6%, these yields for the Class A shares of the Fund on a tax-equivalent basis were 4.67% and 4.75%, respectively.



         The annual average total returns of the Class A shares of the Fund for the one, five and ten-year periods ended March 31, 1998, were 3.12%, 2.64% and 3.43%, respectively. The cumulative total returns of the Class A shares of the Fund for the one, five and ten-year periods ended March 31, 1998, were 3.12%, 13.91% and 40.08%, respectively.


         AIM TAX-FREE INTERMEDIATE FUND


         The following chart shows the total returns of the Class A shares of the Fund for the one and five-year periods ended March 31, 1998, and the period from May 11, 1987 (date operations commenced) through March 31, 1998:


                                        Average
    Period                           Annual Return       Cumulative Return
    ------                           -------------       -----------------
    One year ended 3/31/98               7.79%                  7.79%
    Five years ended 3/31/98             5.35%                 29.79%
    5/11/87 through 3/31/98              6.46%                 97.64%



         The 30-day yield of the Fund's Class A shares as of March 31, 1998, was 4.31%, with a corresponding tax-equivalent yield of 7.14%, assuming a tax rate of 39.6%.


         AIM TAX-EXEMPT BOND FUND OF CONNECTICUT


         The following chart shows the total returns of the Class A shares of the Fund for the one and five-year periods ended March 31, 1998, and the period from October 3, 1989 (date operations commenced) through March 31, 1998:



                                        Average
    Period                           Annual Return       Cumulative Return
    ------                           -------------       -----------------
    One year ended 3/31/98                 7.77%                7.77%
    Five years ended 3/31/98               5.65%               31.62%
    10/03/89 through 3/31/98               7.22%               80.80%



         The 30-day yield of the Fund's Class A shares as of March 31, 1998, was 4.66%, with a corresponding Connecticut individual's tax-equivalent yield of 8.08%, assuming a federal tax rate of 39.60%, and a state tax rate of 2.72%.


         AIM HIGH INCOME MUNICIPAL FUND

         The 30-day yields of the Fund's Class A, Class B and Class C shares as of March 31, 1998, were 4.90%, 4.39% and 4.39%, respectively, with the corresponding tax-equivalent yields of 8.11%, 7.27% and 7.27% respectively, assuming a tax rate of 39.6%.

                             PORTFOLIO TRANSACTIONS


GENERAL BROKERAGE POLICY

         A I M Advisors, Inc. ("AIM") makes decisions to buy and sell securities for the Funds, selects broker-dealers, effects the Funds' investment transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Funds are usually principal transactions, the Funds incur little or no brokerage commission. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate (as applicable). While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         In the event a Fund purchases securities traded over-the-counter, the Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Fund transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.



         AIM will seek, whenever possible, to recapture for the benefit of the Funds any commissions, fees, brokerage or similar payments paid by the Funds on portfolio transactions. Normally, the only fees which AIM can recapture are the soliciting dealer fees on the tender of the Funds' securities in a tender or exchange offer.



         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Funds, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, the Funds may purchase or sell a security from or to another AIM Fund provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Company. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.



         Under the 1940 Act, certain persons affiliated with the Company are prohibited from dealing with the Company as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The 1940 Act also prohibits the Company from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Company are members except in accordance with certain conditions. These conditions may restrict the ability of the Funds to purchase municipal securities being publicly underwritten by such syndicate, and the Funds may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Company may, from time to time, serve as placement agent or financial advisor to an issuer of Municipal Securities and be paid a fee by such issuer. The Funds may purchase such Municipal Securities directly from the issuer, provided that the purchase is reviewed by the Company's Board of Directors and a determination is made that the placement fee or other remuneration paid by the issuer to a person affiliated with the Company is fair and reasonable in relation to the fees charged by others performing similar services. During the fiscal years ended March 31, 1998, 1997 and 1996, no securities or instruments were purchased by the Funds from issuers who paid placement fees or other compensation to a broker affiliated with the Funds.



ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage several other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by a Fund and one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of a Fund and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among such Fund and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Funds' ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.



         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Funds. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.



SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to them, Funds may pay a broker higher commissions than those available from another broker.



         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Company's directors with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally or in written form. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.



         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.



         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fees paid by the Funds are not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.



         The Funds paid no brokerage commissions to brokers affiliated with the Funds during the past three fiscal years of each AIM Tax-Exempt Cash Fund, AIM Tax-Free Intermediate Fund, AIM Tax-Exempt Bond Fund of Connecticut, and during the first period of AIM High Income Municipal Fund.

                       INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

         Information concerning each Fund's investment objective and operating policies is set forth in the applicable Prospectus. The principal features of each Fund's investment program and the primary risks associated with that investment program are also discussed in the applicable Prospectus. There can be no assurance that a Fund will achieve its objective. The values of the securities in which a Fund invests fluctuate based upon interest rates, the financial stability of the issuer and other market factors. The following is a more detailed description of the portfolio instruments eligible for purchase by the Funds, which augments the discussion of the Funds' investment programs which appears under the caption "Investment Program" in the Prospectuses.

         Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"), or the rating of such a security may be reduced below the minimum rating required for purchase by a Fund. Neither event would require a Fund to dispose of the security, but AIM will consider such events to be relevant in determining whether the Fund should continue to hold the security. To the extent that the ratings applied by Moody's, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, a Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with the investment policies described herein.

         The Funds may from time to time invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, and repurchase agreements/reverse repurchase agreements (instruments under which the seller agrees to repurchase the security at a specified time and price) relating thereto; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks with assets of at least $1.5 billion or more as of the date of their most recently published financial statements. A Fund may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Funds generally intend to minimize taxable income through investment, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt.

MUNICIPAL SECURITIES

         "Municipal Securities" include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works.

         Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax liability and may have other collateral federal income tax consequences. See "Dividends, Distributions and Tax Matters - Tax Matters."

         The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. The Funds' assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes. The percentage of such Municipal Securities held by a Fund will vary from time to time.

         The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. The yield realized by a Fund's shareholders will be the yield realized by the Fund on its investments, reduced by the general expenses of the Fund and the Company. The market values of the Municipal Securities held by a Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.


DIVERSIFICATION REQUIREMENTS - AIM TAX-EXEMPT CASH FUND

         As a money market fund, AIM Tax-Exempt Cash Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of Municipal Securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to Municipal Securities with demand features or guarantees.



         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the Municipal Securities secures repayment of such securities.



         The diversification requirement applicable to Municipal Securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a Municipal Security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES

         The Funds may purchase Municipal Securities on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The Funds also may purchase or sell Municipal Securities on a delayed delivery basis. The payment obligation and the interest rate that will be received on the when-issued securities are fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase when-issued or delayed delivery Municipal Securities with the intention of actually acquiring such securities, but the Funds may sell these securities before the settlement date if it is deemed advisable.


         If a Fund purchases a when-issued or delayed delivery security, the Fund will direct its custodian bank to collateralize the when-issued or delayed delivery commitment by segregating liquid assets of a dollar value sufficient at all times to make payment for the when-issued or delayed-delivery securities. Such segregated liquid assets will be marked-to-market, and the amount segregated will be increased if necessary to maintain adequate coverage of the Fund's when-issued or delayed delivery commitments. If Fund assets are so segregated, the assets will be valued at market for the purpose of determining the adequacy of the segregated securities. If the market value of such securities declines, additional cash or securities will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued or delayed delivery commitments. To the extent assets are segregated, they will not be available for new investment or to meet redemptions.


         Securities purchased on a when-issued or delayed delivery basis and the other securities held by a Fund are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way (e.g., appreciating when interest rates fall)). Therefore, if in order to achieve higher interest income a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued or delayed delivery basis, there is a possibility that the Fund will experience greater fluctuation in the market value of its assets.


         Furthermore, when the time comes for a Fund to meet its obligations under when-issued or delayed delivery commitments, the Fund will do so by use of its then available cash, by the sale of the segregated liquid assets, by the sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued or delayed delivery securities themselves (which may have a market value greater or less than the Fund's payment obligation thereunder). The sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued or delayed delivery securities on the settlement date may be more or less than the purchase price.


         In a delayed delivery transaction, a Fund relies on the other party to complete the transaction. If the transaction is not completed, the Fund may miss a price or yield considered to be advantageous.

         As a non-fundamental policy, AIM TAX-EXEMPT CASH FUND will not enter into when-issued commitments if more than 25% of its net assets would be subject to commitments for when-issued and delayed delivery securities.

SYNTHETIC MUNICIPAL INSTRUMENTS

         AIM TAX-EXEMPT CASH FUND may invest in synthetic municipal instruments the value of and return on which are derived from underlying securities. The types of synthetic municipal instruments in which the Fund may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to the Sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.



         Because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly. For further information regarding certain risks associated with investing in synthetic municipal instrument, see the applicable Prospectus under the caption "Investment Program--AIM Tax-Exempt Cash Fund--Synthetic Municipal Instruments."


VARIABLE OR FLOATING RATE INSTRUMENTS


         The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.


INVESTMENTS IN SECURITIES OWNED BY OFFICERS AND DIRECTORS

         No Fund will purchase or retain the securities of any issuer if the officers and directors of the Company or AIM who beneficially own more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. This is a non-fundamental policy of each of the Funds.

ELIGIBLE SECURITIES

         AIM TAX-EXEMPT CASH FUND will limit its investments to those securities which at the time of purchase are "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as amended from time to time, and which the Company's Board of Directors has determined present minimal credit risk.

CONCENTRATION OF INVESTMENTS


         As a non-fundamental policy, neither AIM TAX-EXEMPT CASH FUND nor AIM TAX-FREE INTERMEDIATE FUND will purchase any securities of an issuer if, after giving effect to such purchase 25% or more of the value of such Fund's total assets would be invested in securities of one or more issuers conducting their principal activities in the same state. Each of AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may invest 25% of its total assets in industrial development bonds.



         As a non-fundamental policy, neither AIM TAX-EXEMPT CASH FUND nor AIM TAX-FREE INTERMEDIATE FUND will purchase securities of an issuer if, after giving effect to such purchase, 25% or more of the value of such Fund's total assets would be invested in securities the interest on which is paid from revenues of projects with similar characteristics. This policy applies to industrial development bonds as well as other tax-exempt securities. This policy shall not apply, however, in the event such securities are subject to a guarantee. As a non-fundamental policy, AIM Tax-Exempt Bond Fund of Connecticut may invest more than 25% of the value of its total assets in securities where the issuers' interest obligations are paid from revenue of similar projects. As a non-fundamental policy, with respect to securities that are subject to a guarantee, none of the Funds do not intend to purchase any such security if, after giving effect to such purchase, 25% or more of the applicable Fund's total assets would be invested in securities issued or guaranteed by entities in a particular industry. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to this policy.




         As a non-fundamental policy, AIM HIGH INCOME MUNICIPAL FUND may invest more than 25% of the value of its total assets in Municipal Securities issued by entities having similar characteristics, such as where issuers are located in the same geographic area or where issuers' interest obligations are paid from revenue of similar projects. The Fund may also invest more than 25% of the value of its total assets in Municipal Securities with similar characteristics, such as industrial development revenue bonds, including pollution control revenue bonds, housing finance agency bonds or hospital bonds. The Fund may not, however, invest more than 25% of the value of its total assets in industrial development revenue bonds, including pollution control revenue bonds, issued for companies in the same industry. The Fund may, but does not currently intend to, invest more than 25% of the value of its total assets in securities whose issuers are located in any of the following states: Arizona, California, Colorado, Connecticut, Florida, Illinois, Michigan, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Pennsylvania and Texas.


INVESTMENT RESTRICTIONS

         Each Fund is subject to the following restrictions which may not be changed without the approval of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a percentage limitation applies at the time of investment, without regard to later increases or decreases in the values of securities or assets.

         AIM TAX-EXEMPT CASH FUND may not:

         1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except securities issued, guaranteed or sponsored by the U.S. Government or its agencies and instrumentalities and except as permitted by Rule 2a-7, as amended from time to time, and except that such Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

         2. Borrow money or issue senior securities except for temporary or emergency purposes, except that it may enter into reverse repurchase agreements and may purchase when-issued securities (consistent with its investment policies and objectives).

         3. Purchase securities while borrowings in excess of 5% of its total assets are outstanding and, in addition, will not borrow money if such borrowing will exceed the borrowing limits established by the SEC for money market funds, as amended from time to time.

         4. Lend any portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets.

         5. Concentrate 25% or more of its total assets in issuers in a particular industry. Tax-exempt securities issued by governments or political subdivisions of governments are not included within this restriction.

         6. Make short sales of securities or purchase securities on margin or invest in puts, calls, straddles, spreads or any combination thereof, except that it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

         7. Make loans, other than by investing in obligations in which it may invest consistent with its investment objective and policies, and other than by engaging in repurchase agreements and loans of portfolio securities as described above.


         8. Pledge, mortgage or hypothecate more than 33-1/3% of its total assets; provided that for purposes of this restriction, reverse repurchase agreements and loans of portfolio securities are not deemed to involve the pledge, mortgage or hypothecation of assets.


         9. Purchase or sell real estate, but it may invest in marketable securities secured by real estate or interests therein.

         10. Purchase or sell commodities or commodities futures contracts.

         11. Underwrite any issue of securities, except that it may purchase securities, either directly from an issuer or from an underwriter for an issuer, and later dispose of such securities in accordance with its investment program.

         AIM TAX-FREE INTERMEDIATE FUND may not:

         1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except securities issued, guaranteed or sponsored by the U.S. Government or its agencies and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order).

         2. Borrow money or issue senior securities except for temporary or emergency purposes, except that it may enter into reverse repurchase agreements and may purchase when-issued securities (consistent with its investment policies and objectives).

         3. Purchase securities while borrowings in excess of 5% of its total assets are outstanding.

         4. Lend money or lend any portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets.

         5. Concentrate 25% or more of its total assets in issuers in a particular industry. Tax-exempt securities issued by governments or political subdivisions of governments are not included within this restriction.

         6. Make short sales of securities or purchase securities on margin or invest in puts, calls, straddles, spreads or any combination thereof, except that it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

         7. Make loans, other than by investing in obligations in which it may invest consistent with its investment objective and policies, and other than by engaging in repurchase agreements and loans of portfolio securities as described above.

         8. Pledge, mortgage or hypothecate more than 33-1/3% of its total assets; provided that for purposes of this restriction, reverse repurchase agreements and loans of portfolio securities are not deemed to involve the pledge, mortgage or hypothecation of assets.


         9. Purchase or sell real estate, but it may invest in marketable securities secured by real estate or interests therein.

         10. Purchase or sell commodities or commodities futures contracts.

         11. Underwrite any issue of securities, except that it may purchase securities, either directly from an issuer or from an underwriter for an issuer, and later dispose of such securities in accordance with its investment program.

         AIM TAX-EXEMPT BOND FUND OF CONNECTICUT may not:

         1. Borrow money or issue senior securities except for temporary or emergency purposes, except that it may enter into reverse repurchase agreements and may purchase when-issued securities (consistent with its investment policies and objectives), and except that it may enter into financial futures contracts and it may borrow from banks provided that no borrowing exceeds one-third of the value of its total assets.

         2. Purchase securities while borrowings in excess of 5% of its total assets are outstanding.

         3. Lend any portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets.

         4. Concentrate 25% or more of its total assets in issuers in a particular industry. Tax-exempt securities issued by governments or political subdivisions of governments are not included within this restriction.

         5. Make short sales of securities or purchase securities on margin or invest in puts, calls, straddles, spreads or any combination thereof, except that it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities, and it may make margin payments in connection with transactions in financial futures contracts and options thereon and municipal bond index futures contracts.

         6. Make loans, other than by investing in obligations in which it may invest consistent with its investment objective and policies, and other than by engaging in repurchase agreements and loans of portfolio securities as described above.


         7. Pledge, mortgage or hypothecate more than 33-1/3% of its total assets; provided that for purposes of this restriction, reverse repurchase agreements and loans of portfolio securities are not deemed to involve the pledge, mortgage or hypothecation of assets, and provided further that collateral arrangements with respect to margin for financial or municipal bond index futures contracts are not deemed to involve the pledge, mortgage or hypothecation of assets.


         8. Purchase or sell real estate, but it may invest in marketable securities secured by real estate or interests therein.

         9. Purchase or sell commodities or commodities futures contracts.

         10. Underwrite any issue of securities, except that it may purchase securities, either directly from an issuer or from an underwriter for an issuer, and later dispose of such securities in accordance with its investment program.

         AIM HIGH INCOME MUNICIPAL FUND may not:

         1. With respect to 75% of its total assets, purchase the securities of any issuer if such purchase would cause more than 5% of the value of its total assets to be invested in the securities of such issuer (except securities issued, guaranteed or sponsored by the U.S. Government or its agencies, authorities and instrumentalities and except that the Fund may purchase securities of other investment companies to the extent permitted by applicable law or exemptive order). For purposes of this restriction, the Fund will regard each state and each political subdivision, agency or instrumentality of such state, and each multi-state agency of which such state is a member, as a separate issuer.


         2. Borrow money or issue senior securities, except (a) that it may borrow from banks for temporary or emergency purposes provided that borrowings may not exceed 33-1/3% of the value of its total assets (including the amount of such borrowings), and (b) that it may enter into reverse repurchase agreements and financial futures contracts, and (c) that it may purchase when-issued securities (consistent with its investment policies and objectives). For purposes of this restriction, collateral arrangements with respect to margin for financial futures contracts are not deemed to be a pledge of assets.


         3. Purchase securities while borrowings in excess of 5% of the value of its total assets are outstanding.

         4. Lend any of its portfolio securities if the value of the securities loaned by it would exceed an amount equal to one-third of its total assets.

         5. Lend money, other than by investing in debt instruments consistent with its investment objective and policies, and other than by entering into repurchase agreements and loans of portfolio securities as provided above.

         6. Concentrate 25% or more of the value of its total assets in industrial development revenue bonds, including pollution control bonds, issued for companies in the same industry. Investments in municipal securities and obligations issued, guaranteed or sponsored by the U.S. Government, its agencies, authorities or instrumentalities do not involve investment in any industry for purposes of this restriction.


         7. Pledge, mortgage or hypothecate more than 33-1/3% of its total assets; provided that for purposes of this restriction reverse repurchase agreements and loans of portfolio securities are not deemed to involve the pledge, mortgage or hypothecation of assets.


         8. Purchase or sell real estate, but it may invest in marketable securities secured by real estate or interests therein.

         9. Purchase or sell physical commodities or physical commodities futures contracts, except that it may purchase and sell financial futures contracts and options thereon for hedging purposes.

         10. Act as a securities underwriter except to the extent that it may be deemed to be an underwriter under the Securities Act of 1933 when purchasing or selling a portfolio security.

         11. Make short sales of securities or purchase securities on margin, except that it may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities and may make margin payments in connection with transactions in financial futures contracts and options thereon.


         The following restrictions are non-fundamental and may be changed by the Company's Board of Directors. Pursuant to such restrictions:

         1. None of the Funds may invest in oil, gas or other mineral leases, rights, royalty contracts or exploration or development programs.

         2. None of the Funds may invest for the purpose of exercising control.

         3. AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM HIGH INCOME MUNICIPAL FUND will not invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days. AIM TAX-EXEMPT CASH FUND will not invest more than 10% of its net assets in such securities.

         Any loan of portfolio securities by a Fund (as permitted by the above restrictions) would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned, or of delay in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans of securities will only be made to borrowers determined by AIM to be of good standing and only when, in AIM's judgment, the income to be earned from such loans justifies the attendant risks.

INVESTMENT IN NON-INVESTMENT GRADE SECURITIES: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT AND AIM HIGH INCOME MUNICIPAL FUND ONLY


         As noted in its Prospectus, in pursuit of its investment objective AIM TAX-EXEMPT BOND FUND OF CONNECTICUT will maintain less than 35% of its net assets in debt securities rated below Baa/BBB. As noted in its Prospectus, in pursuit of its investment objective AIM HIGH INCOME MUNICIPAL FUND will usually maintain at least 80% of its net assets in Municipal Securities which are rated Baa/BBB or lower (or which are unrated but are determined by AIM to be of comparable quality). Such non-investment grade debt securities are typically considered high risk securities and are commonly referred to as "junk bonds." During the fiscal year ended March 31, 1998, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT did not invest in any securities which were rated below investment grade, and the Fund expects to invest less than 5% of its net assets in such securities during the next fiscal year. During the fiscal year ended March 31, 1998, AIM HIGH INCOME MUNICIPAL FUND invested 70.33% of its net assets in securities which were rated below investment grade, and the Fund expects to invest a significant portion of its net assets in Municipal Securities which are non-investment grade during the next fiscal year. See "Ratings of Securities" in this Statement of Additional Information.


         Issuers of non-investment grade debt securities are substantially leveraged, which may impair their ability to meet their obligations. In some cases, such securities are subordinated to the prior payment of indebtedness senior to the securities purchased by the Funds, thus potentially limiting a Fund's ability to recover full principal or to receive payments when senior securities are in default. When the secondary market for non-investment grade debt securities becomes increasingly illiquid, including the absence of readily available market quotations, the relative lack of reliable, objective data makes the responsibility of the Board of Directors to value a Fund's securities more difficult, and judgment plays a greater role in the valuation of portfolio securities, which may have a negative impact on the ability to accurately value the Fund's assets. Also, increased illiquidity in the non-investment grade debt market may affect a Fund's ability to dispose of portfolio securities at a desirable price.

         The credit rating of a security does not necessarily address its market value risk. Also, ratings may from time to time be changed to reflect developments in the issuer's financial condition. Non-investment grade debt securities have speculative characteristics which generally increase in number and significance with each successive lower rating category. Also, prices of non-investment grade debt securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual issuer developments than more highly rated debt securities.

COVERED CALL OPTIONS:  AIM HIGH INCOME MUNICIPAL FUND ONLY

         The Fund may write call options, but only on a covered basis; that is, the Fund will own the underlying security. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price, or in the absence of a sale, the last offering price. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

         A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option owns or has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than was received when the call option was written) a call option identical to the one originally written. The Fund as non-fundamental policies (a) will not write covered call options which exceed 25% of the value of its net assets and (b) will only write covered call options for hedging purposes and will not use leverage in doing so.

PUT OPTIONS:  AIM HIGH INCOME MUNICIPAL FUND ONLY

         The Fund may write put options on securities, but only on a covered basis; that is, the Fund will segregate liquid assets to satisfy any obligation of the Fund to purchase the underlying securities. A put option may be sold at a profit or loss depending upon changes in the price of the underlying security. The Fund as non-fundamental policies (a) will not write covered put options which exceed 25% of the value of its net assets and (b) will only write covered put options for hedging purposes and will not use leverage in doing so.

COMBINED OPTION POSITIONS: AIM HIGH INCOME MUNICIPAL FUND ONLY

         The Fund, for hedging purposes, may write combinations of put and call options on the same underlying security to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

FUTURES CONTRACTS: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT AND AIM HIGH INCOME MUNICIPAL FUND ONLY

         In cases of purchases of futures contracts, an amount of liquid assets, equal to the cost of the futures contracts (less any related margin deposits), will be segregated with a Fund's custodian to collateralize the position and ensure that the use of such futures contracts is unleveraged. Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit liquid assets with its custodian for the account of the broker in a stated amount, as called for by the particular contract. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions.

         Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to and from the broker will be made on a daily basis as the price of the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. This process is known as "marking-to-market." For example, when a Fund has purchased an indexed futures contract and the price of the underlying index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment with respect to that increase in value. Conversely, where a Fund has purchased an indexed futures contract and the price of the underlying index has declined, that position would be less valuable and the Fund would be required to make a variation margin payment to the broker. Variation margin payments would be made in a similar fashion when a Fund has purchased an interest rate futures contract. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund and the Fund realizes a loss or a gain.

         An interest rate futures contract is an agreement between two parties to buy and sell a debt security for a set price on a future date. Currently, there are futures contracts based on long-term U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, Eurodollars and the Bond Buyer Municipal Bond Index.

OPTIONS ON FUTURES CONTRACTS: AIM TAX-EXEMPT BOND FUND OF CONNECTICUT AND AIM HIGH INCOME MUNICIPAL FUND ONLY

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option on a futures contract is exercised on the last trading date prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

         A Fund may purchase and sell put and call options on futures contracts in order to hedge the value of its portfolio against changes in market conditions. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or underlying securities or currency.

RISKS AS TO FUTURES CONTRACTS AND RELATED OPTIONS

         The use of futures contracts and related options as hedging devices presents several risks. One risk arises because of the imperfect correlation between movements in the price of hedging instruments and movements in the price of the debt securities which are the subject of the hedge. Such imperfect correlation is exacerbated in the case of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT by the fact that futures contracts are not based on a portfolio of bonds issued by the State of Connecticut and its political subdivisions. If the price of a hedging instrument moves less than the price of the Fund's investments which are the subject of the hedge, the hedge will not be fully effective. If the price of a hedging instrument moves more than the price of the Fund's investments, a Fund will experience either a loss or a gain on the hedging instrument which will not be completely offset by movements in the price of the investments which are the subject of the hedge. The use of options on futures contracts involves the additional risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option.

         Successful use of hedging instruments by a Fund is also subject to AIM's ability to predict correctly movements in the direction of interest rates. Because of possible price distortions in the futures and options markets, and because of the imperfect correlation between movements in the prices of hedging instruments and the investments being hedged, even a correct forecast by AIM of general market trends may not result in a completely successful hedging transaction.

         It is also possible that where a Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of debt securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

         Positions in futures contracts or options may be closed out only on an exchange on which such contracts are traded. Although the Funds intend to purchase or sell futures contracts or purchase options only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position or purchase an option at such time. In the event of adverse price movements under those circumstances, the Fund would continue to be required to make daily cash payments of maintenance margin on its futures positions. The extent to which the Fund may engage in futures contracts or related options will be limited by Internal Revenue Code requirements for qualification as a regulated investment company and the Funds' intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause a Fund to suffer losses which it would not otherwise sustain.

AIM HIGH INCOME MUNICIPAL FUND

         The Fund may purchase insurance for non-insured Municipal Securities in which it invests. The purchase of such insurance is expected to enhance the value of the security for which insurance is purchased.
The cost of purchasing such insurance would be an expense of the Fund.

         The Fund may purchase municipal forward contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with delivery taking place up to five years from the date of purchase. AIM will monitor the liquidity, value, credit quality and delivery of the security under the supervision of the Board of Directors. The Fund will not invest more than 5% of the value of its total assets in municipal forward contracts.


         As discussed in the Fund's Prospectus, the Fund may invest in municipal lease obligations. The Company's Board of Directors will establish guidelines for the determination of whether municipal lease obligations held by the Fund will be deemed liquid or illiquid, based on factors including but not limited to: the frequency of trades and quotes for the obligation, the number of dealers willing to purchase or sell the obligation and the number of potential buyers, the willingness of dealers to undertake to make a market in the obligation, and the nature of the marketplace trades.

                                   MANAGEMENT

DIRECTORS AND OFFICERS


         The directors and officers of the Company and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each director and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. All of the company's executive officers hold similar offices with some or all of the other AIM Funds.

--------------------------------------------------------------------------------------------------------------
                                              Positions Held      PRINCIPAL OCCUPATION DURING AT LEAST THE
   NAME, ADDRESS AND AGE                     with Registrant      PAST 5 YEARS
   ---------------------                     ---------------      ------------
*CHARLES T. BAUER (79)                         Director and       Chairman of the Board of Directors,
                                                 Chairman         A I M Management Group Inc.,
                                                                  A I M Advisors, Inc., A I M Capital
                                                                  Management, Inc., A I M Distributors,
                                                                  Inc., A I M Fund Services, Inc., and Fund
                                                                  Management Company; and Vice Chairman
                                                                  and Director, AMVESCAP PLC.

BRUCE L. CROCKETT (54)                           Director         Director, ACE Limited (insurance company).
906 Frome Lane                                                    Formerly, Director, President and Chief
McLean, VA 22102                                                  Executive Officer, COMSAT Corporation and
                                                                  Chairman, Board of Governors of INTELSAT
                                                                  (international communications company).

OWEN DALY II (73)                                Director         Director, Cortland Trust Inc. (investment
Six Blythewood Road                                               company). Formerly, Director, CF & I Steel
Baltimore, MD  21210                                              Corp., Monumental Life Insurance Company
                                                                  and Monumental General Insurance
                                                                  Company; and Chairman of the Board of
                                                                  Equitable Bancorporation.

EDWARD K. DUNN, JR. (63)                         Director         Chairman of the Board of Directors,
Mercantile Mortgage Corp.                                         Mercantile Mortgage Corp.; Formerly, Vice
2 Hopkins Plaza, 20th Floor                                       Chairman of the Board of Directors and
Baltimore, MD 21201                                               President, Mercantile - Safe Deposit & Trust
                                                                  Co.; and President, Mercantile Bankshares.

JACK FIELDS (46)                                 Director         Chief Executive Officer; Texana Global Inc.
Texana Global Inc.                                                (foreign trading company).  Formerly,
Jetero Plaza, Suite E                                             Member of the U.S. House of
8810 Will Clayton Parkway                                         Representatives.
Humble, TX 77338

--------------------------------------------------------------------------------------------------------------


--------
* A director who is an "interested person" of AIM and the Company as defined in the 1940 Act.

--------------------------------------------------------------------------------------------------------------
                                              Positions Held      PRINCIPAL OCCUPATION DURING AT LEAST THE
   NAME, ADDRESS AND AGE                     with Registrant      PAST 5 YEARS
   ---------------------                     ---------------      ------------
**CARL FRISCHLING (61)                           Director         Partner, Kramer, Levin, Naftalis & Frankel
   919 Third Avenue                                               (law firm); and Director, ERD Waste, Inc.
   New York, NY  10022                                            (waste management company), Aegis
                                                                  Consumer Finance (auto leasing company) and
                                                                  Lazard Funds, Inc. (investment company).
                                                                  Formerly, Partner, Reid & Priest (law
                                                                  firm); and, prior thereto, Partner,
                                                                  Spengler Carlson Gubar Brodsky &
                                                                  Frischling (law firm).

*ROBERT H. GRAHAM  (51)                        Director and       Director, President and Chief Executive
                                                President         Officer, A I M Management Group Inc.;
                                                                  Director and President, A I M Advisors, Inc.;
                                                                  Director and Senior Vice President,
                                                                  A I M Capital Management, Inc.,
                                                                  A I M Distributors, Inc., A I M Fund Services,
                                                                  Inc. and Fund Management Company;
                                                                  Director, AMVESCAP PLC.

LEWIS F. PENNOCK  (55)                           Director         Attorney in private practice in Houston,
6363 Woodway, Suite 825                                           Texas.
Houston, TX  77057

IAN W. ROBINSON (75)                             Director         Formerly, Executive Vice President and Chief
183 River Drive                                                   Financial Officer, Bell Atlantic Management
Tequesta, FL  33469                                               Services, Inc. (provider of centralized
                                                                  management services to telephone companies);
                                                                  Executive Vice President, Bell Atlantic
                                                                  Corporation (parent of seven telephone
                                                                  companies); and Vice President and Chief
                                                                  Financial Officer, Bell Telephone Company of
                                                                  Pennsylvania and Diamond State Telephone
                                                                  Company.

LOUIS S. SKLAR (58)                              Director         Executive Vice President, Development and
Transco Tower, 50th Floor                                         Operations, Hines Interests Limited
2800 Post Oak Blvd.                                               Partnership (real estate development).
Houston, TX  77056

--------------------------------------------------------------------------------------------------------------


--------
** A director who is an "interested person" of the Company as defined in the 1940 Act.
* A director who is an "interested person" of AIM and the Company as defined in the 1940 Act.

--------------------------------------------------------------------------------------------------------------
                                              Positions Held      PRINCIPAL OCCUPATION DURING AT LEAST THE
   NAME, ADDRESS AND AGE                     with Registrant      PAST 5 YEARS
   ---------------------                     ---------------      ------------
***JOHN J. ARTHUR  (53)                        Senior Vice        Director, Senior Vice President and
                                              President and       Treasurer, A I M Advisors, Inc.; and Vice
                                                Treasurer         President and Treasurer, A I M Management
                                                                  Group Inc., A I M Capital Management, Inc.,
                                                                  A I M Distributors, Inc., A I M Fund Services,
                                                                  Inc. and Fund Management Company.

GARY T. CRUM  (50)                             Senior Vice        Director and President, A I M Capital
                                                President         Management, Inc.; Director and Senior Vice
                                                                  President, A I M Management Group Inc. and
                                                                  A I M Advisors, Inc.; and Director, A I M
                                                                  Distributors, Inc. and AMVESCAP PLC.

***CAROL F. RELIHAN  (43)                      Senior Vice        Director, Senior Vice President, General
                                              President and       Counsel and Secretary, A I M Advisors, Inc.;
                                                Secretary         Vice President, General Counsel and
                                                                  Secretary, A I M Management Group Inc.;
                                                                  Director, Vice President and General
                                                                  Counsel, Fund Management Company; Vice
                                                                  President, and General Counsel, A I M Fund
                                                                  Services, Inc. and Vice President,
                                                                  A I M Capital Management, Inc. and
                                                                  A I M Distributors, Inc., Inc.

DANA R. SUTTON  (39)                        Vice President and    Vice President and Fund Controller,
                                           Assistant Treasurer    A I M Advisors, Inc.; and Assistant Vice
                                                                  President and Assistant Treasurer, Fund
                                                                  Management Company.

STUART W. COCO (43)                           Vice President      Senior Vice President, A I M Capital
                                                                  Management, Inc. and Vice President,
                                                                  A I M Advisors, Inc.

MELVILLE B. COX  (54)                         Vice President      Vice President and Chief Compliance Officer,
                                                                  A I M Advisors, Inc., A I M Capital
                                                                  Management, Inc., A I M Distributors, Inc.,
                                                                  A I M Fund Services, Inc. and Fund
                                                                  Management Company.

--------------------------------------------------------------------------------------------------------------



--------
***Mr. Arthur and Ms. Relihan are married to each other.

--------------------------------------------------------------------------------------------------------------
                                              Positions Held      PRINCIPAL OCCUPATION DURING AT LEAST THE
   NAME, ADDRESS AND AGE                     with Registrant      PAST 5 YEARS
   ---------------------                     ---------------      ------------
KAREN DUNN KELLEY (38)                        Vice President      Senior Vice President, A I M Capital
                                                                  Management, Inc. and Vice President,
                                                                  A I M Advisors, Inc.

--------------------------------------------------------------------------------------------------------------



         The standing committees of the Board of Directors are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

         The members of the Audit Committee are Messrs. Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson, (Chairman) and Sklar. The Audit Committee is responsible for meeting with the Funds' auditors to review audit procedures and results and to consider any matters arising from an audit to be brought to the attention of the directors as a whole with respect to the Funds' portfolio accounting or their internal accounting controls, and for considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Investments Committee are Messrs. Bauer, Crockett, Daly, Dunn, Fields, Frischling, Pennock, Robinson and Sklar (Chairman). The Investments Committee is responsible for reviewing portfolio compliance, brokerage allocation, portfolio investment pricing issues, interim dividend and distribution issues, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.

         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dunn, Fields, Pennock, Robinson and Sklar. The Nominating and Compensation Committee is responsible for considering and nominating individuals to stand for election as directors who are not interested persons as long as any of the Funds maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act, reviewing from time to time the compensation payable to the disinterested directors, and considering such matters as may from time to time be set forth in a charter adopted by the Board of Directors and such committee.


REMUNERATION OF DIRECTORS

         Each director is reimbursed for expenses incurred in connection with each meeting of the Board of Directors or any committee thereof. Each director who is not also an officer of the Company is compensated for his services according to a fee schedule which recognizes the fact that such director also serves as a director or trustee of other AIM Funds. Each such director receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each director of the Company:


=================================================================================================================
                                                                     RETIREMENT
                                            AGGREGATE                 BENEFITS
                                          COMPENSATION                 ACCRUED                       TOTAL
                                            FROM THE                 BY ALL AIM                   COMPENSATION
       DIRECTOR                            COMPANY(1)                 FUNDS(2)               FROM ALL AIM FUNDS(3)
       --------                            ----------                 --------               ---------------------
Charles T. Bauer                         $         0                $        0                   $         0
Bruce L. Crockett                              3,486                    67,774                        84,000
Owen Daly II                                   3,486                   103,542                        84,000
Edward K. Dunn, Jr. (4)                          289                         0                             0
Jack Fields (4)                                3,465                         0                        71,000
Carl Frischling (5)                            3,486                    96,520                        84,000
Robert H. Graham                                   0                         0                             0
John F. Kroeger (6)                            3,366                    94,132                        82,500
Lewis F. Pennock                               3,486                    55,777                        84,000
Ian Robinson                                   3,486                    85,912                        84,000
Louis S. Sklar                                 3,469                    84,370                        83,500
=================================================================================================================


-----------------

(1) The total amount of compensation deferred by all Directors of the Company during the fiscal year ended March 31, 1998, including interest earned thereon, was $17,407.

(2) During the fiscal year ended March 31, 1998, the total amount of expenses allocated to the Company in respect of such retirement benefits was $1,772. Data reflects compensation for the calendar year ended December 31, 1997.

(3) Each Director serves as director or trustee of a total of 12 registered investment companies advised by AIM as of December 31, 1997 (comprised of approximately 90 portfolios). Data reflect total compensation for the calendar year ended December 31, 1997.

(4) Mr. Dunn and Fields did not serve as Directors during the calendar year ended December 31, 1997.

(5) The Funds paid the law firm of Kramer, Levin, Naftalis & Frankel $9,659 in legal fees for services provided to the Fund during the fiscal year ended March 31, 1998. Mr. Frischling, a director of the Company, is a partner in such firm.

(6) Mr. Kroeger resigned as a Director of the Company on June 11, 1998 and on that date became a consultant to the Company.

AIM FUNDS RETIREMENT PLAN FOR ELIGIBLE DIRECTORS/TRUSTEES


         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each director (who is not an employee of any of the AIM Funds, A I M Management Group Inc. or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Directors. Pursuant to the Plan, the normal retirement date is the date on which the eligible director has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible director is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 75% of the retainer paid or accrued by the Applicable AIM Funds for such director during the twelve-month period immediately preceding the director's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the director) for the number of such director's years of service (not in excess of 10 years of service) completed with respect to any of the applicable AIM Funds. Such benefit is payable to each eligible director in quarterly installments. If an eligible director dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the director's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased director for no more than ten years beginning the first day of the calendar quarter following the date of the director's death. Payments under the Plan are not secured or funded by any AIM Fund.



         Set forth below is a table that shows the estimated annual benefits payable to an eligible director upon retirement assuming a specified level of compensation and years of service classifications. The estimated credited years of service as of March 31, 1998, for Messrs. Crockett, Daly, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson and Sklar are 10, 11, 0, 1, 20, 20, 16, 10 and 8 years, respectively.


                ESTIMATED BENEFITS UPON RETIREMENT

    ============================================================
     Number of            Annual Retainer Paid By All AIM Funds
      Years of
     Service With                      $80,000
    the AIM Funds
         10                            $60,000
          9                            $54,000
          8                            $48,000
          7                            $42,000
          6                            $36,000
          5                            $30,000
     ============================================================

DEFERRED COMPENSATION AGREEMENTS

         Messrs. Daly, Frischling, Kroeger, Robinson and Sklar (for purposes of this paragraph only, the "deferring directors") have each executed a Deferred Compensation Agreement (collectively, the "Agreements"). Pursuant to the Agreements, the deferring directors may elect to defer receipt of up to 100% of their compensation payable by the Company, and such amounts are placed into a deferral account. Currently, the deferring directors may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the deferring directors' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten
(10) years (depending on the Agreement) beginning on the date the deferring director's retirement benefits commence under the Plan. The Company's Board of Directors, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the deferring director's termination of service as a director of the Company. If a deferring director dies prior to the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a single lump sum payment as soon as practicable after such deferring director's death. The Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the deferring directors have the status of unsecured creditors of the Company and of each other AIM Fund from which they are deferring compensation.


         The firm of Kramer, Levin, Naftalis & Frankel ("Kramer Levin") is counsel to the Board of Directors. During the year ended March 31, 1998, AIM TAX-EXEMPT CASH FUND paid $3,069 in legal fees to Kramer Levin. During the year ended March 31, 1998, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT paid $3,296 in legal fees to Kramer Levin. During the year ended March 31, 1998, AIM TAX-FREE INTERMEDIATE FUND paid $3,294 in legal fees to Kramer Levin. Mr. Frischling, a director of the Company, is a partner in Kramer Levin.



                     INVESTMENT ADVISORY AND OTHER SERVICES


         AIM was organized in 1976, and together with its subsidiaries, advises or manages approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in the business of investment management on an international basis. Certain of the directors and officers of AIM are also executive officers of the Company and their affiliations are shown under "Directors and Officers". AIM Capital, a wholly owned subsidiary of AIM, is engaged in the business of providing investment advisory services to investment companies, corporations, institutions and other accounts.


         AIM and the Company have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics, (b) to file reports or duplicate confirmations regarding such transactions, (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security, and (iii) transactions involving securities being considered for investment by an AIM Fund, and (d) to abide by certain other provisions under the Code of Ethics. The Code of Ethics also prohibits investment personnel and all other AIM employees from purchasing securities in an initial public offering. Personal trading reports are reviewed periodically by AIM, and the Board of Directors reviews quarterly and annual reports (including information on any substantial violations of the Code of Ethics). Violations of the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.


         The Company, on behalf of each Fund, has entered into a Master Investment Advisory Agreement (the "Advisory Agreement") and a Master Administrative Services Agreement (the "Administrative Agreement") with AIM, each dated February 28, 1997 and each amended September 20, 1997.


         The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions; taxes, legal, accounting, auditing or governmental fees; the cost of preparing share certificates; custodian, transfer and shareholder service agent costs; expenses of issue, sale, redemption and repurchase of shares; expenses of registering and qualifying shares for sale; expenses relating to director and shareholder meetings; the cost of preparing and distributing reports and notices to shareholders; the fees and other expenses incurred by the Company on behalf of each Fund in connection with membership in investment company organizations; the cost of printing copies of prospectuses and statements of additional information distributed to the Fund's shareholders; and all other charges and costs of the Fund's operations unless otherwise explicitly provided. The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually (i) (a) by the Company's Board of Directors or (b) by the vote of a majority of the outstanding voting securities of each Fund and (ii) by the affirmative vote of a majority of the directors who are not parties to the Advisory Agreement or "interested persons" of any such party (the "Non-Interested Directors") by votes cast in person at a meeting called for such purpose. Under the Advisory Agreement, AIM is entitled to receive a fee from AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT at the annual rates of 0.35% and 0.50% of those Funds' average daily net assets, respectively. The Advisory Agreement provides that AIM is entitled to receive a fee from AIM TAX-FREE INTERMEDIATE FUND at the following annual rates based on the Fund's average daily net assets:


                         AIM TAX-FREE INTERMEDIATE FUND

                  NET ASSETS                      ANNUAL RATE
                  ----------                      -----------
                  First $500 million                  0.30%
                  Next $500 million                   0.25%
                  Amount over $1 billion              0.20%

         The Advisory Agreement provides that AIM is entitled to receive a fee from AIM HIGH INCOME MUNICIPAL FUND at the following annual rates based on the Fund's average daily net assets:

                         AIM HIGH INCOME MUNICIPAL FUND

                  NET ASSETS                      ANNUAL RATE
                  ----------                      -----------
                  First $500 million                  0.60%
                  Next $500 million                   0.55%
                  Next $500 million                   0.50%
                  Amount over $1.5 billion            0.45%


         Each Fund or AIM may terminate the Advisory Agreement with respect to that Fund on sixty (60) days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment.


         The Advisory Agreement provides that if, for any fiscal year, the total of all ordinary business expenses of a Fund, including all investment advisory fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses, such as litigation costs, exceed the applicable expense limitations imposed by state securities regulations in any state in which that Fund's shares are qualified for sale, as such limitations may be raised or lowered from time to time, the aggregate of all such investment advisory fees paid by such Fund shall be reduced by the amount of such excess. The amount of any such reduction to be borne by AIM shall be deducted from the monthly investment advisory fee otherwise payable to AIM during such fiscal year. If required pursuant to such state securities regulations, AIM will reimburse a Fund no later than the last day of the first month of the next succeeding fiscal year for any such annual operating expenses (after reduction of all investment advisory fees in excess of such limitation).


         For the period January 2, 1998 (date operations commenced) through March 31, 1998, AIM received advisory fees from AIM High Income Municipal Fund of $108 and AIM waived advisory fees from the Fund in the amount of $20,648. AIM is currently voluntarily waiving all of the 0.60% management fee payable by AIM HIGH INCOME MUNICIPAL FUND, and reimbursing all operating expenses of the Fund, other than the 0.25% distribution plan payments by the Class A shares and the 1.00% distribution plan payments by the Class B and Class C shares of AIM HIGH INCOME MUNICIPAL FUND. This voluntary fee waiver and expense reimbursement will continue in effect through September 30, 1998, and AIM may in its discretion continue such fee waiver and/or expense reimbursement for future periods.

         For the years ended March 31, 1998, 1997 and 1996, AIM received advisory fees from AIM TAX-EXEMPT CASH FUND of $182,302, $125,537 and $101,649, respectively.

         For the years ended March 31, 1998, 1997 and 1996, AIM received advisory fees from AIM TAX-FREE INTERMEDIATE FUND of $566,927, $276,828 and $232,893, respectively.

         For the years ended March 31, 1998 and 1997, AIM received advisory fees from AIM TAX-EXEMPT BOND FUND OF CONNECTICUT of $106,187 and $49,597, respectively. For the year ended March 31, 1996, AIM received no advisory fees from the Fund. For the year ended March 31, 1998, 1997 and 1996, AIM waived fees from the Fund in the amounts of $86,950, $144,775, and $198,182, respectively.

         The Administrative Agreement for the Funds provides that AIM may perform, or arrange for the performance of, certain accounting and other administrative services to the Funds which are not required to be performed by AIM under the Advisory Agreement. For such services, AIM would be entitled to receive from each Fund reimbursement of AIM's costs or such reasonable compensation as may be approved by the Company's Board of Directors. The Administrative Agreement provides that such agreement will continue in effect until June 30, 1999, and shall continue in effect from year to year thereafter only if such continuance is specifically approved at least annually (i) (a) by the Company's Board of Directors or (b) by the vote of a majority of the outstanding voting securities of each Fund and (ii) by the affirmative vote of the Non-Interested Directors, by votes cast in person at a meeting called for such purpose.

         For the period January 2, 1998 (date operations commenced) through March 31, 1998, AIM High Income Municipal Fund did not reimburse AIM for administrative services. Had expenses not been absorbed by AIM, the Fund would have reimbursed AIM $18,594 for administrative services.

         For the years ended March 31, 1998, 1997 and 1996, AIM TAX-EXEMPT CASH FUND reimbursed AIM in the amounts of $38,545, $34,329, and $34,220, respectively, for administrative services.

         For the years ended March 31, 1998, 1997 and 1996, the AIM TAX-FREE INTERMEDIATE FUND reimbursed AIM in the amounts of $46,097, $52,666, and $44,054, respectively, for administrative services.

         For the years ended March 31, 1998, 1997 and 1996, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT reimbursed AIM in the amounts of $46,188, $49,467, and $45,950, respectively, for administrative services.

         In addition, the Amended and Restated Transfer Agency and Service Agreement (the "Transfer Agency and Service Agreement") between the Company and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


DISTRIBUTION PLANS

         THE CLASS A AND C PLAN. The Company has adopted a Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of AIM TAX-EXEMPT CASH FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM HIGH INCOME MUNICIPAL FUND, and the Class C shares of AIM HIGH INCOME MUNICIPAL FUND (the "Class A and C Plan"). The Class A and C Plan provides that Class A shares pay 0.25% per annum of their average daily net assets as compensation to AIM

Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. The Class A and C Plan also provides that Class C shares pay 1.00% per annum of their average daily net assets as compensation to AIM Distributors. Of such amount, the Class C shares pay a service fee of 0.25% of their average daily net assets to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         THE CLASS B PLAN. The Company has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class B shares of AIM HIGH INCOME MUNICIPAL FUND (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, the Class B shares pay compensation to AIM Distributors at an annual rate of 1.00% of their average daily net assets. Of such amount, the Class B shares pay a service fee of 0.25% of their average daily net assets to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM Distributors may transfer and sell its rights under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.

         BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Funds and the Company; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold shares of the Funds; and such other administrative services as the Funds reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.

         Financial intermediaries and any other person entitled to receive compensation for selling shares of the Funds may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, the Funds agree to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate of 0.25% of the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held. Due to AIM Distributors' waiver of fees payable by AIM TAX-EXEMPT CASH FUND under the Plan, fees payable under Shareholder Service Agreements currently are limited to 0.10% of the average daily net asset value of that Fund's shares purchased or acquired through exchange.

         The Plans are subject to any applicable limitations imposed from time to time by rules of the National Association of Securities Dealers, Inc.

         AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


         For the years ended March 31, 1998, 1997 and 1996, the Class A shares of AIM TAX-EXEMPT CASH FUND paid a total of $52,086, $35,864, and $29,043, respectively, under the Class A and C Plan, which constituted 0.10%, 0.10% and 0.10%, respectively, of such Class A shares' average daily net assets. For the years ended March 31, 1998, 1997 and 1996, the Class A shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT paid a total of $96,569, $97,186, and $99,095, respectively, under the Class A and C Plan, which constituted 0.25%, 0.25% and 0.25%, respectively, of such Class A shares' average daily net assets. For the period January 2, 1998 (date operations commenced) through March 31, 1998, the Class A, Class B and Class C shares of AIM High Income Municipal Fund paid a total of $7,728, $2,778 and $904, respectively, under the Class A, B and C Plan, which constituted 0.25%, 1.00% and 1.00%, of such Class A, Class B and Class C shares' average net assets.

         An estimate by category of the allocation of actual fees paid by the Class A shares of the Funds under the Class A and C Plan during the year ended March 31, 1998 were allocated as follows:


                                                                                              AIM TAX-EXEMPT
                                                    AIM HIGH INCOME      AIM TAX-EXEMPT         BOND FUND OF
                                                    MUNICIPAL FUND          CASH FUND           CONNECTICUT
                                                    --------------          ---------           -----------
    CLASS A

        Advertising                                      $3,462             $18,003                   $870

        Printing and mailing prospectuses,                  342               1,583                     80
        semi-annual reports and annual
        reports (other than to current
        shareholders)

        Seminars                                          1,268               4,397                    190

        Compensation to Underwriters to                     -0-                 -0-                    -0-
        partially offset other marketing
        expenses

        Compensation to Dealers                           2,655              28,103                 95,429
        including finder's fees

        Compensation to Sales Personnel                     -0-                 -0-                    -0-

        Annual Report Total                               7,727              52,086                 96,569

         An estimate by category of the allocation of the actual fees paid by AIM HIGH INCOME MUNICIPAL FUND under the Class B Plan during the year ended March 31, 1998, was as follows:



                                                          AIM HIGH INCOME
                                                           MUNICIPAL FUND
                                                           --------------
    CLASS B

        Advertising                                            $  406

        Printing and mailing prospectuses,                         40
        semi-annual reports and annual
        reports (other than to current
        shareholders)

        Seminars                                                  223

        Compensation to Underwriters to                         2,109
        partially offset other marketing
        expenses

        Compensation to Dealers                                   -0-
        including finder's fees

        Compensation to Sales Personnel                           -0-

        Annual Report Total                                     2,778

                  An estimate by category of the allocation of the actual fees paid by the Class C shares of AIM HIGH INCOME MUNICIPAL FUND under the Class A and C plan during the year ended March 31, 1998, was as follows:




                                                           AIM HIGH INCOME
                                                            MUNICIPAL FUND
                                                            --------------
    CLASS C

        Advertising                                            $  185

        Printing and mailing prospectuses,                         41
        semi-annual reports and annual
        reports (other than to current
        shareholders)

        Seminars                                                  -0-

        Compensation to Underwriters to                           678
        partially offset other marketing
        expenses

        Compensation to Dealers                                   -0-
        including finder's fees

        Compensation to Sales Personnel                           -0-

        Annual Report Total                                       904


                  The Plans require AIM Distributors to provide the Board of Directors at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Directors reviews these reports in connection with their decisions with respect to the Plans.

                  As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Directors, including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of the Company and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Directors"). In approving the Plans in accordance with the requirements of Rule 12b-1, the directors considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of each applicable Fund, and its respective shareholders.

                  The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


                  Unless the Plans are terminated earlier in accordance with their terms, the Plans continue in effect until June 30, 1999, and thereafter, both Plans continue as long as such continuance is specifically approved at least annually by the Board of Directors, including a majority of the Qualified Directors.

                  The Plans may be terminated by the vote of a majority of the Qualified Directors, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

                  Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the directors, including a majority of the Qualified Directors, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Directors is committed to the discretion of the Qualified Directors. In the event the Class A and C Plan is amended in a manner which the Board of Directors determines would materially increase the charges paid under the Class A and C Plan, the Class B shares of the Company will no longer convert into Class A shares of the Company unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Directors will (i) create a new class of shares of the Company which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Company will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.


                  The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.25% of average daily net assets of the Class A shares of AIM TAX-EXEMPT CASH FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM HIGH INCOME MUNICIPAL FUND, as compared to 1.00% of such assets of the Class B and Class C shares of AIM HIGH INCOME MUNICIPAL FUND; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.


THE DISTRIBUTOR

                  Information concerning AIM Distributors and the continuous offering of the Funds' shares is set forth in the Prospectuses under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." An Amended and Restated Master Distribution Agreement with AIM Distributors relating to the Class A shares of the Funds and Class C shares of AIM HIGH INCOME MUNICIPAL FUND was approved by the Board of Directors of the Company on September 20, 1997. A Master Distribution Agreement with AIM Distributors relating to the Class B shares of AIM HIGH INCOME MUNICIPAL FUND was also approved by the Board of Directors of the Company on September 20, 1997. Both such Master Distribution agreements are hereinafter collectively referred to as the "Distribution Agreements".

                  The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Funds' prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Funds' shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

                  AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares and Class C shares of AIM HIGH INCOME MUNICIPAL FUND at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares.

                  In the future, if multiple distributors serve AIM HIGH INCOME MUNICIPAL FUND, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of such Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

                  AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of AIM HIGH INCOME MUNICIPAL FUND at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


                  The Company (on behalf of any class of the Funds) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments by the Fund of asset-based sales charges and service fees to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligations of Class B shareholders to pay contingent deferred sales charges.

                  For the year ended March 31, 1998, the total sales charges paid in connection with the sale of Class A shares of AIM HIGH INCOME MUNICIPAL FUND were $43,626, of which AIM Distributors retained $8,743.

                  For the years ended March 31, 1998, 1997 and 1996, the total sales charges paid in connection with the sale of Class A shares of AIM TAX-FREE INTERMEDIATE FUND were $85,903, $82,414 and $69,848, respectively, of which AIM Distributors retained $21,156, $21,018 and $18,234, respectively.

                  For the years ended March 31, 1998, 1997 and 1996, the total sales charges paid in connection with the sale of Class A shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT were $167,903, $152,493 and $183,364, respectively, of which AIM Distributors retained $29,650, $27,428 and $33,891, respectively.



                            MISCELLANEOUS INFORMATION

SHAREHOLDER INQUIRIES

                  The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

AUDIT REPORTS


                  The Board of Directors will issue to shareholders at least semi-annually the Funds' financial statements. Financial statements, audited by independent auditors, will be issued annually. The firm of Price Waterhouse LLP served as the auditors to AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT for the year ended December 31, 1992. The firm of KPMG Peat Marwick LLP, 700 Louisiana, Houston, Texas 77002, currently serves as the auditors of the Funds.


LEGAL MATTERS


                  Legal matters for the Company have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania.


CUSTODIAN AND TRANSFER AGENT

                  The Bank of New York (the "Custodian"), 90 Washington Street, 11th Floor, New York, New York 10286 is custodian of all securities and cash of the Funds. Under its contract with the Company, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM (the "Transfer Agent"), P.O. Box 4739, Houston, Texas 77210-4739, acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.


                  Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for retail purchases of the AIM Funds.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


                  As of July 1, 1998, the directors and officers of the Company as a group owned less than 1% of the outstanding Class A shares of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT. As of July 1, 1998, the directors and officers of the Company as a group owned 16.99% of the outstanding Class A Shares of AIM HIGH INCOME MUNICIPAL FUND. Also as of July 1, 1998, the directors and officers of the Company as a group owned 4.13% of the outstanding Class A shares of AIM TAX-EXEMPT CASH FUND. Also as of July 1, 1998, the directors and officers of the Company as a group owned 19.14% of the outstanding Class A shares of AIM TAX-FREE INTERMEDIATE FUND.



                  To the best knowledge of the Company, the names and addresses of the holders of 5% or more of the outstanding shares of each class of each Fund as of July 1, 1998, and the amount of outstanding shares held of record or beneficially by such holders are set forth below:



                                                                                                            Percent Owned
                                       Name and Address of                      Percent Owned                 of Record
Fund                                 Record or Beneficial Owner                   of Record                and Beneficially
----                                 --------------------------                 -------------              ----------------
AIM Tax-Free                         Gary T. Crum                                   17.30%                       17.30%
Intermediate Fund -                  11 Greenway Plaza, Suite 100
         Class A Shares              Houston, TX  77046

                                                                                                            Percent Owned
                                       Name and Address of                      Percent Owned                 of Record
Fund                                 Record or Beneficial Owner                   of Record                and Beneficially
----                                 --------------------------                 -------------              ----------------
                                     Jonathan C. Schoolar                           13.04%(1)                       -0-
                                     3722 Tartan Lane
                                     Houston, TX  77025

                                     CFP Holdings Ltd (Partnership)                  6.00%                        6.00%
                                     ATTN:  Gary Crum
                                     11 Greenway Plaza, Suite 100
                                     Houston, TX  77046

                                     Charles T. Bauer                                5.11%                        5.11%
                                     33 E. Broad Oaks
                                     Houston, TX  77056-0000

AIM Tax-Exempt                       John Caldwell                                  13.06%(1)                       -0-
Cash Fund -                          1703 Briarpark Dr.
         Class A Shares              Houston, TX  77042-0000

                                     Clara Caldwell                                 11.95%(1)                       -0-
                                     1703 Briarpark Dr.
                                     Houston, TX  77042-0000

                                     CFP Holdings Ltd. (Partnership)                 7.28%                        7.28%
                                     Gary T. Crum
                                     11 Greenway Plaza, Suite 100
                                     Houston, TX  77046

                                     J. Abbott Sprague and                           6.16%(1)                       -0-
                                     Leslie M. Sprague JTWROS
                                     3451 Piping Rock
                                     Houston, TX  77027-0000

                                     Arboretum Limited (Partnership)                 5.94%(1)                       -0-
                                     c/o P. Andrews McLane
                                     77 Dean Road
                                     Weston, MA  02193-0000

AIM Tax-Exempt                       Merrill Lynch Pierce Fenner & Smith             6.50%(1)                       -0-
Bond Fund of                         FBO The Sole Benefit of Customers
Connecticut -                        Attn: Fund Administration
         Class A Shares              4800 Deer Lake Dr. East 2nd Floor
                                     Jacksonville, FL  32246


--------

1 The Company has no knowledge as to whether all or any of the shares owned of record are also owned beneficially.

                                                                                                            Percent Owned
                                       Name and Address of                      Percent Owned                 of Record
Fund                                 Record or Beneficial Owner                   of Record                and Beneficially
----                                 --------------------------                 -------------              ----------------
AIM High Income                      Obie & Co.                                     26.47%(2) (3)                   -0-
Municipal Fund -                     FBO Charles T. Bauer
         Class A Shares              P. O. Box 200547
                                     Mutual Fund Unti 16-HCB-09
                                     Houston, TX  77216-0547

                                     Gary T. Crum                                   16.19%                       16.19%
                                     11 Greenway Plaza, Suite 100
                                     Houston, TX  77046

                                     INVESCO Trust Company                           9.94%(1)                       -0-
                                     Attn: Shelia Wendland
                                     7800 E. Union Ave.
                                     Denver, CO 80237-0000

                                     Gary T. Crum TTEE                               6.52%(4)                       -0-
                                     Charles Douglas Bauer
                                     Management Trust
                                     1 Greenway Plaza, Suite 100
                                     Houston, TX  77046
                                     Attn: Gary Crum

AIM High Income                      Merrill Lynch Pierce Fenner & Smith            19.75%(1)                       -0-
Municipal Fund -                     FBO The Sole Benefit of Customers
         Class B Shares              Attn: Fund Administration
                                     4800 Deer Lake Dr. East 2nd Floor
                                     Jacksonville, FL  32246

                                     Nathaniel R. Coleman, Jr.                       5.08%(1)                       -0-
                                     P. O. Box 1060
                                     Greenville, TN  37744-1060

AIM High Income                      Merrill Lynch Pierce Fenner & Smith            27.93%(2) (1)                   -0-
Municipal Fund -                     FBO The Sole Benefit of Customers
         Class C Shares              Attn: Fund Administration
                                     4800 Deer Lake Dr. East 2nd Floor
                                     Jacksonville, FL  32246


--------

2 A shareholder who holds 25% or more of the outstanding shares of a class may be presumed to be in "control" of such class of shares, as defined in the 1940 Act.

3        Shares are owned beneficially by Charles T. Bauer.

1 The Company has no knowledge as to whether all or any of the shares owned of record are also owned beneficially.

4 Mr. Crum disclaims beneficial ownership of the shares held by the Charles Douglas Bauer Management Trust.

                                                                                                            Percent Owned
                                       Name and Address of                      Percent Owned                 of Record
Fund                                 Record or Beneficial Owner                   of Record                and Beneficially
----                                 --------------------------                 -------------              ----------------

                                     Donaldson Lufkin Jenrette                       8.22%(1)                       -0-
                                        Securities Corporation Inc.
                                     P. O. Box 2052
                                     Jersey City, NJ  07303-9998

                                     V. R. Breidenbach                               8.07%(1)                      -0-
                                     832 Grand Marais Road
                                     Grosse Pointe, MI  48230




                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner in which the shares of the Funds may be purchased appears in the Prospectuses under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."

         The sales charge normally deducted on purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such Funds' shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds (e.g., due to the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in a Fund's best interest that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of AIM TAX-FREE INTERMEDIATE FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of those Funds without a sales charge are set forth in the Prospectuses.

         Complete information concerning the method of exchanging shares of the Funds for shares of the other AIM Funds is set forth in the Prospectuses under the heading "Exchange Privilege."


         Information concerning redemption of the Funds' shares is set forth in the Prospectuses under the heading "How to Redeem Shares." In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds (telephone: (800) 959-4246) and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such arrangement is subject to timely receipt by the Transfer Agent of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (the "NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order


--------

1 The Company has no knowledge as to whether all or any of the shares owned of record are also owned beneficially.

permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.


                        DETERMINATION OF NET ASSET VALUE

         A Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of a Fund's assets over its liabilities.

         For AIM TAX-EXEMPT CASH FUND: The Fund may use the amortized cost method to determine its net asset value so long as the Fund does not (a) purchase any instrument with a remaining maturity greater than 397 days (for these purposes, repurchase agreements shall not be deemed to involve the purchase by the Fund of the securities pledged as collateral in connection with such agreements) or (b) maintain a dollar-weighted average portfolio maturity in excess of 90 days, and otherwise complies with the terms of rules adopted by the SEC.

         Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. While this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Fund's investments is higher or lower than the price that would be received if the investments were sold. During periods of declining interest rates, use by the Fund of the amortized cost method of valuing its portfolio may result in a lower value than the market value of the portfolio, which could be an advantage to new investors relative to existing shareholders. The converse would apply in a period of rising interest rates.

         The Board of Directors has established procedures designed to stabilize at $1.00, to the extent reasonably possible, the Fund's net asset value per share. Such procedures include review of portfolio holdings by the directors at such intervals as they may deem appropriate to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the directors determine that a deviation having such a result exists, they intend to take such corrective action as they deem necessary and appropriate, including the sale of portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using available market quotations, in which case, the net asset value could possibly be more or less than $1.00 per share.

         For AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT: Securities held by AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT are valued using market quotations or at fair value determined by a pricing service approved by the Board of Directors. Debt securities with remaining maturities of sixty (60) days or less are valued on the basis of amortized cost. All variable rate securities held by such Funds, with an unconditional demand or put feature exercisable within seven (7) days or less are valued at par, which reflects the market value of such securities. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

         The following formula may be used to determine the public offering price per share of an investment in AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND or AIM TAX-EXEMPT BOND FUND OF CONNECTICUT:

 Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.


         The net asset value per share of each Fund is normally determined daily as of the close of trading of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen (15) minutes after the close of trading on the NYSE will generally be used. The net asset values per share of the various classes of a Fund will differ because different expenses are attributable to each class. The income or loss and the expenses common to all classes of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. In addition to certain common expenses which are allocated to all classes of a Fund, certain expenses, such as those related to the distribution of shares of a class, are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value.

         Generally, trading in foreign securities, corporate bonds, municipal bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined at such times. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which such values are determined and the close of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         Net investment income for each Fund is declared as a dividend to the shareholders of record of such Fund on each business day of the Fund. Dividends will be paid monthly. Net realized capital gains, if any, are normally distributed annually, although AIM TAX-EXEMPT CASH FUND may distribute short-term capital gains more frequently. Dividends and distributions are reinvested in additional full and fractional shares of the same class of each Fund at the net asset value thereof, unless the shareholder has elected to have dividends and distributions paid in cash. Dividends and distributions may also be reinvested in shares of another AIM Fund. See the caption "Dividends, Distributions and Tax Matters" in the Prospectuses.

         Dividends with respect to the shares of AIM TAX-FREE INTERMEDIATE FUND, AIM HIGH INCOME MUNICIPAL FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT begin accruing on the day on which payment is received for the purchase of shares, and accrue through the day preceding the date of payment of redemption proceeds. Dividends with respect to the shares of AIM TAX-EXEMPT CASH FUND begin accruing on the day after which payment is received, and accrue through the date of payment of redemption proceeds.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' Prospectuses is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

         Qualification as a Regulated Investment Company. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount at least equal to the sum of (a) 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (b) 90% of its tax-exempt income (net of allocable expenses and amortized bond premium) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by each Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies (the "Income Requirement").


         At the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends-received deduction in the case of corporate shareholders.

         Excise Tax on Regulated Investment Companies. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year plus 98% of its capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. Undistributed tax-exempt interest on Municipal Securities (as defined under "Investment Program and Restrictions -- Municipal Securities") is not subject to the excise tax. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments if it intends to make sufficient distributions to avoid excise tax liability.

         Tax Treatment of Interest Rate Futures Contracts and Related Options.
Section 1092 of the Code affects the taxation of certain transactions involving futures or options contracts. If a futures or options contract is part of a "straddle" (which could include another futures contract or underlying stock or securities), as defined in Section 1092 of the Code, then, generally, losses are deferred first to the extent that the modified "wash sale" rules of the Section 1092 regulations apply, and second to the extent of unrecognized gains on offsetting positions. Further, a Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Sections 1092 of the Code and the Treasury Regulations thereunder also suspend the holding periods for straddle positions with possible adverse effects regarding long-term capital gain treatment.

         Section 1256 of the Code generally requires that futures contracts and options on futures contracts be "marked-to-market" at the end of each year for federal income tax purposes. Code Section 1256 further characterizes 60% of any capital gain or loss with respect to such futures and options contracts as long-term capital gain or loss and 40% as short-term capital gain or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and
Section 1092 unless certain elections are made by a Fund.

         Fund Distributions. Each Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of a Fund's taxable year at least 50% of the Fund's total assets consist of tax-exempt Municipal Securities. Distributions from a Fund will constitute exempt-interest dividends to the extent of the Fund's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of a Fund are excluded from gross income for federal income tax purposes. However, shareholders who file federal income tax returns will be required to report the receipt of exempt-interest dividends on such returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by a Fund of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed below.


         AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986, will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. In addition, exempt-interest dividends derived from all Municipal Securities, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI. Pursuant to the Taxpayer Relief Act of 1997, certain small corporations are wholly exempt from AMT.


         Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of a Fund is denied a deduction for interest on indebtedness incurred or continued to purchase or carry such shares. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by a Fund will likely be subject to tax on dividends paid by the Fund which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisors as to such consequences.

         Each Fund anticipates distributing substantially all of its investment company taxable income, if any, for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporations.

         Each Fund may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. If a Fund does not distribute its net capital gain in any taxable year, such Fund will be subject to taxes on such net capital gain at the highest corporate rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. Realized market discount on Municipal Securities purchased after April 30, 1993, will be treated as ordinary income and not as capital gain.

         Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain distributions will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another AIM Fund). Shareholders electing to reinvest a distribution in additional shares will be treated as receiving a distribution in an amount equal to the net asset value of the shares acquired, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically would constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year to the extent that guidance has been provided by the IRS.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain distributions, and the proceeds of redemptions of shares, paid to any shareholder who (1) has provided either an incorrect tax identification number or no number at all, (2) is subject to backup withholding by the IRS for failure to properly report the receipt of interest or dividend income, or (3) has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

         Sale or Redemption of Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the same Fund within 30 days before or after the sale or redemption. Investors should note that this rule applies to shares purchased through the reinvestment of dividends within 30 days before or after a sale or redemption of shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Except to the extend otherwise provided in future treasury regulations, any long-term capital gain recognized by a noncorporate shareholder will be subject to tax at a maximum rate of 20% if the shares sold or redeemed were held for more than 18 months. Congress has approved the IRS Restructuring and Reform Bill of 1998 that will reduce the required holding period to more than one year in order to qualify for the 20% long-term capital gain rate if, as expected, the Bill is signed by the President. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate for regular and alternative minimum tax purposes that in some cases may be at least 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of non-corporate taxpayers, $3,000 of ordinary income.


         If a shareholder (i) incurs a sales load in acquiring shares of a Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires such shares or shares of another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired (unless such shares also are disposed of less than 91 days after they are acquired).

         Foreign Shareholders. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

         If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than long-term capital gain distributions and exempt-interest dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain distributions and exempt-interest dividends.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain distributions and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions (other than exempt-interest dividends) that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status. In addition, foreign shareholders entitled to a refund tax credit for their pro rata share of tax paid by a Fund electing to retain net capital gain may need to apply for an Individual Taxpayer Identification Number ("ITIN") in order to file the necessary refund claim. Such shareholders may apply for an ITIN for IRS Form W-7, which may be obtained from the Advisor.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Recently proposed regulations may change the information provided here. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.


         Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on July 15, 1998. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions discussed herein.


         Connecticut Tax Considerations. The Connecticut income tax ("CIT") is imposed on individuals resident in Connecticut and certain non-residents and partial-year residents with income derived from or connected with sources located within Connecticut. The CIT is imposed on the federal adjusted gross income of taxpayers (including married couples who file a joint federal income tax return) with certain adjustments. The applicable CIT law provides that distributions by a regulated investment company that qualify as exempt-interest dividends for federal income tax purposes are not added to federal adjusted gross income and thus are not subject to CIT to the extent such distributions are derived from obligations issued by or on behalf of the State of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district or similar public entity created under the laws thereof, and certain other U.S. Government obligations and obligations of certain U.S. Territories. Distributions of the net income of AIM TAX-EXEMPT BOND FUND OF CONNECTICUT from other sources, including distributions from Municipal Securities issued by other states or authorities and short-term capital gains that are treated as ordinary income dividends for federal income tax purposes are taxable as dividends for CIT purposes.

         In addition, the Connecticut corporation business tax ("CCBT") is imposed on any corporation or association carrying on, or having the right to carry on, business in Connecticut. Distributions from any source that are treated as exempt-interest dividends for federal income tax purposes are includable in gross income for purposes of the CCBT. Moreover, while the CCBT generally allows a 70% deduction for amounts includable in taxable income for CCBT purposes that are treated as "dividends" for federal income tax purposes, such as distributions of taxable net investment income and net short-term capital gains, the Connecticut Department of Revenue Services has ruled that the CCBT does not allow this deduction for exempt-interest dividends and capital gain distributions whose character as "dividends" has been altered for federal income tax purposes.

         Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other federal, state and local tax rules affecting investments in the Funds.


     DESCRIPTION OF MONEY MARKET INSTRUMENTS (AIM TAX-EXEMPT CASH FUND ONLY)

         U.S. Government Obligations consist of marketable securities and instruments issued or guaranteed by the United States Government or by certain of its agencies or instrumentalities. Direct obligations are issued by the United States Treasury and include bills, certificates of indebtedness, notes and bonds. Obligations of United States Government agencies and instrumentalities ("Agencies") are issued by government-sponsored agencies and enterprises acting under authority of Congress. Certain Agencies are backed by the full faith and credit of the United States Government, and others are not.

MONEY MARKET OBLIGATIONS


         Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.


         Rule 2a-7 defines an "Eligible Security" as follows:


         Money market instruments in which the Fund will invest will be "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. An Eligible Security is generally a rated security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs in the two highest short-term rating categories, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the two highest short-term rating categories with respect to a class of debt obligations (or any debt obligation within that class). Eligible Securities include unrated securities deemed by the Fund's investment adviser to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be an Eligible Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be Eligible Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security, that NRSRO.

                              RATINGS OF SECURITIES

         The following is a description of the factors underlying the commercial paper and debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A:   Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:   Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the low end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS
Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issues to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1: Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.
Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P.  Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A:       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         A S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows.

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:   Issues with this rating are regarded as having only speculative capacity for timely payment.

C:   This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D: Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED:    A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN:    A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term and should be resolved within 12 months.


                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.


                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:   Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD", "DD", or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+:    Exceptionally Strong Credit Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality.  Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:     Weak Credit Quality.  Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:       Default.  Issues assigned this rating are in actual or imminent payment default.

LOC:     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                              FINANCIAL STATEMENTS




                                       FS

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM Tax-Exempt Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Cash Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four year period then ended, the three-month period ended March 31, 1994, and the year ended December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Cash Fund as of March 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the three-month period ended March 31, 1994, and the year ended December 31, 1993, in conformity with generally accepted accounting principles.


                                             /s/ KPMG PEAT MARWICK LLP
                                             KPMG Peat Marwick LLP


Houston, Texas
May 1, 1998

SCHEDULE OF INVESTMENTS

March 31, 1998

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE

SHORT-TERM MUNICIPAL OBLIGATIONS-98.08%

ALABAMA-2.27%

Alabama Industrial
  Development Board
  (Industrial Partners
  Project); Variable/Fixed
  Rate Refunding Series
  1989 RB
  3.85%, 01/01/07(b)(c)        -    VMIG-1   $ 1,180  $ 1,180,000
-----------------------------------------------------------------

ALASKA-4.81%

Alaska Housing Finance
  Corp.; General Mortgage
  Series 1991 A RB
  3.70%, 06/01/26(c)         A-1+   VMIG-1     2,500    2,500,000
-----------------------------------------------------------------

COLORADO-5.87%

Colorado Housing Finance
  Authority (Grant Plaza
  Project); Multifamily
  Mortgage Series 1991 A RB
  3.775%, 11/01/09(b)(c)       -    VMIG-1       800      800,000
-----------------------------------------------------------------
Eagle (County of) Smith
  Creek Metropolitan
  District; Variable Rate
  Series 1997 RB
  3.50%, 10/01/35(b)(c)      A-1+     -        2,250    2,250,000
-----------------------------------------------------------------
                                                        3,050,000
-----------------------------------------------------------------

FLORIDA-9.44%

Gulf Breeze (City of)
  (Florida Municipal Bond
  Fund); Variable Rate
  Demand Series 1995 A RB
  3.80%, 03/31/21(b)(c)       A-1     -        2,400    2,400,000
-----------------------------------------------------------------
Pinellas (County of) Health
  Facilities Authority
  (Hospital Loan Program);
  Refunding Pooled Series
  1985 RB
  3.70%, 12/01/15(b)(c)       A-1   VMIG-1     2,500    2,500,000
-----------------------------------------------------------------
                                                        4,900,000
-----------------------------------------------------------------

GEORGIA-9.44%

Dekalb Private Hospital
  Authority (Egleston
  Children's Hospital at
  Emory University);
  Variable Rate Series 1994
  A Revenue Anticipation
  Certificates
  3.70%, 03/01/24(b)(c)      A-1+   VMIG-1     2,400    2,400,000
-----------------------------------------------------------------
Elbert & Bowman (Counties
  of) (Seaboard Farms of
  Elberton); Series 1985
  IDR
  3.70%, 07/01/05(b)(c)       A-1     -        1,000    1,000,000
-----------------------------------------------------------------
Roswell (City of) Georgia
  Housing Development
  Authority (Azalea
  Project); Multifamily
  Housing Series 1996 RB
  3.70%, 06/15/25(b)(c)      A-1+     -        1,500    1,500,000
-----------------------------------------------------------------
                                                        4,900,000
-----------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE

HAWAII-3.86%

Honolulu (City and County
  of); Refunding Series 1
  GO
  5.25%, 06/01/98             AA     Aa2     $ 2,000  $ 2,005,403
-----------------------------------------------------------------

ILLINOIS-6.58%

Cook (County of) (Village
  of South Barrington);
  Variable Rate Demand
  Series 1997 GO
  3.70%, 12/01/15(b)(c)      A-1+     -        2,000    2,000,000
-----------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan
  Eldercare Project);
  Adjustable Rate Refunding
  Series 1996 C RB
  3.75%, 05/15/26(b)(c)      A-1+     -        1,420    1,420,000
-----------------------------------------------------------------
                                                        3,420,000
-----------------------------------------------------------------

INDIANA-4.62%

Indiana Development Finance
  Authority (Southern
  Indiana Gas and Electric
  Project); Series 1998 A
  PCR
  3.65%, 03/01/99(c)           -    VMIG-1     1,000    1,000,000
-----------------------------------------------------------------
Indianapolis (City of)
  (Children's Museum
  Project); Economic
  Development Floating Rate
  Series 1995 RB
  3.65%, 10/01/25(b)(c)      A-1+     -        1,400    1,400,000
-----------------------------------------------------------------
                                                        2,400,000
-----------------------------------------------------------------

IOWA-2.89%

Iowa (State of) School
  Corporations
  (Corporations of Iowa
  School Cash Anticipation
  Program) Warrant
  Certificate Series 1997-
  1998 A TRAN
  4.50%, 06/26/98(b)         SP-1+  MIG-1      1,500    1,502,382
-----------------------------------------------------------------

MARYLAND-1.16%

Maryland Industrial
  Development Financing
  Authority (Liberty
  Medical Center); Variable
  Rate Demand/Fixed Rate
  1989 Issue Refunding RB
  3.70%, 07/01/18(b)(c)        -    VMIG-1       600      600,000
-----------------------------------------------------------------

MICHIGAN-2.50%

Michigan State Hospital
  Finance Authority
  (Hospital Equipment Loan
  Program); Adjustable
  Series 1995 A RB
  3.75%, 12/01/23(b)(c)        -    VMIG-1       600      600,000
-----------------------------------------------------------------
Michigan Strategic Fund
  (Consumer's Power Corp.);
  Variable Rate Demand
  Series 1988 A PCR
  3.80%, 04/15/18(b)(c)        -     P-1         500      500,000
-----------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE

MICHIGAN-(CONTINUED)

Plymouth (Township of)
  Economic Development
  Corp. (Key International
  Project); Variable Rate
  Demand Series 1984 RB
  3.50%, 07/01/04(b)(c)(e)     -      -      $   200  $   200,000
-----------------------------------------------------------------
                                                        1,300,000
-----------------------------------------------------------------

MINNESOTA-0.96%

Mankato (City of) (Northern
  States Power Co.
  Project); Floating
  Collateralized Series
  1985 PCR
  3.80%, 03/01/11(c)          AA-    Aa3         500      500,000
-----------------------------------------------------------------

MONTANA-1.73%

Missoula (County of)
  (Washington Corp.
  Project); Floating Rate
  Monthly Demand Series
  1984 IDR
  3.46%, 11/01/04(b)(c)(e)     -      -          900      900,000
-----------------------------------------------------------------

NEW HAMPSHIRE-2.70%

New Hampshire Higher
  Education and Health
  Facilities Authority;
  Variable Rate Hospital
  Series 1985 C RB
  3.70%, 12/01/25(c)(d)       A-1     -        1,400    1,400,000
-----------------------------------------------------------------

NEW MEXICO-1.93%

Albuquerque (City of)
  School District No. 12;
  Series 1997 GO
  4.50%, 08/01/98             AA     Aa2       1,000    1,002,866
-----------------------------------------------------------------

NEW YORK-2.89%

New York State
  Environmental Quality
  1986; Variable Interest
  Rate Series 1997 A GO
  3.30%, 04/20/98(b)         A-1+   VMIG-1     1,500    1,499,766
-----------------------------------------------------------------

NORTH CAROLINA-2.70%

Alamance (County of)
  Industrial Facilities and
  Pollution Control
  Financing Authority
  (Science Manufacturing,
  Inc. Project); Series
  1985 IDR
  3.85%, 04/01/15(b)(c)        -     P-1       1,400    1,400,000
-----------------------------------------------------------------

OHIO-0.58%

Delaware (County of)
  (Radiation Sterilizers,
  Inc.); Series 1984 IDR
  3.60%, 12/01/04(b)(c)       A-1     -          300      300,000
-----------------------------------------------------------------

OKLAHOMA-2.86%

Oklahoma Water Resource
  Board (State Loan
  Program); Series 1994 A
  RB
  3.55%, 09/01/98(f)         A-1+     -        1,485    1,485,000
-----------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE

OREGON-3.85%

Klamath Falls (City of)
  (Salt Caves
  Hydroelectric);
  Adjustable/Fixed Rate RB
  4.50%, Series 1986 C
  05/01/98(f)(g)             SP-1+    -      $ 1,000  $ 1,000,494
-----------------------------------------------------------------
  4.50%, Series E
  05/01/98(f)(g)             SP-1+    -        1,000    1,000,600
-----------------------------------------------------------------
                                                        2,001,094
-----------------------------------------------------------------

PENNSYLVANIA-1.93%

Delaware (County of)
  Industrial Development
  Authority (Scotfoam Corp.
  Project); Variable Rate
  Demand Series 1985 IDR
  3.50%, 10/01/05(b)(c)(e)     -      -        1,000    1,000,000
-----------------------------------------------------------------

RHODE ISLAND-1.93%

Rhode Island (State of)
  Industrial Facilities
  Authority (Blackstone
  Valley Electric Co.);
  Variable Rate Series 1984
  RB
  3.70%, 12/01/14(b)(c)       A-1     -        1,000    1,000,000
-----------------------------------------------------------------

SOUTH CAROLINA-3.85%

York (County of) (North
  Carolina Electric
  Membership Corp.); Pooled
  Series 1984 N-4 PCR
  3.50%, 09/15/98(b)(c)      A-1+   VMIG-1     2,000    2,000,000
-----------------------------------------------------------------

TENNESSEE-2.35%

Industrial Development
  Board of the Metropolitan
  Government of Nashville &
  Davidson County
  (Amberwood, Ltd.
  Project); Multifamily
  Housing Series 1993 A RB
  3.97%, 07/01/13(b)(c)        -    VMIG-1     1,220    1,220,000
-----------------------------------------------------------------

TEXAS-10.72%

Harris County Health
  Facilities Development
  Corp.(St. Lukes Episcopal
  Hospital); Variable Rate
  Demand Series 1997 B RB
  3.75%, 02/15/27(c)         A-1+     -        2,000    2,000,000
-----------------------------------------------------------------
Houston (City of); Series
  1997 TRAN
  4.50%, 06/30/98            SP-1+  MIG-1      1,000    1,001,544
-----------------------------------------------------------------
Montgomery (County of); GO
  7.25%, 09/01/98(d)          AAA    Aaa       1,150    1,166,626
-----------------------------------------------------------------
Trinity River Industrial
  Development Authority
  (Radiation Sterilizers,
  Inc. Project); Variable
  Rate Demand Series 1985 A
  IDR
  3.60%, 11/01/05(b)(c)       A-1     -        1,400    1,400,000
-----------------------------------------------------------------
                                                        5,568,170
-----------------------------------------------------------------

VIRGINIA-0.77%

Henrico (County of)
  Industrial Development
  Authority (Hermitage
  Project); Variable Rate
  Health Facilities Series
  1994 RB
  4.00%, 05/01/24(b)(c)        -    VMIG-1       400      400,000
-----------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE

WASHINGTON-0.96%

Industrial Development
  Corp. of Port Townsend
  (Port Townsend Paper
  Corp. Project); Variable
  Rate Refunding Series
  1988 A RB
  3.65%, 03/01/09(b)(c)        -    VMIG-1   $   500  $   500,000
-----------------------------------------------------------------

WISCONSIN-1.93%

Wisconsin (State of); Tax
  Anticipation Notes
  4.50%, 06/15/98            SP-1+  MIG-1      1,000    1,001,288
-----------------------------------------------------------------
    Total Short-Term Municipal Obligations             50,935,969
-----------------------------------------------------------------

MASTER NOTE AGREEMENT(h)-3.85%

BROKER/DEALER-3.85%

Merrill Lynch Mortgage
  Capital Inc.
  6.425%, 08/17/98(i)          -      -        2,000    2,000,000
-----------------------------------------------------------------

                               RATING(a)       PAR
                              S&P   MOODY'S   (000)      VALUE
COMMERCIAL PAPER(h)(j)-4.25%
ASSET-BACKED
  SECURITIES-4.25%
Receivables Capital Corp.
  5.60%, 04/22/98            A-1+    P-1     $ 2,219  $ 2,211,751
-----------------------------------------------------------------
REPURCHASE AGREEMENT(h)(k)-4.59%
Goldman, Sachs & Co., Inc.
  5.95%, 04/01/98(l)                                    2,381,681
-----------------------------------------------------------------
TOTAL INVESTMENTS-110.77%                              57,529,401(m)
-----------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-(10.77)%                 (5,595,495)
-----------------------------------------------------------------
NET ASSETS-100.00%                                    $51,933,906
-----------------------------------------------------------------

Abbreviations:

GO  - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
PCR  - Pollution Control Revenue Bonds
RB  - Revenue Bonds
TRAN - Tax and Revenue Anticipation Notes

Notes to Schedule of Investments:

(a)Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). Ratings are not covered by Independent Auditors' Report.
(b)Secured by a letter of credit.
(c)Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rates are redetermined periodically. Rate shown is the rate in effect on 03/31/98.
(d)Secured by bond insurance.
(e)Unrated; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest, pursuant to guidelines for the determination of quality adopted by the Board of Directors and followed by the investment advisor.
(f)Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.
(g)Secured by an escrow fund of U.S. Treasury obligations.
(h)Interest does not qualify as exempt interest for federal tax purposes.
(i)The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon two business days' notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 03/31/98.
(j)Commercial paper traded on a discount basis. In such case the Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(k)Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(l)Joint repurchase agreement entered into 03/31/98 with a maturing value of $1,000,165,278. Collateralized by $955,257,000 U.S. Government obligations, 0% to 14.00% due 04/16/98 to 11/15/27 with an aggregate market value at 03/31/98 of $1,030,343,277.
(m)Also represents costs for federal income tax purposes.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998

ASSETS:

Investments, at value (amortized cost)        $   57,529,401
------------------------------------------------------------
Receivables for:
  Capital stock sold                                 389,450
------------------------------------------------------------
  Interest                                           356,850
------------------------------------------------------------
Investment for deferred compensation plan             22,252
------------------------------------------------------------
Other assets                                          23,187
------------------------------------------------------------
    Total assets                                  58,321,140
------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            2,400,000
------------------------------------------------------------
  Dividends                                            2,225
------------------------------------------------------------
  Deferred compensation                               22,252
------------------------------------------------------------
  Capital stock reacquired                         3,891,444
------------------------------------------------------------
Accrued administrative services fees                   3,768
------------------------------------------------------------
Accrued advisory fees                                 15,330
------------------------------------------------------------
Accrued distribution fees                             13,073
------------------------------------------------------------
Accrued transfer agent fees                            6,593
------------------------------------------------------------
Accrued operating expenses                            32,549
------------------------------------------------------------
    Total liabilities                              6,387,234
------------------------------------------------------------
Net assets applicable to shares outstanding   $   51,933,906
------------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

  Authorized                                   1,000,000,000
------------------------------------------------------------
  Outstanding                                     51,910,779
============================================================
Net asset value, offering and redemption
  price per share                             $         1.00
============================================================

STATEMENT OF OPERATIONS

For the year ended March 31, 1998

INVESTMENT INCOME:

Interest income                                  $2,034,814
-----------------------------------------------------------

EXPENSES:

Advisory fees                                       182,302
-----------------------------------------------------------
Administrative services fees                         38,545
-----------------------------------------------------------
Custodian fees                                        7,164
-----------------------------------------------------------
Directors' fees and expenses                          9,259
-----------------------------------------------------------
Transfer agent fees                                  54,715
-----------------------------------------------------------
Distribution fees                                   130,216
-----------------------------------------------------------
Registration and filing fees                         44,927
-----------------------------------------------------------
Other                                                45,032
-----------------------------------------------------------
      Total expenses                                512,160
-----------------------------------------------------------
Less: Fees waived                                   (78,130)
-----------------------------------------------------------
      Net expenses                                  434,030
-----------------------------------------------------------
Net investment income                             1,600,784
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                         17,389
-----------------------------------------------------------
Net unrealized appreciation of investment
  securities                                            160
-----------------------------------------------------------
      Net gain on investment securities              17,549
-----------------------------------------------------------
Net increase in net assets resulting from
  operations                                     $1,618,333
===========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended March 31, 1998 and 1997

                                                                 1998          1997
                                                              -----------   -----------
OPERATIONS:

  Net investment income                                       $ 1,600,784   $   998,764
---------------------------------------------------------------------------------------
  Net realized gain on sales of investment securities              17,389         7,711
---------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                        160          (741)
---------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations      1,618,333     1,005,734
---------------------------------------------------------------------------------------
Dividends to shareholders from net investment income           (1,598,357)     (996,476)
---------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions        (4,966,262)   26,856,591
---------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                    (4,946,286)   26,865,849
---------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          56,880,192    30,014,343
---------------------------------------------------------------------------------------
  End of period                                               $51,933,906   $56,880,192
=======================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $51,910,779   $56,877,041
---------------------------------------------------------------------------------------
  Undistributed net investment income                              36,432        34,005
---------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                    (13,465)      (30,854)
---------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                    160            --
---------------------------------------------------------------------------------------
                                                              $51,933,906   $56,880,192
=======================================================================================

NOTES TO FINANCIAL STATEMENTS

March 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Exempt Cash Fund, AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Exempt Cash Fund (the "Fund"). The investment objective of the Fund is to earn the highest level of current income free from federal income taxes that is consistent with safety of principal and liquidity.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--The Fund's securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of premiums or original issue discounts.
B. Securities Transactions, Investment Income and Distributions--Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date, adjusted for amortization of premiums and discounts on investments, and is recorded on the accrual basis. Discounts, other than original issue, are amortized to unrealized appreciation for financial reporting purposes. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly.
C. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $16,205 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended March 31, 1998, the Fund reimbursed AIM $38,545 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Fund. During the year ended March 31, 1998, the Fund paid AFS $35,613 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund whereby the Fund will pay AIM Distributors up to a maximum annual rate of 0.25% of the Fund's average daily net assets as compensation for services related to the sale and distribution of the Fund's shares. Currently, AIM Distributors has voluntarily elected to waive a portion of its compensation payable by the Fund such that the compensation paid pursuant to the Plan equals 0.10% per annum of the Fund's average daily net assets. During the year ended March 31, 1998, AIM Distributors waived fees of $78,130. This waiver may be rescinded by AIM Distributors at any time without further notice to investors. The Plan provides that of the aggregate amount payable under the Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund in amounts of up to 0.25% of the average daily net assets of the Fund attributable to the customers of such dealers or financial institutions may be characterized as a service fee, and that payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund. As a result of AIM Distributors' waiver of compensation due from the Fund, payments to dealers and other financial institutions by that Fund will be limited to 0.10% of the Fund's average daily net assets. During the year ended March 31, 1998, the Fund paid AIM Distributors $52,086 as compensation pursuant to the Plan. Certain officers and directors of the Company are officers and directors of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1998, the Fund paid legal fees of $3,069 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Fund's Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company invests directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-CAPITAL STOCK

Changes in capital stock outstanding during the years ended March 31, 1998 and 1997 were as follows:

                                   1998                          1997
                       ----------------------------   ---------------------------
                          SHARES         AMOUNT          SHARES         AMOUNT
                       ------------   -------------   ------------   ------------
Sold                    234,334,058   $ 234,334,058     96,643,811   $ 96,643,811
-----------------      ------------   -------------   ------------   ------------
Issued as
  reinvestment of
  dividends               1,529,845       1,529,845        948,679        948,679
-----------------      ------------   -------------   ------------   ------------
Reacquired             (240,830,165)   (240,830,165)   (70,735,899)   (70,735,899)
-----------------      ------------   -------------   ------------   ------------
                         (4,966,262)  $  (4,966,262)    26,856,591   $ 26,856,591
=================      ============   =============   ============   ============

NOTE 5-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the four-year period ended March 31, 1998, the three months ended March 31, 1994 and the year ended December 31, 1993.

                                                                                  MARCH 31,
                                                            -----------------------------------------------------    DECEMBER 31,
                                                             1998         1997       1996       1995       1994          1993
                                                            -------      -------    -------    -------    -------    ------------
Net asset value, beginning of period                        $  1.00      $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
----------------------------------------------------------  -------      -------    -------    -------    -------      -------
Income from investment operations:
    Net investment income                                      0.03         0.03       0.03       0.03      0.004         0.02
----------------------------------------------------------  -------      -------    -------    -------    -------      -------
Less distributions:
    Dividends from net investment income                      (0.03)       (0.03)     (0.03)     (0.03)    (0.004)       (0.02)
----------------------------------------------------------  -------      -------    -------    -------    -------      -------
Net asset value, end of period                              $  1.00      $  1.00    $  1.00    $  1.00    $  1.00      $  1.00
==========================================================  =======      =======    =======    =======    =======      =======
Total return                                                   3.12%        2.82%      2.92%      2.54%      1.73%(a)      1.78%
==========================================================  =======      =======    =======    =======    =======      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                    $51,934      $56,880    $30,014    $30,365    $33,658      $35,230
==========================================================  =======      =======    =======    =======    =======      =======
Ratio of expenses to average net assets(b)                     0.83%(c)     1.04%      1.05%      1.01%      1.00%(a)      1.00%
==========================================================  =======      =======    =======    =======    =======      =======
Ratio of net investment income to average net assets(d)        3.07%(c)     2.78%      2.97%      2.53%      1.75%(a)      1.76%
==========================================================  =======      =======    =======    =======    =======      =======

(a) Annualized.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.98%, 1.19%, 1.20%, 1.16%, 1.14% (annualized) and 1.36% for the periods
    1998 - 1993.
(c) Ratios are based on average daily net assets of $52,086,316.
(d) After fee waivers and/or expense reimbursements. Ratios of income to average net assets prior to fee waivers and/or expense reimbursements were 2.92%, 2.63%, 2.82%, 2.38%, 1.61% (annualized) and 1.40% for the periods 1998-1993.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM Tax-Exempt Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Tax-Free Intermediate Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five year-period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Free Intermediate Fund as of March 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



                                             /s/ KPMG PEAT MARWICK LLP
                                             KPMG Peat Marwick LLP


Houston, Texas
May 1, 1998

SCHEDULE OF INVESTMENTS

March 31, 1998

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE
MUNICIPAL OBLIGATIONS-98.54%

ALABAMA-0.71%

Alabama State Municipal
  Electric Authority; Power
  Supply
  Series A RB
  6.30%, 09/01/01(b)          AAA    Aaa     $  400   $    428,387
------------------------------------------------------------------
Birmingham (City of) Special
  Care Facilities Financing
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.95%, 11/01/07(c)          AA+    Aa2      1,000      1,016,740
------------------------------------------------------------------
                                                         1,445,127
------------------------------------------------------------------

ALASKA-1.03%

Anchorage (City of); School
  Series 1994 GO
  5.50%, 07/01/06(b)          AAA    Aaa      1,950      2,088,470
------------------------------------------------------------------

ARIZONA-3.57%

Arizona (State of)
  (Educational Loan
  Marketing Corp.);
  Refunding Series A RB
  6.55%, 03/01/99              -     Aa2      1,000      1,021,910
------------------------------------------------------------------
Maricopa County (Gilbert
  Unified School District
  #41 Project of 1988);
  School Improvement Series
  1992 E GO
  6.20%, 07/01/02(d)          AAA    Aaa      1,250      1,358,313
------------------------------------------------------------------
Maricopa County School
  District #90 (Ruth Fisher
  Elementary); Series 1997
  GO
  4.70%, 07/01/99              -      A2      1,300      1,307,878
------------------------------------------------------------------
Mesa Industrial Development
  Authority (Western Health
  Network-Mesa Lutheran
  Project); Health Care
  Facilities Refunding
  Series 1988 B1 RB
  7.50%, 01/01/04(b)          AAA    Aaa        620        647,602
------------------------------------------------------------------
Mohave County Unified School
  District #1 (Lake Havasu);
  Series A GO
  5.40%, 07/01/06(b)          AAA    Aaa        200        211,704
------------------------------------------------------------------
Navajo County Unified School
  District; Series 1997 A GO
  5.00%, 07/01/07(b)          AAA    Aaa        450        467,176
------------------------------------------------------------------
Phoenix (City of); Senior
  Lien Street and Highway
  User Refunding Series 1992
  RB
  6.20%, 07/01/02              AA     A1      1,000      1,085,020
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

ARIZONA-(CONTINUED)

Yuma Industrial Development
  Authority (Yuma Regional
  Medical Center Project);
  Health Care Facilities
  Refunding Series 1997 RB
  5.70%, 08/01/06(b)          AAA    Aaa     $1,000   $  1,086,120
------------------------------------------------------------------
                                                         7,185,723
------------------------------------------------------------------

ARKANSAS-4.36%

Arkansas State Development
  Financial Authority;
  Correction Facility Series
  1996 RB
  6.25%, 10/01/06(b)          AAA    Aaa      1,800      2,047,554
------------------------------------------------------------------
Conway (City of); Sales and
  Use Tax Capital
  Improvement Series 1997 A
  RB
  4.80%, 12/01/07(b)          AAA    Aaa        825        841,574
------------------------------------------------------------------
Little Rock (City of)
  (Baptist Medical Center);
  Health Facility Hospital
  Series RB
  6.70%, 11/01/04(b)          AAA    Aaa      1,400      1,569,385
------------------------------------------------------------------
North Little Rock (City of);
  Electric System Refunding
  Series 1992 A RB
  6.00%, 07/01/01(b)          AAA    Aaa        500        531,670
------------------------------------------------------------------
Pine Bluff (City of)
  Pollution Control
  Facilities (International
  Paper Company); Refunding
  Series 1997 A RB 4.90%,
  12/01/06                     A-     A3      2,185      2,204,818
------------------------------------------------------------------
Sebastian (County of)
  (Arkansas Community Jr.
  College District);
  Refunding & Improvement
  Series 1997 GO
  5.10%, 04/01/06(b)           -     Aaa        500        523,370
------------------------------------------------------------------
  5.20%, 04/01/07(b)           -     Aaa      1,000      1,055,850
------------------------------------------------------------------
                                                         8,774,221
------------------------------------------------------------------

CALIFORNIA-1.49%

California State Public
  Works Board (Department of
  Corrections) (State
  Prison-Madera County);
  Lease Series 1990 A RB
  7.00%, 09/01/00              A      A         100        107,110
------------------------------------------------------------------
Folsom (City of) (School
  Facilities Project);
  Series 1994 B GO 6.00%,
  08/01/02(b)                 AAA    Aaa        500        539,345
------------------------------------------------------------------
Inglewood (City of) (Daniel
  Freeman Hospital Inc.);
  Insured Hospital Series
  1991 RB 6.50%, 05/01/01(d)  NRR    NRR        400        427,476
------------------------------------------------------------------
Orange (County of);
  Refunding Recovery Series
  A RB 5.50%, 06/01/06(b)     AAA    Aaa      1,000      1,078,230
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

CALIFORNIA-(CONTINUED)

Parking Authority of the
  City and County of San
  Francisco; Parking Meter
  Series 1994 RB 6.75%,
  06/01/05(b)                 AAA    Aaa     $  500   $    573,120
------------------------------------------------------------------
West End Water Development,
  Treatment, and
  Conservation Joint Powers
  Authority; Water
  Facilities Series 1990
  Certificates of
  Participation 7.00%,
  10/01/00                    BBB+    A         250        265,500
------------------------------------------------------------------
                                                         2,990,781
------------------------------------------------------------------

COLORADO-0.01%

Colorado Student Obligation
  Bond Authority; Student
  Loan Series 1985 B RB
  6.125%, 12/01/98             -      A          25         25,315
------------------------------------------------------------------

CONNECTICUT-1.53%

Berlin (City of); Unlimited
  Tax Series 1997 GO 5.00%,
  06/15/00(b)                 AAA    Aaa        350        358,243
------------------------------------------------------------------
Connecticut (State of);
  Series B GO 5.25%,
  07/01/02                    AA-    Aa3        250        250,215
------------------------------------------------------------------
Connecticut (State of)
  Development Authority
  (Light and Power Company);
  Refunding Series A PCR
  3.65%, 09/01/28(e)          A1+   VMIG1       200        200,000
------------------------------------------------------------------
New Haven (City of); Series
  1997 GO 6.00%, 02/15/06(b)  AAA    Aaa      2,050      2,261,683
------------------------------------------------------------------
                                                         3,070,141
------------------------------------------------------------------

DELAWARE-0.39%

Delaware Transportation
  Authority; Senior Lien
  Transportation System
  Series 1991 RB 6.00%,
  07/01/01(c)(d)              AAA    Aaa        750        792,818
------------------------------------------------------------------

DISTRICT OF COLUMBIA-6.16%

District of Columbia;
  Refunding Unlimited Tax
  Series B GO 6.75%,
  06/01/99(b)                 AAA    Aaa        750        764,655
------------------------------------------------------------------
  6.125%, 06/01/03(b)         AAA    Aaa      3,020      3,276,821
------------------------------------------------------------------
  5.50%, 06/01/07(b)          AAA    Aaa      3,000      3,206,730
------------------------------------------------------------------
District of Columbia
  (American Association
  Advancement Science);
  Series 1997 RB 5.00%,
  01/01/05(b)                 AAA    Aaa        800        825,336
------------------------------------------------------------------
  5.50%, 01/01/06(b)          AAA    Aaa      1,235      1,314,905
------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Refunding Series
  1993 A RB 5.50%,
  08/15/06(b)                 AAA    Aaa        500        530,930
------------------------------------------------------------------
District of Columbia
  (Medlantic Healthcare
  Group); Series 1996 A RB
  6.00%, 08/15/06(b)          AAA    Aaa      1,550      1,699,187
------------------------------------------------------------------
  6.00%, 08/15/07(b)          AAA    Aaa        500        550,750
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

DISTRICT OF
  COLUMBIA-(CONTINUED)

District of Columbia (The
  Howard University Issue);
  University Series 1990 A
  RB 6.90%, 10/01/00           A+     A3     $  200   $    212,418
------------------------------------------------------------------
                                                        12,381,732
------------------------------------------------------------------

FLORIDA-1.61%

Palm Beach County Solid
  Waste Authority; Refunding
  Series 1997 A RB 5.50%,
  10/01/06(b)                 AAA    Aaa      3,000      3,229,560
------------------------------------------------------------------

GEORGIA-3.03%

Albany (City of); Sewer
  System Series 1992 RB
  6.30%, 07/01/02(d)          AAA    Aaa        500        541,400
------------------------------------------------------------------
Fulton (County of); Water
  and Sewer Refunding Series
  1992 RB 5.75%, 01/01/02(b)  AAA    Aaa        715        754,747
------------------------------------------------------------------
Georgia (State of); Series
  1988 D GO 7.10%, 06/01/99   AAA    Aaa      2,000      2,050,820
------------------------------------------------------------------
Georgia State Municipal
  Electric Authority; Series
  V RB 6.00%, 01/01/01(b)     AAA    Aaa      1,000      1,048,770
------------------------------------------------------------------
Marietta County School
  District; Refunding Series
  1993 GO 5.50%, 01/01/07     AA-     A       1,110      1,162,114
------------------------------------------------------------------
Metropolitan Atlanta Rapid
  Transit Authority; Sales
  Tax Refunding Series M RB
  6.15%, 07/01/02             AA-     A1        500        540,364
------------------------------------------------------------------
                                                         6,098,215
------------------------------------------------------------------

HAWAII-2.77%

Hawaii (State of); Refunding
  Series 1997 GO 6.00%,
  03/01/07(b)                 AAA    Aaa      5,000      5,564,750
------------------------------------------------------------------

ILLINOIS-5.63%

Chicago (City of); Series
  1997 GO 6.00%, 01/01/06(b)  AAA    Aaa        500        548,885
------------------------------------------------------------------
Chicago (City of) (Central
  Public Library Project);
  Adjustable Rate Series
  1988 C GO 6.10%,
  01/01/99(b)                 AAA    Aaa        500        508,915
------------------------------------------------------------------
Hoffman Estates Illinois
  Multifamily Housing (Park
  Place Apartments Project);
  Refunding Series 1996 RB
  5.75%, 06/01/06(c)          AAA    Aaa      1,250      1,324,250
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE


ILLINOIS-(CONTINUED)

Illinois Development
  Financial Authority;
  Series 1997 IDR 4.80%,
  08/01/07(c)                 AA+    NRR     $1,000   $  1,000,130
------------------------------------------------------------------
Illinois Development
  Financial Authority
  (American College
  Surgeons); Series 1996 RB
  3.70%, 08/01/26(e)          A1+     -       2,300      2,300,000
------------------------------------------------------------------
Illinois Educational
  Facilities Authority
  (Augustana College);
  Series 1997 RB
  4.80%, 10/01/99(b)          AAA    NRR        375        380,505
------------------------------------------------------------------
Illinois Health Facilities
  Authority; Revolving
  Pooled Financing Series D
  RB
  3.70%, 08/01/15(e)          A1+   VMIG1       800        800,000
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Edward
  Obligated Group); Series
  1997 A RB
  4.90%, 02/15/08(b)          AAA    Aaa        835        851,316
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Highland Park
  Hospital); Series 1991 A
  RB
  4.80%, 10/01/99(b)          AAA    Aaa        500        506,975
------------------------------------------------------------------
  5.55%, 10/01/06(b)          AAA    Aaa        500        534,900
------------------------------------------------------------------
Illinois Health Facilities
  Authority (Mercy Hospital
  and Medical Center);
  Refunding Series 1992 RB
  6.20%, 01/01/00              A-    Baa1       250        257,285
------------------------------------------------------------------
Illinois Regional Transit
  Authority; Series B RB
  6.30%, 06/01/04(c)(d)       AAA    Aaa      1,000      1,125,460
------------------------------------------------------------------
Joliet (City of); Waterworks
  and Sewer Series 1991 RB
  6.95%, 01/01/01(b)          AAA    Aaa        250        267,957
------------------------------------------------------------------
Kane (County of) Public
  Building Commission;
  Unlimited Tax Public
  Building Series B GO
  6.20%, 12/01/99(c)(d)       NRR    NRR        700        725,032
------------------------------------------------------------------
Kane County School District
  #131 (Aurora East Side
  Project); Series 1998 A GO
  7.10%, 12/01/98(c)(d)       AAA    Aaa        175        178,896
------------------------------------------------------------------
                                                        11,310,506
------------------------------------------------------------------

INDIANA-2.78%

Frankfort Middle School
  Building Corp.; Refunding
  Series 1996 RB
  5.20%, 01/10/07(b)          AAA    Aaa        295        308,718
------------------------------------------------------------------
Hamilton (County of)
  Optional Income Tax
  Revenue Series 1998 RB
  5.00%, 07/10/08(b)          AAA    Aaa      1,095      1,111,622
------------------------------------------------------------------
Indiana Health Facilities
  Financing Authority
  (Charity Obligated Group);
  Series 1997 D RB
  5.00%, 11/01/07(c)          AA+    Aa2      2,500      2,564,975
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

INDIANA-(CONTINUED)

Indiana Transportation
  Finance Authority; Airport
  Facilities Lease Series A
  RB
  6.00%, 11/01/01              A      A1     $  500   $    529,245
------------------------------------------------------------------
Indiana Transportation
  Finance Authority; Highway
  Series A RB
  5.50%, 06/01/07(b)          AAA    Aaa      1,000      1,074,330
------------------------------------------------------------------
                                                         5,588,890
------------------------------------------------------------------

IOWA-0.26%

Iowa Student Loan Liquidity
  Corp.; Student Loan Series
  1992 A RB
  6.25%, 03/01/00              -     Aa1        500        517,495
------------------------------------------------------------------

KENTUCKY-0.34%

Kentucky State Turnpike
  Authority (Economic
  Development Road
  Revitalization Project);
  RB
  7.125%, 05/15/00(c)(d)      AAA    Aaa        260        279,903
------------------------------------------------------------------
Western Kentucky University;
  Consolidated Educational
  Buildings Refunding Series
  M RB
  4.70%, 05/01/99(b)          AAA    Aaa        390        394,360
------------------------------------------------------------------
                                                           674,263
------------------------------------------------------------------

LOUISIANA-5.33%

Jefferson Parish School
  Board; Sales and Use Tax
  RB
  6.00%, 02/01/04(b)          AAA    Aaa      1,720      1,864,583
------------------------------------------------------------------
Louisiana (State of); Series
  A GO
  6.00%, 04/15/07(b)          AAA    Aaa      5,000      5,579,100
------------------------------------------------------------------
Louisiana Offshore Terminal
  Authority (Loop, Inc.);
  Deepwater Port Refunding
  Series 1992 RB
  6.00%, 09/01/01              A     Baa1     1,000      1,052,380
------------------------------------------------------------------
  6.20%, 09/01/03              A     Baa1     1,000      1,081,790
------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane
  University of Louisiana);
  Series 1987 C RB
  7.30%, 08/15/99              A+     A1        270        276,024
------------------------------------------------------------------
Ouachita (Parish of)
  Hospital Service District
  #1 (Glenwood Regional
  Medical Center); Hospital
  Refunding Series 1996 RB
  5.00%, 05/15/99              A      -         850        858,874
------------------------------------------------------------------
                                                        10,712,751
------------------------------------------------------------------

MASSACHUSETTS-0.21%

New England Education Loan
  Marketing Corp.; Student
  Loan Refunding Senior
  Issue 1992 D RB
  6.20%, 09/01/00              -     Aaa        400        419,172
------------------------------------------------------------------

MICHIGAN-2.25%

Dearborn (City of) Economic
  Development Corp. (Oakwood
  Obligated Group); Hospital
  Series 1991 A RB
  6.95%, 08/15/01(c)(d)       AAA    Aaa      1,000      1,106,150
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

MICHIGAN-(CONTINUED)

Detroit (City of) School
  District; GO
  5.60%, 05/01/01             AA+    Aa2     $  765   $    798,285
------------------------------------------------------------------
Michigan State Building
  Authority; Refunding
  Series I RB
  6.40%, 10/01/04              AA    Aa1      2,000      2,175,520
------------------------------------------------------------------
Michigan State Strategic
  Fund; Refunding Series
  1988 PCR
  3.80%, 04/15/18(e)           -      P1        440        440,000
------------------------------------------------------------------
                                                         4,519,955
------------------------------------------------------------------

MINNESOTA-0.39%

Southern Minnesota Municipal
  Power Agency; Power Supply
  System Series A RB
  5.60%, 01/01/04              A+     A2        745        786,020
------------------------------------------------------------------

MISSOURI-0.46%

Fort Osage Reorganization
  School District #1
  (Missouri School District
  Direct Deposit Program);
  Series 1997 GO
  4.95%, 03/01/06              AA    Aa2        405        420,000
------------------------------------------------------------------
State Environmental
  Improvement and Energy
  Resource Authority (City
  of Branson Project) (State
  Revolving Fund Program);
  Water Series 1995 A PCR
  5.00%, 07/01/99(b)          AAA    Aaa        500        507,925
------------------------------------------------------------------
                                                           927,925
------------------------------------------------------------------

MONTANA-0.22%

Montana Higher Education
  Assistance Corp.; Student
  Loan Series
  1992 A RB
  6.60%, 12/01/00              -      A         420        444,881
------------------------------------------------------------------

NEVADA-0.25%

Clark County Improvement
  District No. 65 (Lamb
  Boulevard III); Series
  1992 GO
  6.20%, 12/01/02             AA-     A1        120        123,977
------------------------------------------------------------------
Nevada (State of) (Nevada
  Municipal Bond Bank
  Project Nos. 38-39);
  Limited Tax Series 1992 A
  GO 6.00%, 07/01/01(d)        AA    NRR        350        368,893
------------------------------------------------------------------
                                                           492,870
------------------------------------------------------------------

NEW JERSEY-1.41%

Gloucester County Utilities
  Authority; Sewer Refunding
  Series 1991 RB
  6.10%, 01/01/00             AA-     A1        225        233,561
------------------------------------------------------------------
Jersey City (City of)
  (Qualified School Bond);
  GO
  6.40%, 02/15/00              AA     A3      1,000      1,043,610
------------------------------------------------------------------
New Jersey Transportation
  Trust Fund Authority;
  Transportation System
  Series 1992 A RB
  5.90%, 06/15/99(d)          NRR    Aaa      1,000      1,024,930
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

NEW JERSEY-(CONTINUED)

Trenton (City of); Fiscal
  Year Adjustment GO
  6.10%, 08/15/02(b)          AAA    Aaa     $  500   $    538,750
------------------------------------------------------------------
                                                         2,840,851
------------------------------------------------------------------

NEW MEXICO-0.78%

Albuquerque (City of); Joint
  Water and Sewer Series
  1990 A RB
  6.00%, 07/01/00(c)(d)       AAA    NRR      1,000      1,041,360
------------------------------------------------------------------
Santa Fe (City of); Series
  1994 A RB
  5.50%, 06/01/03(d)          AAA    Aaa        500        528,660
------------------------------------------------------------------
                                                         1,570,020
------------------------------------------------------------------

NEW YORK-12.20%

Nassau (County of); GO
  5.15%, 03/01/07(b)          AAA    Aaa      5,000      5,195,250
------------------------------------------------------------------
New York (City of);
  Refunding
  Series D GO
  5.60%, 11/01/05             BBB+    A3      5,000      5,310,050
------------------------------------------------------------------
New York (City of); Series G
  GO
  5.90%, 02/01/05             BBB+    A3      1,150      1,235,273
------------------------------------------------------------------
New York (City of) Municipal
  Assistance Corp.; Series I
  RB
  5.25%, 07/01/03              AA    Aa2      5,500      5,774,175
------------------------------------------------------------------
New York (State of)
  Dormitory Authority;
  Mental Health Facilities
  Series A RB
  6.00%, 02/15/05              A-    Baa1     1,000      1,077,900
------------------------------------------------------------------
  6.00%, 08/15/07              A-    Baa1     1,775      1,942,453
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Beth
  Israel Medical Center);
  Series 1997 B RB
  5.50%, 11/01/06(b)          AAA    Aaa      1,000      1,074,890
------------------------------------------------------------------
New York (State of)
  Dormitory Authority (Pace
  University Issue); Series
  1997 RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,275      1,421,294
------------------------------------------------------------------
New York (State of) Medical
  Care Facilities Financing
  Agency; Hospital & Nursing
  Home Series 1995 A RB
  5.60%, 02/15/05(b)          AAA     -       1,425      1,492,616
------------------------------------------------------------------
                                                        24,523,901
------------------------------------------------------------------

NORTH DAKOTA-0.84%

Fargo (City of); Refunding
  Water Series 1997 RB
  5.50%, 01/01/08(b)          AAA    Aaa        905        971,997
------------------------------------------------------------------
Grand Forks Health Care
  System (Altru Health
  System Obligated Group);
  Series 1997 RB
  4.55%, 08/15/00(b)          AAA    Aaa        705        712,847
------------------------------------------------------------------
                                                         1,684,844
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

OHIO-4.40%

Cleveland City School
  District; Series 1997 RB
  5.00%, 06/01/01(b)          AAA    Aaa     $2,000   $  2,055,120
------------------------------------------------------------------
Franklin (County of); 1991
  Issue GO
  6.30%, 12/01/01(c)(d)       NRR     -       1,500      1,634,205
------------------------------------------------------------------
Greene (County of); Water
  System Series A RB
  5.45%, 12/01/06(b)          AAA    Aaa        585        626,629
------------------------------------------------------------------
Hilliard City School
  District; School
  Improvement Refunding
  Series 1992 GO
  6.05%, 12/01/00(b)          AAA    Aaa        500        528,055
------------------------------------------------------------------
  6.15%, 12/01/01(b)          AAA    Aaa        250        268,912
------------------------------------------------------------------
Lucas County (St. Vincent's
  Medical Center); Hospital
  Series A RB
  6.75%, 08/15/20(b)          AAA    Aaa      2,000      2,146,580
------------------------------------------------------------------
Ohio (State of)(Elementary &
  Secondary Education
  Facilities); Series 1997
  RB
  5.10%, 12/01/05             AA-    Aa3      1,500      1,573,530
------------------------------------------------------------------
                                                         8,833,031
------------------------------------------------------------------

OKLAHOMA-1.43%

Norman (City of) Hospital
  Authority; Refunding
  Series A RB
  5.20%, 09/01/06(b)          AAA    Aaa        310        325,041
------------------------------------------------------------------
  5.30%, 09/01/07(b)          AAA    Aaa      1,090      1,151,967
------------------------------------------------------------------
Oklahoma Housing Finance
  Agency; Single Family
  Mortgage
  Series A RB
  6.55%, 03/01/00(b)          AAA    Aaa        115        119,414
------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority;
  Hospital Series 1993 A RB
  5.60%, 02/01/00(d)          NRR    NRR      1,250      1,284,837
------------------------------------------------------------------
                                                         2,881,259
------------------------------------------------------------------

OREGON-2.46%

Grande Ronde (City of)
  Community Confederated
  Tribes (Governmental
  Facilities and
  Infrastructure); Unlimited
  Tax Series 1997 GO
  4.75%, 12/01/04(b)          AAA    Aaa      1,000      1,024,600
------------------------------------------------------------------
  4.80%, 12/01/05(b)          AAA    Aaa      1,045      1,070,508
------------------------------------------------------------------
  5.00%, 12/01/07(b)          AAA    Aaa      1,145      1,184,846
------------------------------------------------------------------
Portland (City of); Sewer
  System Series 1994 A RB
  5.45%, 06/01/03              A+     A1      1,065      1,129,677
------------------------------------------------------------------
  5.55%, 06/01/04              A+     A1        500        535,436
------------------------------------------------------------------
                                                         4,945,067
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

PENNSYLVANIA-2.14%

Chester Upland School
  Authority; Refunding
  Series 1997 B RB
  4.60%, 09/01/06(b)          AAA    Aaa     $  505   $    509,540
------------------------------------------------------------------
  4.70%, 09/01/07(b)          AAA    Aaa        535        542,292
------------------------------------------------------------------
Pennsylvania Industrial
  Development Authority;
  Economic Development
  Series 1991 A RB
  6.50%, 07/01/98(d)          NRR    NRR        150        151,065
------------------------------------------------------------------
York (City of); Pooled
  Financing RB 3.80%,
  09/01/26(e)(f)               A1     -       3,085      3,085,000
------------------------------------------------------------------
                                                         4,287,897
------------------------------------------------------------------

RHODE ISLAND-1.26%

Rhode Island (State of);
  Refunding Series 1992 A GO
  6.10%, 06/15/03(b)          AAA    Aaa      1,000      1,089,800
------------------------------------------------------------------
Rhode Island State Turnpike
  and Bridge Authority;
  Refunding Series 1997 A RB
  5.00%, 12/01/99              A      -       1,395      1,419,817
------------------------------------------------------------------
                                                         2,509,617
------------------------------------------------------------------

SOUTH CAROLINA-0.48%

Beaufort (County of)
  Hospital Facilities
  (Beaufort County Memorial
  Hospital); Refunding
  Series 1997 RB
  4.20%, 12/01/99             AAA    Aaa        930        936,185
------------------------------------------------------------------

SOUTH DAKOTA-1.03%

Rapid City (City of); Sales
  Tax Series 1995 A RB
  5.60%, 06/01/05(b)          AAA    Aaa        255        275,229
------------------------------------------------------------------
South Dakota Health and
  Education Facility
  (McKennan Hospital);
  Refunding Series 1996 RB
  5.40%, 07/01/06(b)          AAA    Aaa      1,680      1,783,051
------------------------------------------------------------------
                                                         2,058,280
------------------------------------------------------------------

TENNESSEE-2.94%

Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Meharry Medical
  College); RB
  7.875%, 12/01/04(d)         NRR    Aaa        995      1,116,947
------------------------------------------------------------------
Nashville and Davidson
  (County of) Health and
  Education Facilities Board
  (Multifamily Housing
  Project); Series 1996 RB
  5.50%, 01/01/07(c)          AAA     -       2,700      2,831,490
------------------------------------------------------------------
Tennessee Housing
  Development Agency;
  Mortgage Financing Series
  1993 A RB
  5.65%, 01/01/07              A+     A1      1,360      1,416,399
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

TENNESSEE-(CONTINUED)

Tennessee School Board
  Authority; College and
  University Improvement
  Series RB
  5.75%, 05/01/06              AA     A1     $  550   $    550,622
------------------------------------------------------------------
                                                         5,915,458
------------------------------------------------------------------

TEXAS-9.63%

Alamo Community College
  District; Series 1990 GO
  6.90%, 02/15/00(c)(d)       NRR    Aaa        500        525,795
------------------------------------------------------------------
Austin (City of); Combined
  Utility System Refunding
  Series 1986 RB
  7.20%, 05/15/98(d)          NRR    NRR         25         25,100
------------------------------------------------------------------
  7.20%, 05/15/98              A      A2        175        175,780
------------------------------------------------------------------
Austin (City of); Utility
  System Series 1998 A RB
  7.50%, 11/15/98              A      A2        750        767,723
------------------------------------------------------------------
Clint Independent School
  District; Unlimited Tax
  Refunding Series 1991 GO
  6.30%, 03/01/00(b)           -     Aaa        185        189,144
------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Series 1980 IDR
  9.25%, 08/01/00(d)          NRR    NRR        505        539,633
------------------------------------------------------------------
Conroe (City of) Independent
  School District; Unlimited
  School Tax GO
  7.375%, 02/01/01(b)         AAA    Aaa        115        125,206
------------------------------------------------------------------
Dallas (City of); Waterwork
  & Sewer System Series A RB
  5.50%, 10/01/05              AA    Aa2      1,000      1,008,920
------------------------------------------------------------------
Gatesville Independent
  School District; Unlimited
  Tax School Building and
  Refunding Series 1995 RB
  5.80%, 02/01/03(b)           -     Aaa        485        519,212
------------------------------------------------------------------
Harris (County of) (Port of
  Houston Authority); RB
  5.75%, 05/01/02              A      A       1,320      1,341,093
------------------------------------------------------------------
  5.75%, 05/01/02(b)          AAA    Aaa      1,295      1,316,354
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (Memorial Hospital
  System Project); Hospital
  Series 1992 RB
  6.70%, 06/01/00(d)          NRR    NRR      1,000      1,053,170
------------------------------------------------------------------
Harris County Health
  Facilities Development
  Corp. (School Health Care
  System Project); Series B
  RB
  5.10%, 07/01/06              AA    Aa3      1,000      1,039,480
------------------------------------------------------------------
Keller (City of) Independent
  School District; Series
  1994 Certificates of
  Participation
  5.75%, 08/15/01(b)          AAA    Aaa        915        964,327
------------------------------------------------------------------
Kerrville (City of);
  Electric System Refunding
  Series 1991 RB
  6.375%, 11/01/01(b)         AAA    Aaa        185        198,866
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

TEXAS-(CONTINUED)

La Marque Independent School
  District; Unlimited
  Schoolhouse Tax Series
  1992 GO
  7.50%, 08/15/99(b)          AAA    Aaa     $  575   $    603,900
------------------------------------------------------------------
  7.50%, 08/15/02(b)          AAA    Aaa        750        850,305
------------------------------------------------------------------
Lubbock Health Facility
  Development Corp.;
  Methodist Hospital
  Refunding Series 1993 B
  5.40%, 12/01/05(b)          AAA    Aaa        500        530,515
------------------------------------------------------------------
Plano Independent School
  District; GO
  5.80%, 02/15/05(b)          AAA    Aaa      2,025      2,171,145
------------------------------------------------------------------
San Antonio (City of);
  Electric and Gas System
  Prerefunding Series 1989 A
  RB
  7.00%, 02/01/99(c)(d)        -     Aaa        165        171,786
------------------------------------------------------------------
  7.00%, 02/01/01              AA    Aa1        235        244,174
------------------------------------------------------------------
Tarrant (County of) Health
  Facilities Development
  Corp. (Texas Health
  Resources System); Series
  1997 A RB
  5.50%, 02/15/05(b)          AAA    Aaa      1,000      1,061,480
------------------------------------------------------------------
  5.50%, 02/15/06(b)          AAA    Aaa        500        532,785
------------------------------------------------------------------
Tarrant (County of) Housing
  Finance Corp. (Arbors on
  Park II); Multifamily
  Housing Series RB
  5.05%, 12/01/07             AAA     -       1,500      1,516,965
------------------------------------------------------------------
Temple (City of) (Bell
  County); Refunding Series
  1992 GO
  5.80%, 02/01/01(b)          AAA    Aaa        250        261,765
------------------------------------------------------------------
Texas Municipal Power
  Agency; RB
  5.75%, 09/01/02(c)(d)       AAA    Aaa      1,000      1,061,770
------------------------------------------------------------------
Texas Turnpike Authority
  (Addison Airport Toll
  Tunnel Project); Dallas
  North Tollway Series 1994
  RB
  6.30%, 01/01/05(b)          AAA    Aaa        500        554,875
------------------------------------------------------------------
University of Texas System;
  General Tuition Refunding
  Series 1986 RB
  7.75%, 08/15/98(d)          AAA    Aaa         10         10,148
------------------------------------------------------------------
                                                        19,361,416
------------------------------------------------------------------

UTAH-1.61%

Intermountain Power Agency
  (Utah Power Supply);
  Refunding Series 1997 B RB
  6.00%, 07/01/07(b)          AAA    Aaa      1,000      1,112,341
------------------------------------------------------------------
Salt Lake (City of)
  Municipal Building
  Authority; Series A RB
  6.50%, 10/15/00              A+    Aa3        570        590,737
------------------------------------------------------------------
Utah (State of) (Board of
  Water Resources Program);
  Revolving Fund
  Recapitalization Series
  1992 B RB
  6.10%, 04/01/02              AA     -         500        539,361
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

UTAH-(CONTINUED)

Utah Municipal Finance
  Cooperative (Pooled
  Capital Improvement
  Financing Program)
  (University Hospital
  Project); Local Government
  Series
  August 1, 1991 RB
  6.50%, 05/15/99(d)          NRR    NRR     $  475   $    488,599
------------------------------------------------------------------
Utah Water Financing Agency;
  Series A RB
  4.40%, 10/01/99(b)          AAA    Aaa        500        504,820
------------------------------------------------------------------
                                                         3,235,858
------------------------------------------------------------------

VIRGINIA-1.26%

Medical College of Hampton
  Roads; General Refunding
  Series 1991 A RB
  6.00%, 11/15/99              A-     -         605        624,493
------------------------------------------------------------------
Norfolk (City of)
  Redevelopment and Housing
  Authority (State Board for
  Community
  Colleges-Tidewater);
  Educational Facility
  Series 1995 RB
  5.30%, 11/01/04              AA     Aa        535        570,711
------------------------------------------------------------------
  5.40%, 11/01/05              AA     Aa        500        538,916
------------------------------------------------------------------
Portsmouth (City of); Port
  Improvement Unlimited Tax
  Refunding GO
  6.40%, 11/01/03             AA-     A3        300        327,081
------------------------------------------------------------------
Portsmouth (City of); Public
  Utility Refunding Series
  1992 GO
  5.90%, 11/01/01             AA-     A3        450        477,914
------------------------------------------------------------------
                                                         2,539,115
------------------------------------------------------------------

WASHINGTON-5.49%

King (County of); Series A
  RB
  5.80%, 01/01/05             AA+    Aa1      1,000      1,085,100
------------------------------------------------------------------
Seattle (City of) (West
  Seattle Bridge); Limited
  Tax Refunding Series 1991
  GO
  6.40%, 10/01/01             AA+    Aa1        250        267,703
------------------------------------------------------------------
Seattle (Port of); Series
  1992 A RB
  6.00%, 11/01/01             AA-    Aa3        500        530,950
------------------------------------------------------------------

                               RATINGS(a)     PAR        MARKET
                              S&P   MOODY'S  (000)       VALUE

WASHINGTON-(CONTINUED)

Snohomish (County of) Public
  Utilities District #1; RB
  5.70%, 01/01/06(b)          AAA    Aaa     $4,000   $  4,276,320
------------------------------------------------------------------
Washington Public Power
  Supply System (Nuclear
  Electric Project #1);
  Refunding Series 1989 B RB
  7.00%, 07/01/99             AA-    Aa1        600        621,953
------------------------------------------------------------------
Washington Public Power
  Supply System (Nuclear
  Electric Project #2);
  Refunding Series 1997 B RB
  5.50%, 07/01/05             AA-    Aa1      2,000      2,115,980
------------------------------------------------------------------
  5.50%, 07/01/06             AA-    Aa1      2,000      2,122,180
------------------------------------------------------------------
                                                        11,020,186
------------------------------------------------------------------

WISCONSIN-4.40%

Wisconsin (State of); Series
  A GO
  5.75%, 05/01/99              AA    Aa2      1,000      1,021,960
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Aurora Health
  Care Inc.); Series 1997 RB
  6.00%, 08/15/06(b)          AAA    Aaa      2,000      2,199,780
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Charity
  Obligation Group);
  Hospital Series 1997 D RB
  4.90%, 11/01/05(c)          AA+   VMIG1     2,250      2,289,803
------------------------------------------------------------------
Wisconsin (State of) Health
  & Educational Facilities
  Authority (Marshfield
  Clinic); RB
  5.20%, 02/15/07(b)          AAA    Aaa      3,210      3,348,735
------------------------------------------------------------------
                                                         8,860,278
------------------------------------------------------------------
TOTAL INVESTMENTS-98.54%                               198,044,844(g)
------------------------------------------------------------------
OTHER LIABILITIES LESS ASSETS-1.46%                      2,924,130
------------------------------------------------------------------
NET ASSETS-100.00%                                   $200,968,974
==================================================================

Abbreviations:

GO  - General Obligation Bonds
IDR - Industrial Development Revenue Bonds
NRR - Not Re-Rated
PCR - Pollution Control Revenue Bonds
RB  - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Secured by bond insurance.
(c) Security has an outstanding irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Secured by an escrow fund of U.S. Treasury obligations.
(e) Payable on demand by the Fund at specified frequencies no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/98.
(f) Secured by a letter of credit.
(g) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998


ASSETS:

Investments, at market value (cost
  $191,006,380)                            $  198,044,844
---------------------------------------------------------
Cash                                                6,183
---------------------------------------------------------
Receivables for:
  Capital stock sold                              737,657
---------------------------------------------------------
  Interest                                      2,837,086
---------------------------------------------------------
Investment for deferred compensation plan          18,008
---------------------------------------------------------
Other assets                                       32,484
---------------------------------------------------------
    Total assets                              201,676,262
---------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                        236,704
---------------------------------------------------------
  Dividends                                       364,211
---------------------------------------------------------
  Deferred compensation plan                       18,008
---------------------------------------------------------
Accrued administrative services fees                3,937
---------------------------------------------------------
Accrued advisory fees                              50,321
---------------------------------------------------------
Accrued directors' fees                             2,900
---------------------------------------------------------
Accrued transfer agent fees                         6,153
---------------------------------------------------------
Accrued operating expenses                         25,054
---------------------------------------------------------
    Total liabilities                             707,288
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $  200,968,974
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                  18,194,630
---------------------------------------------------------
Net asset value and redemption price per
  share                                    $        11.05
---------------------------------------------------------
Offering price per share:
  (Net asset value of $11.05 divided
  by 99.00%)                               $        11.16
---------------------------------------------------------


STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998


INVESTMENT INCOME:

Interest income                              $ 9,473,238
--------------------------------------------------------

EXPENSES:

Advisory fees                                    566,927
--------------------------------------------------------
Administrative services fees                      46,097
--------------------------------------------------------
Custodian fees                                    10,759
--------------------------------------------------------
Transfer agent fees                               53,072
--------------------------------------------------------
Registration and filing fees                      61,577
--------------------------------------------------------
Directors' fees                                    9,279
--------------------------------------------------------
Other                                            104,123
--------------------------------------------------------
       Total expenses                            851,834
--------------------------------------------------------
Net investment income                          8,621,404
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                          (31,582)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   5,402,954
--------------------------------------------------------
       Net gain on investment securities       5,371,372
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $13,992,776
========================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED MARCH 31, 1998 AND 1997

                                                                   1998             1997
                                                              --------------    ------------

OPERATIONS:

  Net investment income                                        $  8,621,404     $  4,272,718
--------------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities        (31,582)           7,036
--------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                    5,402,954       (1,085,090)
--------------------------------------------------------------------------------------------
       Net increase in net assets resulting from operations      13,992,776        3,194,664
--------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income             (8,634,206)      (4,406,557)
--------------------------------------------------------------------------------------------
Distributions from capital                                           (3,932)         (21,485)
--------------------------------------------------------------------------------------------
Net increase from capital stock transactions                     22,272,556       91,508,711
--------------------------------------------------------------------------------------------
       Net increase in net assets                                27,627,194       90,275,333
--------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                           173,341,780       83,066,447
--------------------------------------------------------------------------------------------
  End of period                                                $200,968,974     $173,341,780
============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                   $195,083,906     $172,821,545
--------------------------------------------------------------------------------------------
  Undistributed net investment income                               (17,485)         (10,946)
--------------------------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                   (1,135,911)      (1,104,329)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                7,038,464        1,635,510
--------------------------------------------------------------------------------------------
                                                               $200,968,974     $173,341,780
--------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Free Intermediate Fund (formerly the Intermediate Portfolio), AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Free Intermediate Fund (the "Fund"). The investment objective of the Fund is to generate as high a level of tax-exempt income as is consistent with preservation of capital by investing in high quality, intermediate-term municipal securities having a maturity of ten and one-half years or less.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis. On March 31, 1998, undistributed net investment income was increased by $10,195 and paid-in capital reduced by $10,195 in order to comply with the requirements of the American Institute of Certified Public Accountants Statement of Position 93-2. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable capital gains, if any) of $1,129,032, which expires, if not previously utilized, in the year 2006. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.30% of the first $500 million of the Fund's average daily net assets, plus 0.25% of the Fund's average daily net assets in excess of $500 million, but not in excess of $1 billion, plus 0.20% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended March 31, 1998, the Fund reimbursed AIM $46,097 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1998, the Fund paid AFS $34,481 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. AIM Distributors received commissions of $21,156 from sales of capital stock during the year ended March 31, 1998. Such commissions are not an expense of the Company. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1998, the Fund paid legal fees of $3,294 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowings up to the lesser of i) $325,000,000 or ii) the limits set by its prospectus for borrowings. During the year ended March 31, 1998 , the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended March 31, 1998 was $76,702,244 and $39,281,760, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $7,048,177
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                            (9,713)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                   $7,038,464
=========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding for the years ended March 31, 1998 and 1997 were as follows:

                                                                        1998                        1997
                                                              -------------------------   -------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   ------------
Sold                                                           4,891,415   $ 53,561,920   11,037,256   $119,260,028
-------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends                              411,422      4,509,891      277,497      2,985,870
-------------------------------------------------------------------------------------------------------------------
Reacquired                                                    (3,262,778)   (35,799,255)  (2,855,695)   (30,737,187)
-------------------------------------------------------------------------------------------------------------------
                                                               2,040,059   $ 22,272,556    8,459,058   $ 91,508,711
-------------------------------------------------------------------------------------------------------------------

NOTE 7- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the five-year period ended March 31, 1998.

                                                                1998        1997       1996       1995       1994
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of period                          $  10.73      $10.79     $10.67     $10.62     $10.74
------------------------------------------------------------  --------    --------    -------    -------    -------
Income from investment operations:
    Net investment income                                         0.50        0.50       0.52       0.49       0.48
------------------------------------------------------------  --------    --------    -------    -------    -------
    Net gains (losses) on securities (both realized and
     unrealized)                                                  0.32       (0.04)      0.12       0.04      (0.10)
------------------------------------------------------------  --------    --------    -------    -------    -------
        Total from investment operations                          0.82        0.46       0.64       0.53       0.38
------------------------------------------------------------  --------    --------    -------    -------    -------
Less distributions:
    Dividends from net investment income                         (0.50)      (0.52)     (0.52)     (0.48)     (0.48)
------------------------------------------------------------  --------    --------    -------    -------    -------
    Distributions from net realized gains                           --          --         --         --      (0.02)
------------------------------------------------------------  --------    --------    -------    -------    -------
        Total distributions                                      (0.50)      (0.52)     (0.52)     (0.48)     (0.50)
------------------------------------------------------------  --------    --------    -------    -------    -------
Net asset value, end of period                                $  11.05      $10.73     $10.79     $10.67     $10.62
============================================================  ========    ========    =======    =======    =======
Total return(a)                                                   7.79%       4.33%      6.06%      5.17%      3.47%
============================================================  ========    ========    =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $200,969    $173,342    $83,066    $82,355    $99,757
============================================================  ========    ========    =======    =======    =======
Ratio of expenses to average net assets                           0.45%(b)     0.56%     0.65%      0.59%      0.61%(c)
============================================================  ========    ========    =======    =======    =======
Ratio of net investment income to average net assets              4.56%(b)     4.63%     4.81%      4.65%      4.37%(c)
============================================================  ========    ========    =======    =======    =======
Portfolio turnover rate                                             22%         26%        32%        75%        26%
============================================================  ========    ========    =======    =======    =======

(a) Does not deduct sales charges.
(b) Ratios are based on average net assets of $188,975,800.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.64%. Ratio of net investment income to average net assets prior to fee waivers and/or expense reimbursements was 4.35%.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM Tax-Exempt Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM Tax-Exempt Bond Fund of Connecticut (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the three-month period ended March 31, 1994, and the year ended December 31, 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.
  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Tax-Exempt Bond Fund on Connecticut as of March 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended, the three-month period ended March 31, 1994, and for the year ended December 31, 1993, in conformity with generally accepted accounting principles.


                                             /s/ KPMG PEAT MARWICK LLP
                                             KPMG Peat Marwick LLP


Houston, Texas
May 1, 1998

SCHEDULE OF INVESTMENTS

MARCH 31, 1998

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
MUNICIPAL OBLIGATIONS-95.44%

EDUCATION-10.48%

Connecticut Health and
  Education Facilities
  Authority (Fairfield
  University); Series F RB
  6.875%, 07/01/09          BBB+   Baa1     $  1,475   $ 1,543,779
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority
  (Quinnipiac College); RB
  4.90%, Series D,
  07/01/98                  BBB-   -             100       100,097
------------------------------------------------------------------
  7.25%, Series 1989 B,
    07/01/99(b)(c)          AAA    NRR           450       477,531
------------------------------------------------------------------
Connecticut Regional
  School District No. 5;
  Series 1992 GO
  6.00%, 03/01/12(d)        AAA    Aaa           335       355,964
------------------------------------------------------------------
Connecticut Regional
  School District No. 5
  (Towns of Bethany,
  Orange and Woodbridge);
  1993 Issue GO
  5.50%, 02/15/07(d)        AAA    Aaa           500       530,785
------------------------------------------------------------------
Connecticut State Higher
  Education Supplemental
  Loan Authority (Family
  Education Loan Program);
  Series 1990 A RB
  7.50%, 11/15/10(e)        -      A1          1,205     1,244,476
------------------------------------------------------------------
                                                         4,252,632
------------------------------------------------------------------

ELECTRIC-4.24%

Connecticut Development
  Authority (Connecticut
  Power & Light Co.);
  Series 1993 A PCR
  3.65%, 09/01/28(g)        A-1+   VMIG-1         15        15,000
------------------------------------------------------------------
Connecticut Development
  Authority (New England
  Power Co.); Series 1985
  Fixed Rate PCR
  7.25%, 10/15/15           A+     A1          1,600     1,703,200
------------------------------------------------------------------
                                                         1,718,200
------------------------------------------------------------------

GENERAL OBLIGATION-12.30%

Bridgeport (Town of),
  Connecticut; Series A
  Unlimited GO
  6.00%, 09/01/06(d)        AAA    Aaa           875       971,198
------------------------------------------------------------------
Brooklyn (City of),
  Connecticut; Unlimited
  Tax GO
  5.50%, 05/01/06(d)        AAA    Aaa           250       267,813
------------------------------------------------------------------
  5.70%, 05/01/08(d)        AAA    Aaa           250       270,540
------------------------------------------------------------------
Chester (Town of),
  Connecticut; Series 1989
  GO
  7.00%, 10/01/05           -      A             190       200,657
------------------------------------------------------------------

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
GENERAL OBLIGATION-(CONTINUED)

Connecticut (State of);
  Series 1991 A GO
  6.75%, 03/01/01(b)(c)     NRR    NRR      $    480   $   522,384
------------------------------------------------------------------
Connecticut (State of)
  (General Purpose Public
  Improvement); GO
  6.75%, Series 1991 A,
    03/01/01(b)(c)          NRR    NRR           200       217,660
------------------------------------------------------------------
  6.50%, Series 1992 A,
    03/15/02(b)(c)          NRR    NRR           300       329,955
------------------------------------------------------------------
  5.25%, Series 1972 Fixed
    Rate, 07/01/02          AA-    Aa3           190       190,163
------------------------------------------------------------------
Mansfield (City of),
  Connecticut; Series 1990
  GO
  6.00%, 06/15/07           -      A1            100       110,634
------------------------------------------------------------------
  6.00%, 06/15/08           -      A1            100       111,029
------------------------------------------------------------------
  6.00%, 06/15/09           -      A1            100       112,325
------------------------------------------------------------------
New Britain (City of),
  Connecticut; Series 1992
  Various Purpose GO
  6.00%, 02/01/11(d)        AAA    Aaa           400       450,876
------------------------------------------------------------------
North Canaan (City of),
  Connecticut; Series 1991
  GO
  6.50%, 01/15/08           -      A             125       144,170
------------------------------------------------------------------
  6.50%, 01/15/09           -      A             125       144,540
------------------------------------------------------------------
  6.50%, 01/15/10           -      A             125       144,676
------------------------------------------------------------------
  6.50%, 01/15/11           -      A             125       144,208
------------------------------------------------------------------
Somers (City of),
  Connecticut; Series 1990
  Various Purpose GO
  6.00%, 12/01/10           -      A1            190       213,934
------------------------------------------------------------------
Westbrook (City of),
  Connecticut; Series 1992
  GO
  6.40%, 03/15/10(d)        AAA    Aaa           380       441,188
------------------------------------------------------------------
                                                         4,987,950
------------------------------------------------------------------

HEALTH CARE-16.62%

Connecticut Health and
  Education Facilities
  Authority
  (Bridgeport Hospital);
  1992 Series A RB
  6.625%, 07/01/18(d)       AAA    Aaa           500       549,275
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority
  (Capital Asset);
  Series 1989 B RB
  7.00%, 01/01/00(f)        A      A1            200       209,204
------------------------------------------------------------------

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
HEALTH CARE-(CONTINUED)

Connecticut Health and
  Education Facilities
  Authority
  (Danbury Hospital); 1991
  Series E RB
  6.50%, 07/01/14(d)        AAA    Aaa      $    750   $   810,570
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority
  (Hospital For Special
  Care); Series 1997 B RB
  5.375%, 07/01/17          BBB    Baa2        1,000       992,210
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority
  (Middlesex Hospital);
  1992 Series G RB
  6.25%, 07/01/02(b)(c)     AAA    Aaa         1,100     1,190,409
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority
  (New Britain Memorial
  Hospital); Series 1991 A
  RB
  7.75%, 07/01/02(b)(c)     NRR    NRR           500       577,740
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Stamford
  Hospital); Series F RB
  5.40%, 07/01/09(d)        AAA    Aaa         1,000     1,061,330
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Veteran
  Memorial Medical
  Center); Series 1996 A
  RB
  5.50%, 07/01/26(d)        AAA    Aaa           500       511,750
------------------------------------------------------------------
Connecticut Health and
  Education Facilities
  Authority (Yale-New
  Haven Hospital); Series
  1990 F RB
  7.10%, 07/01/00(b)(c)     AAA    Aaa           775       840,193
------------------------------------------------------------------
                                                         6,742,681
------------------------------------------------------------------

HOUSING-13.50%

Connecticut Housing
  Development Authority
  (Housing Mortgage
  Finance Program); RB
  7.00%, Series 1991 A-1,
    11/15/09                AA     Aa2           450       482,135
------------------------------------------------------------------
  6.55%, Series 1991 C,
    Sub-Series C-3,
    11/15/13                AA     Aa2           310       332,112
------------------------------------------------------------------
  7.00%, Series C,
    11/15/99(e)             AA     Aa            320       330,550
------------------------------------------------------------------

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
Connecticut (State of)
  (Housing
  Mortgage Finance Program); RB
  6.00%, Series 1993 E-1,
  05/15/17                  AA     Aa       $    675   $   707,258
------------------------------------------------------------------
  5.95%, Series E-1,
    05/15/17                AA     Aa2           500       532,785
------------------------------------------------------------------
  6.30%, Series C-1,
    11/15/17                AA     Aa          1,270     1,373,530
------------------------------------------------------------------
  6.25%, Series C-2,
    11/15/18                AA     Aa2           750       810,675
------------------------------------------------------------------
  6.70%, Series C-2,
    11/15/22(e)             AA     Aa2           365       393,415
------------------------------------------------------------------
  5.85%, Series C-2,
    11/15/28(e)             AA     Aa3           500       513,110
------------------------------------------------------------------
                                                         5,475,570
------------------------------------------------------------------

LEASE RENTAL-1.07%

Connecticut (State of)
  (Middletown Courthouse
  Facilities Project);
  1991 Issue Lease-Rental
  Revenue Certificates of
  Participation
  6.25%, 12/15/10(d)        AAA    Aaa           400       431,932
------------------------------------------------------------------

RESOURCE RECOVERY-5.53%

Connecticut State Resource
  Recovery Authority
  (American Ref-Fuel
  Co.-Southeastern
  Connecticut Project);
  Series 1988 A RB
  8.00%, 11/15/15(e)        AA-    Baa1          500       527,300
------------------------------------------------------------------
Connecticut State Resource
  Recovery Authority
  (Bridgeport Resco
  Corp.-Ltd. Partners);
  1985 Issue RB
  8.625%, Project B,
    01/01/04                A      A             670       685,913
------------------------------------------------------------------
  7.625%, Project A,
    01/01/09                A      A           1,000     1,030,000
------------------------------------------------------------------
                                                         2,243,213
------------------------------------------------------------------

TRANSPORTATION-18.93%

Connecticut State Special
  Tax Obligation
  (Transportation
  Infrastructure); RB
  5.10%, Series 1992 B,
    09/01/99                AA-    A1          1,000     1,017,800
------------------------------------------------------------------
  6.25%, Series 1991 B,
    10/01/01(b)(c)          NRR    Aaa         1,000     1,086,680
------------------------------------------------------------------
  6.80%, Series A,
    06/01/03(b)(c)          NRR    NRR         1,250     1,396,225
------------------------------------------------------------------
  6.50%, Series 1991 B,
    10/01/10                AA-    A1            530       623,227
------------------------------------------------------------------
  3.65%, Series 1990 I,
    12/01/10(g)             A-1+   VMIG-1        235       235,000
------------------------------------------------------------------

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
TRANSPORTATION-(CONTINUED)

Connecticut State Special
  Tax Obligation
  (Transportation
  Infrastructure Sales and
  Excise Tax); RB
  5.90%, Series 1991 B,
    10/01/99(b)             AA-    Aaa      $  1,000   $ 1,029,490
------------------------------------------------------------------
  6.80%, Series 1989 C,
    12/01/99(b)(c)          AAA    NRR           500       532,865
------------------------------------------------------------------
  6.50%, Series 1991 B,
    10/01/12                AA-    A1          1,500     1,758,945
------------------------------------------------------------------
                                                         7,680,232
------------------------------------------------------------------

WATER & SEWER-8.95%

Connecticut Development
  Authority (Pfizer Inc.);
  Series 1982 Refunding
  PCR
  6.55%, 02/15/13           AAA    Aaa           250       275,335
------------------------------------------------------------------
Connecticut Development
  Authority Water Facility
  (Bridgeport Hydraulic
  Co. Project); Refunding
  RB
  7.25%, Series 1990,
    06/01/20                A+     -             800       861,008
------------------------------------------------------------------
  6.15%, 04/01/35(e)        A+     -             250       266,500
------------------------------------------------------------------
Connecticut State Clean
  Water Fund; Series 1991
  Clean Water RB
  7.00%, 01/01/11           AAA    Aaa         1,100     1,201,585
------------------------------------------------------------------
Manchester (City of)
  Connecticut Eighth
  Utilities Fire District;
  Series 1991 GO
  6.75%, 08/15/06           -      Aa3           180       207,286
------------------------------------------------------------------

                              RATING(a)       PAR        MARKET
                             S&P   MOODY'S   (000)        VALUE
WATER & SEWER-(CONTINUED)

South Central Connecticut
  Regional Water
  Authority; Eighth Series
  1990 A Water System RB
  6.60%, 08/01/00(b)(c)     NRR    NRR      $    250   $   268,560
------------------------------------------------------------------
South Central Connecticut
  Regional Water
  Authority; Series 1988
  Water System RB
  6.80%, 08/01/98(b)(c)     NRR    NRR           535       550,954
------------------------------------------------------------------
                                                         3,631,228
------------------------------------------------------------------

MISCELLANEOUS-3.82%

Connecticut Development
  Authority (Economic
  Development Projects);
  1992 Series Refunding
  Bonds
  6.00%, 11/15/08           AA-    Aa            500       523,085
------------------------------------------------------------------
Guam (Government of);
  Series 1995 A GO
  5.25%, 09/01/99           BBB    -             250       252,490
------------------------------------------------------------------
  5.375%, 09/01/00          BBB    -             250       252,298
------------------------------------------------------------------
Puerto Rico Commonwealth
  (Highway and
  Transportation
  Authority); Series X RB
  5.20%, 07/01/03           A      Baa1          500       523,520
------------------------------------------------------------------
                                                         1,551,393
------------------------------------------------------------------
TOTAL INVESTMENTS-95.44%                                38,715,031(h)
------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-4.56%                      1,851,523
------------------------------------------------------------------
NET ASSETS-100.00%                                     $40,566,554
==================================================================

ABBREVIATIONS:

GO   - General Obligation Bonds
NRR  - Not re-rated
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") . NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security. Ratings are not covered by Independent Auditors' Report.
(b) Secured by an escrow fund of U.S. Treasury obligations.
(c) Subject to an irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d) Secured by bond insurance.
(e) Security subject to alternative minimum tax.
(f) Secured by a letter of credit.
(g) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on 03/31/98.
(h) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

ASSETS:

Investments, at market value (cost
  $36,201,660)                             $   38,715,031
---------------------------------------------------------
Cash                                               18,763
---------------------------------------------------------
Receivables for:
  Capital stock sold                            1,304,788
---------------------------------------------------------
  Interest                                        716,571
---------------------------------------------------------
Investment for deferred compensation plan          18,177
---------------------------------------------------------
Other assets                                        3,239
---------------------------------------------------------
    Total assets                               40,776,569
---------------------------------------------------------

LIABILITIES:

Payables for:
  Capital stock reacquired                         67,320
---------------------------------------------------------
  Dividends                                        66,493
---------------------------------------------------------
  Deferred compensation                            18,177
---------------------------------------------------------
Accrued advisory fees                              11,167
---------------------------------------------------------
Accrued administrative services fees                3,749
---------------------------------------------------------
Accrued transfer agent fees                         2,110
---------------------------------------------------------
Accrued distribution fees                          24,283
---------------------------------------------------------
Accrued operating expenses                         16,716
---------------------------------------------------------
    Total liabilities                             210,015
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $   40,566,554
---------------------------------------------------------

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                   3,673,346
=========================================================
Net asset value and redemption price per
share                                      $        11.04
=========================================================
Offering price per share:
  (Net asset value of $11.04
   divided by 95.25%)                      $        11.59
=========================================================

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED MARCH 31, 1998

INVESTMENT INCOME:

Interest income                               $2,277,828
========================================================

EXPENSES:

Advisory fees                                    193,137
--------------------------------------------------------
Administrative services fees                      46,188
--------------------------------------------------------
Custodian fees                                     3,464
--------------------------------------------------------
Transfer agent fees                               25,913
--------------------------------------------------------
Directors' fees                                    8,111
--------------------------------------------------------
Distribution fees                                 96,569
--------------------------------------------------------
Other                                             52,663
--------------------------------------------------------
    Total expenses                               426,045
--------------------------------------------------------
Less: Fees waived by advisor                     (86,950)
--------------------------------------------------------
    Net expenses                                 339,095
--------------------------------------------------------
Net investment income                          1,938,733
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT
  SECURITIES:

Net realized gain on sales of investment
  securities                                      42,016
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                     921,449
--------------------------------------------------------
    Net gain on investment securities            963,465
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                  $2,902,198
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED MARCH 31, 1998 AND 1997

                                                                 1998            1997
                                                              -----------     -----------
OPERATIONS:

  Net investment income                                       $ 1,938,733     $ 2,015,395
-----------------------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities       42,016        (111,639)
-----------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                    921,449         (75,618)
-----------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations        2,902,198       1,828,138
-----------------------------------------------------------------------------------------
Distributions to shareholders from net investment income       (1,940,749)     (1,983,768)
-----------------------------------------------------------------------------------------
Net increase (decrease) from capital stock transactions         1,486,630      (1,081,336)
-----------------------------------------------------------------------------------------
    Net increase (decrease) in net assets                       2,448,079      (1,236,966)
-----------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          38,118,475      39,355,441
-----------------------------------------------------------------------------------------
  End of period                                               $40,566,554     $38,118,475
=========================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $38,229,116     $36,742,486
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              34,688          36,704
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on sales of
    investment securities                                        (210,621)       (252,637)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              2,513,371       1,591,922
-----------------------------------------------------------------------------------------
                                                              $40,566,554     $38,118,475
=========================================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM Tax-Exempt Bond Fund of Connecticut, AIM High Income Municipal Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund. Matters affecting each portfolio are voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM Tax-Exempt Bond Fund of Connecticut (the "Fund"). The investment objective of the Fund is to earn a high level of income free from federal taxes and Connecticut taxes by investing at least 80% of its net assets in municipal bonds and other municipal securities.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations--Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Directors, provided that securities with a demand feature exercisable within one to seven days are valued at par. Prices provided by the pricing service represent valuations of the mean between current bid and asked market prices which may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors or its designees determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in accordance with methods which are specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of sixty days or less are valued at amortized cost.
B. Securities Transactions and Investment Income--Securities transactions are recorded on a trade date basis. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is recorded as earned from settlement date and is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders--It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.

D. Federal Income Taxes--The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward (which may be carried forward to offset future taxable gains, if any) of $211,744, which expires, if not previously utilized, through the year 2004. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay to shareholders "exempt interest dividends," as defined in the Internal Revenue Code.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% of the Fund's average daily net assets. During the year ended March 31, 1998, AIM voluntarily waived advisory fees of $86,950.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the year ended March 31, 1998, the Fund reimbursed AIM $46,188 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the year ended March 31, 1998, the Fund paid AFS $17,902 for such services.
  The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") pursuant to which AIM Distributors serves as the distributor for the Fund. The Company has also adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to the Fund, whereby the Fund pays to AIM Distributors compensation at an annual rate of 0.25% of the Fund's average daily net assets. The Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs and provides for periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own shares of the Fund. Any amounts not paid as a service fee under such plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total sales charges, including asset-based sales charges, that may be paid by the Fund. During the year ended March 31, 1998, the Fund paid AIM Distributors $96,569 as compensation under the Plan.
  AIM Distributors received commissions of $29,650 from sales of shares of the Fund's capital stock during the year ended March 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.
  During the year ended March 31, 1998, the Fund paid legal fees of $3,296 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Company.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on July 15, 1997, the Fund was limited to borrowing up to the lesser of i) $325,000,000 or ii) the limits set by its prospectus for borrowings. During the year ended March 31, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the year ended March 31, 1998 were $2,164,955 and $1,908,400, respectively. The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $2,514,177
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                             (806)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                  $2,513,371
========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 6-CAPITAL STOCK

Changes in capital stock outstanding for the years ended March 31, 1998 and 1997 were as follows:

                                1998                      1997
                       ----------------------   ------------------------
                        SHARES      AMOUNT        SHARES       AMOUNT
                       --------   -----------   ----------   -----------
Sold                    542,798   $ 5,974,834      522,830   $ 5,656,859
-------------------    --------   -----------     --------   -----------
Issued as
  reinvestment of
  dividends             111,509     1,225,791      115,643     1,250,693
-------------------    --------   -----------     --------   -----------
Reacquired             (520,818)   (5,713,995)    (739,882)   (7,988,888)
-------------------    --------   -----------     --------   -----------
                        133,489   $ 1,486,630     (101,409)  $(1,081,336)
===================    ========   ===========     ========   ===========

NOTE 7-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of capital stock outstanding during each of the years in the four-year period ended March 31, 1998, the three months ended March 31, 1994 and the year ended December 31, 1993.

                                                                              MARCH 31,
                                                     -----------------------------------------------------------     DECEMBER 31,
                                                      1998         1997         1996         1995         1994           1993
                                                     -------     --------     --------     --------     --------     ------------
Net asset value, beginning of period                 $ 10.77     $  10.81     $  10.71     $  10.69     $  11.29        $  10.65
------------------------------------------------     -------     --------     --------     --------     --------        --------
Income from investment operations:
    Net investment income                               0.55         0.56         0.56         0.56         0.15            0.60
------------------------------------------------     -------     --------     --------     --------     --------        --------
    Net gains (losses) on securities (both
      realized and unrealized)                          0.27        (0.05)        0.10         0.04        (0.61)           0.65
------------------------------------------------     -------     --------     --------     --------     --------        --------
        Total from investment operations                0.82         0.51         0.66         0.60        (0.46)           1.25
------------------------------------------------     -------     --------     --------     --------     --------        --------
Less distributions:
    Dividends from net investment income               (0.55)      (0.55)        (0.56)       (0.57)       (0.14)          (0.60)
------------------------------------------------     -------     --------     --------     --------     --------        --------
    Distributions from net realized gains                 --           --           --           --           --           (0.01)
------------------------------------------------     -------     --------     --------     --------     --------        --------
    Returns of capital                                    --           --           --        (0.01)          --              --
------------------------------------------------     -------     --------     --------     --------     --------        --------
        Total distributions                            (0.55)       (0.55)       (0.56)       (0.58)       (0.14)          (0.61)
================================================     =======     ========     ========     ========     ========        ========
Net asset value, end of period                       $ 11.04     $  10.77     $  10.81     $  10.71     $  10.69        $  11.29
================================================     =======     ========     ========     ========     ========        ========
Total return(a)                                         7.78%        4.84%        6.24%        5.78%       (4.06)%         11.99%
================================================     =======     ========     ========     ========     ========        ========
Ratio/supplemental data:
Net assets, end of period (000s omitted)             $40,567     $ 38,118     $ 39,355     $ 38,289     $ 42,361        $ 46,224
================================================     =======     ========     ========     ========     ========        ========
Ratio of expenses to average net assets(b)              0.88%(c)     0.72%        0.66%        0.55%        0.50%(d)        0.34%
================================================     =======     ========     ========     ========     ========        ========
Ratio of net investment income to average net
  assets(b)                                             5.02%(c)     5.18%        5.16%        5.37%        5.32%(d)        5.42%
================================================     =======     ========     ========     ========     ========        ========
Portfolio turnover rate                                    5%          17%          17%           7%           2%              5%
================================================     =======     ========     ========     ========     ========        ========

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements are 1.11%, 1.09%, 1.16%, 1.13%, 1.23% (annualized), and 1.30%, for the periods
    1998-93, respectively. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements are 4.79%, 4.81%, 4.66%, 4.79%, 4.59% (annualized), and 4.45%, for the periods 1998-93, respectively.

(c) Ratios are based on average daily net assets of $38,627,413.

(d) Annualized.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
AIM Tax-Exempt Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of AIM High Income Municipal Fund (a portfolio of AIM Tax-Exempt Funds, Inc.), including the schedule of investments, as of March 31, 1998, and the related statement of operations for the period January 2, 1998 (date operations commenced) through March 31, 1998, the statement of changes in net assets for the period January 2, 1998 (date operations commenced) through March 31, 1998 and the financial highlights for the period January 2, 1998 (date operations commenced) through March 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.
  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM High Income Municipal Fund as of March 31, 1998, the results of its operations for the period January 2, 1998 (date operations commenced) through March 31, 1998, changes in its net assets for the period January 2, 1998 (date operations commenced) through March 31, 1998 and the financial highlights for the period January 2, 1998 (date operations commenced) through March 31, 1998, in conformity with generally accepted accounting principles.


                                             /s/ KPMG PEAT MARWICK LLP


                                             KPMG Peat Marwick LLP

Houston, Texas
May 1, 1998

SCHEDULE OF INVESTMENTS

March 31, 1998

                                           PAR       MARKET
                                          (000)       VALUE

MUNICIPAL OBLIGATIONS-98.77%

COLORADO-1.13%

Colorado Health Facilities Authority
  (National Benevolent Association);
  Refunding Series B RB
  5.25%, 02/01/28                         $  250   $   240,160
--------------------------------------------------------------

GEORGIA-3.67%

Fulton (County of) Housing Authority
  (Azalea Manor Project); Multifamily
  Housing RB
  6.50%, 02/01/28                            780       779,906
--------------------------------------------------------------

HAWAII-2.33%

Hawaii (State of) Department of
  Transportation (Continental Airlines,
  Inc.); Special Facilities RB
  5.625%, 11/15/27(a)                        500       494,980
--------------------------------------------------------------

ILLINOIS-2.54%

Crestwood (City of); Tax Increment
  Revenue Refunding Non-Qualified Bonds
  7.25%, 12/01/08                            100       107,580
--------------------------------------------------------------
Illinois Health Facilities Authority
  (Bohemian-Tabor Hills); Refunding
  Series RB
  5.90%, 11/15/24                            325       326,459
--------------------------------------------------------------
Saint Charles (City of) (Tri-city Center
  Associates Limited Project); IDR
  7.50%, 11/01/13                            100       106,046
--------------------------------------------------------------
                                                       540,085
--------------------------------------------------------------

INDIANA-2.28%

Indiana Health Facilities Financing
  Authority (Jackson County Scheck
  Memorial); Hospital Refunding RB
  5.125%, 02/15/17                           500       483,245
--------------------------------------------------------------

IOWA-3.79%

Iowa Finance Authority Community
  Rehabilitation Providers (Lutheran
  Children's Home Society-Bremwood
  Project); RB
  5.80%, 12/01/24                            700       702,086
--------------------------------------------------------------
Iowa Finance Authority (Park West
  Housing Project); Multi-Family
  Refunding RB
  8.00%, 10/01/23                            100       103,353
--------------------------------------------------------------
                                                       805,439
--------------------------------------------------------------

KANSAS-0.21%

Lawrence (City of) (Holiday Inn
  Project); Commercial Development
  Senior Refunding Series A RB
  8.00%, 07/01/16                             40        43,864
--------------------------------------------------------------

                                           PAR       MARKET
                                          (000)       VALUE

MARYLAND-0.96%

Fredrick (County of) Retirement
  Community (Buckingham's Choice Inc.
  Facility); Series A RB
  5.90%, 01/01/17                         $  200   $   202,920
--------------------------------------------------------------

MASSACHUSETTS-3.92%

Massachusetts State Health and Education
  Facilities Authority
  (Milford-Whitinsville Regional
  Hospital); Series C RB
  5.375%, 07/15/28                           845       832,739
--------------------------------------------------------------

MICHIGAN-11.15%

Garden City Hospital Finance Authority
  (Garden City Hospital Obligation);
  Hospital Refunding Series A RB
  5.75%, 09/01/17                          1,500     1,481,790
--------------------------------------------------------------
Michigan (State of) Strategic Fund
  (Consumers Power Project); Variable
  Rate Demand RB
  3.80%, 04/15/18(b)                         390       390,000
--------------------------------------------------------------
Tawas (City of) Hospital Finance
  Authority (St. Joseph Health System);
  Refunding Series A RB
  5.75%, 02/15/23                            500       494,420
--------------------------------------------------------------
                                                     2,366,210
--------------------------------------------------------------

MINNESOTA-9.16%

Andover (City of) (Presbyterian Homes
  Inc. Project); Elderly Housing RB
  6.25%, 12/01/27                            500       501,835
--------------------------------------------------------------
Columbia Heights (City of) Multi-Family
  and Health Care Facility (Crest View
  Corp Project); RB
  6.00%, 03/01/33                            500       501,080
--------------------------------------------------------------
Minneapolis Health Care Facility
  (Ebenezer Society Project); Series A
  RB
  7.00%, 07/01/12                            100       104,602
--------------------------------------------------------------
Northfield (City of) Health Care
  Facilities (Retirement Center);
  Refunding and Improvement Series A RB
  5.75%, 05/01/16                            335       335,559
--------------------------------------------------------------
  6.00%, 05/01/28                            500       501,110
--------------------------------------------------------------
                                                     1,944,186
--------------------------------------------------------------

MISSISSIPPI-1.29%

Ridgeland Urban Renewal (The Orchard
  Limited Project); Refunding Series A
  RB
  7.75%, 12/01/15                            250       273,113
--------------------------------------------------------------

MISSOURI-7.00%

Bolivar (City of) Industrial Development
  Authority (Citizens Memorial Health
  Care Foundation); Refunding and
  Improvement RB
  5.75%, 07/01/17                            500       493,365
--------------------------------------------------------------

                                           PAR       MARKET
                                          (000)       VALUE

MISSOURI-(CONTINUED)

Good Shepherd Nursing Home District;
  Nursing Home Facilities Refunding RB
  5.90%, 08/15/23                         $  500   $   501,485
--------------------------------------------------------------
Missouri State Health and Educational
  Facilities Authority (Freeman Health
  Systems Project); Health Facilities RB
  5.25%, 02/15/18                            500       490,295
--------------------------------------------------------------
                                                     1,485,145
--------------------------------------------------------------

NEVADA-2.34%

Clark (County of) (Nevada Power Co.
  Project); Refunding Series C IDR
  5.50%, 10/01/30                            500       496,250
--------------------------------------------------------------

NEW HAMPSHIRE-3.76%

New Hampshire Higher Educational and
  Health Facilities Authority (Daniel
  Webster College); RB
  7.625%, 07/01/16                           100       110,230
--------------------------------------------------------------
New Hampshire Higher Educational and
  Health Facilities Authority (Franklin
  Pierce College); RB
  6.00%, 04/01/04(c)                          55        60,612
--------------------------------------------------------------
  5.25%, 10/01/18                            350       345,244
--------------------------------------------------------------
  6.00%, 10/01/18                             30        30,242
--------------------------------------------------------------
New Hampshire Higher Educational and
  Health Facilities Authority (Monadnock
  Community Hospital); Hospital RB
  5.70%, 10/01/20                            250       251,885
--------------------------------------------------------------
                                                       798,213
--------------------------------------------------------------

NEW JERSEY-8.07%

New Jersey Economic Development
  Authority (Franciscan Oaks Project);
  First Mortgage RB
  5.75%, 10/01/23                            500       506,710
--------------------------------------------------------------
New Jersey Economic Development
  Authority (Keswick Pines Inc.); First
  Mortgage Refunding RB
  5.75%, 01/01/24                          1,000     1,002,100
--------------------------------------------------------------
New Jersey Economic Development
  Authority (Leisure Park Project);
  Series A RB
  5.875%, 12/01/27                           200       203,276
--------------------------------------------------------------
                                                     1,712,086
--------------------------------------------------------------

NEW YORK-11.41%

Erie (County of) Industrial Development
  Agency (Episcopal Church Home); Life
  Care Community Series A RB
  6.00%, 02/01/28                          1,050     1,054,662
--------------------------------------------------------------
New York Industrial Development Agency
  (Marymount Manhattan College Project);
  Civic Facility RB
  7.00%, 07/01/23                            150       161,310
--------------------------------------------------------------
New York (City of); Unlimited Tax Series
  C GO
  5.375%, 10/01/22                           355       355,756
--------------------------------------------------------------
  5.375%, 11/15/27                           500       498,860
--------------------------------------------------------------

                                           PAR       MARKET
                                          (000)       VALUE

NEW YORK-(CONTINUED)

Suffolk (County of) Industrial
  Development Agency (Spellman High
  Voltage Facility); Series A IDR
  6.375%, 12/01/17(a)                     $  350   $   352,366
--------------------------------------------------------------
                                                     2,422,954
--------------------------------------------------------------

NORTH CAROLINA-8.00%

Charlotte (City of) (Charlotte/Douglas
  International Airport); Refunding
  Special Facilities RB
  5.60%, 07/01/27(a)                         400       394,804
--------------------------------------------------------------
North Carolina Medical Care Community
  Health Care Facilities (Deerfield
  Episcopal Retirement); First Mortgage
  Series RB
  6.00%, 11/01/19                            300       305,031
--------------------------------------------------------------
North Carolina Medical Care Community
  Health Care Facilities (Glenaire
  Project); First Mortgage Series RB
  5.75%, 07/01/19                            500       498,550
--------------------------------------------------------------
  5.85%, 07/01/27                            500       500,650
--------------------------------------------------------------
                                                     1,699,035
--------------------------------------------------------------

NORTH DAKOTA-2.43%

Grand Forks Senior Housing (4000 Valley
  Square Project); Special Term Series
  RB
  6.375%, 12/01/34                           500       515,770
--------------------------------------------------------------

OHIO-0.98%

Fairfield (City of) Economic Development
  (Beverly Enterprises Project);
  Refunding Series RB
  8.50%, 01/01/03                            190       207,167
--------------------------------------------------------------

PENNSYLVANIA-3.18%

Allegheny (County of) Industrial
  Development Authority (USX Corp.);
  Refunding Environmental Improvement RB
  5.60%, 09/01/30                            500       502,995
--------------------------------------------------------------
Doylestown Hospital Authority (Pine Run
  Retirement Hospital); Hospital Series
  A RB
  7.20%, 07/01/03(b)                         150       172,290
--------------------------------------------------------------
                                                       675,285
--------------------------------------------------------------

TENNESSEE-1.87%

Nashville and Davidson (County of)
  Health and Educational Facilities
  Board of Metro Government (Blakeford
  at Green Hills); Refunding RB
  5.65%, 07/01/24                            400       396,716
--------------------------------------------------------------

TEXAS-3.08%

Harrison County Health Facilities
  Development Corp. (Marshall Regional
  Medical Center Project); Hospital RB
  5.50%, 01/01/18                            650       653,289
--------------------------------------------------------------

                                           PAR       MARKET
                                          (000)       VALUE

WEST VIRGINIA-2.33%

Braxton (County of) (Weyerhaeuser Co.
  Project); Refunding Solid Waste
  Disposal RB
  5.40%, 05/01/25(a)                      $  500   $   494,850
--------------------------------------------------------------

WYOMING-1.89%

Teton (County of) Hospital District (St.
  John's Hospital); Refunding and
  Improvement Hospital RB
  5.80%, 12/01/17                            400       400,704
--------------------------------------------------------------
TOTAL INVESTMENTS-98.77%                            20,964,311(d)
--------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES-1.23%                    260,152
--------------------------------------------------------------
NET ASSETS-100.00%                                 $21,224,463
==============================================================


Abbreviations:

GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
RB   - Revenue Bonds

Notes to Schedule of Investments:

(a)Security subject to the alternative minimum tax.
(b)Demand Security; payable upon demand by the Fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 03/31/98.
(c)Subject to an irrevocable call or mandatory put by the issuer. Market value and maturity date reflect such call or put.
(d)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 1998

ASSETS:

Investments, at market value (cost
  $20,941,334)                             $   20,964,311
---------------------------------------------------------
Cash                                               24,115
---------------------------------------------------------
Receivables for:
  Capital stock sold                            1,723,999
---------------------------------------------------------
  Interest                                        253,721
---------------------------------------------------------
  Advisor                                          27,650
---------------------------------------------------------
Other assets                                       16,776
---------------------------------------------------------
    Total assets                               23,010,572
---------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                         1,724,773
---------------------------------------------------------
  Dividends                                        39,453
---------------------------------------------------------
Accrued administrative services fees                6,198
---------------------------------------------------------
Accrued directors' fees                             1,995
---------------------------------------------------------
Accrued distribution fees                          10,149
---------------------------------------------------------
Accrued operating expenses                          3,541
---------------------------------------------------------
    Total liabilities                           1,786,109
---------------------------------------------------------
Net assets applicable to shares
  outstanding                              $   21,224,463
=========================================================

NET ASSETS:

Class A                                    $   17,786,709
=========================================================
Class B                                    $    2,699,327
=========================================================
Class C                                    $      738,427
=========================================================

CAPITAL STOCK, $0.001 PAR VALUE PER
  SHARE:

Class A:
  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                   1,779,956
=========================================================
Class B:
  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                     270,279
=========================================================
Class C:
  Authorized                                1,000,000,000
---------------------------------------------------------
  Outstanding                                      73,932
=========================================================
Class A:

Net asset value and redemption price per
  share                                    $         9.99
=========================================================
Offering price per share:
  (Net asset value of $9.99 divided
   by 95.25%)                              $        10.49
=========================================================
Class B:
  Net asset value and offering price per
    share                                  $         9.99
=========================================================
Class C:
  Net asset value and offering price per
    share                                  $         9.99
=========================================================

STATEMENT OF OPERATIONS

FOR THE PERIOD JANUARY 2, 1998 (DATE OPERATIONS COMMENCED)
THROUGH MARCH 31, 1998

INVESTMENT INCOME:

Interest income                              $   174,814
--------------------------------------------------------

EXPENSES:

Advisory fees                                     20,756
--------------------------------------------------------
Administrative services fees                      18,594
--------------------------------------------------------
Distribution fees -- Class A                       7,728
--------------------------------------------------------
Distribution fees -- Class B                       2,778
--------------------------------------------------------
Distribution fees -- Class C                         904
--------------------------------------------------------
Transfer agent fees                                  538
--------------------------------------------------------
Registration and filing fees                       3,234
--------------------------------------------------------
Other                                              5,943
--------------------------------------------------------
    Total expenses                                59,937
--------------------------------------------------------
Less: Fee waivers and expense
  reimbursements                                 (48,298)
--------------------------------------------------------
    Net expenses                                  11,639
--------------------------------------------------------
Net investment income                            163,175
--------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES:

Net realized gain (loss) on sales of
  investment securities                          (12,029)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                      22,977
--------------------------------------------------------
       Net gain on investment securities          10,948
--------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $   174,123
========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIOD JANUARY 2, 1998 (DATE OPERATIONS COMMENCED) THROUGH MARCH 31,
1998

OPERATIONS:

  Net investment income                                       $   163,175
-------------------------------------------------------------------------
  Net realized gain (loss) on sales of investment securities      (12,029)
-------------------------------------------------------------------------
  Net unrealized appreciation of investment securities             22,977
-------------------------------------------------------------------------
       Net increase in net assets resulting from operations       174,123
-------------------------------------------------------------------------
Dividends to shareholders from net investment income:
  Class A                                                        (147,248)
-------------------------------------------------------------------------
  Class B                                                         (10,991)
-------------------------------------------------------------------------
  Class C                                                          (3,590)
-------------------------------------------------------------------------
Net increase from capital stock transactions:
  Class A                                                      17,776,038
-------------------------------------------------------------------------
  Class B                                                       2,698,087
-------------------------------------------------------------------------
  Class C                                                         738,044
-------------------------------------------------------------------------
       Net increase in net assets                              21,224,463
-------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                                  --
-------------------------------------------------------------------------
  End of period                                               $21,224,463
=========================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $21,212,169
-------------------------------------------------------------------------
  Undistributed net investment income                               1,346
-------------------------------------------------------------------------
  Undistributed realized gain (loss) on sales of investment
    securities                                                    (12,029)
-------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 22,977
-------------------------------------------------------------------------
                                                              $21,224,463
=========================================================================

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 1998

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company is organized as a Maryland corporation consisting of four separate portfolios: AIM High Income Municipal Fund, AIM Tax-Free Intermediate Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to AIM High Income Municipal Fund (the "Fund"). The Fund currently offers three different classes of shares: the Class A shares, the Class B shares and the Class C shares, all of which commenced operations on January 2, 1998. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. The investment objective of the Fund is to achieve a high level of current income which is exempt from federal income taxes.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Company's Board of Directors, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Directors, or persons designated by the Board of Directors, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
     The Fund's investments include lower-rated and unrated debt securities which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders and uncertainties exist as to an issuer's ability to meet principal and interest payments. Securities rated below investment grade and comparable unrated securities represented approximately 68.40% of the Fund's investment portfolio at the end of the period.
B. Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gains and losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and original issue discounts, is earned from settlement date and is recorded on the accrual basis.
C. Dividends and Distributions to Shareholders -- It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Net realized capital gains (including net short-term capital gains and market discounts), if any, are distributed annually.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay "exempt interest dividends," as defined in the Internal Revenue Code.
E. Expenses -- Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $500 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets of the next $500 million, plus 0.50% of the next $500 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees on the Fund. During the period January 2, 1998 (date operations commenced) through March 31, 1998, AIM waived advisory fees and reimbursed expenses of $48,298.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Fund. During the period January 2, 1998 (date operations commenced) through March 31, 1998, the Fund reimbursed AIM $18,594 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agent and shareholder services to the Fund. During the period January 2, 1998 (date operations commenced) through March 31, 1998, the Fund paid AFS $280 for such services.
  The Company has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Company has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares ("Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund, pursuant to the Class B Plan, pays AIM Distributors an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee by the Class B or Class C shares under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer, or pledge to one or more designees, its rights to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan) and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the period January 2, 1998 (date operations commenced) through March 31, 1998, the Class A shares, Class B shares and Class C shares paid AIM Distributors $7,728, $2,778 and $904, respectively, as compensation under the Plans.
  Under the terms of a master distribution agreement between the Company and the Fund, AIM Distributors acts as the exclusive distributor of the Fund's shares. AIM Distributors received commissions of $8,743 from the sales of Class A shares of the Fund during the period January 2, 1998 (date operations commenced) through March 31, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the period January 2, 1998 (date operations commenced) through March 31, 1998, AIM Distributors received $3,627 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and directors of the Company are officers of AIM, AFS and AIM Distributors.

NOTE 3-DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold during the period January 2, 1998 (date operations commenced) through March 31, 1998 was $22,958,019 and $2,392,175, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities as of March 31, 1998 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $ 74,075
--------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (51,098)
--------------------------------------------------------
Net unrealized appreciation of investment
  securities                                    $ 22,977
========================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 5-CAPITAL STOCK

Changes in capital stock outstanding during the period January 2, 1998 (date operations commenced) through March 31, 1998 were as follows:

                                            MARCH 31,
                                              1998
                                     -----------------------
                                      SHARES       AMOUNT
                                     ---------   -----------
Sold:
  Class A                            1,830,454   $18,280,746
------------------------------------------------------------
  Class B                              270,282     2,698,095
------------------------------------------------------------
  Class C                               73,780       736,528
------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Class A                                7,600        75,970
------------------------------------------------------------
  Class B                                  457         4,564
------------------------------------------------------------
  Class C                                  152         1,516
------------------------------------------------------------
Reacquired:
  Class A                              (58,098)     (580,678)
------------------------------------------------------------
  Class B                                 (460)       (4,572)
------------------------------------------------------------
  Class C                                    -             -
------------------------------------------------------------
                                     2,124,167   $21,212,169
============================================================

NOTE 6- FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A, Class B and Class C capital stock outstanding during the period January 2, 1998 (date operations commenced) through March 31, 1998.

                                                              CLASS A       CLASS B       CLASS C
                                                              -------       -------       -------
Net asset value, beginning of period                          $ 10.00       $10.00        $10.00
------------------------------------------------------------  -------       ------        ------
Income from investment operations:
    Net investment income                                        0.11         0.09          0.09
------------------------------------------------------------  -------       ------        ------
    Net gains (losses) on securities (both realized and
     unrealized)                                                (0.01)       (0.01)        (0.01)
------------------------------------------------------------  -------       ------        ------
        Total from investment operations                         0.10         0.08          0.08
------------------------------------------------------------  -------       ------        ------
Less distributions:
    Dividends from net investment income                        (0.11)       (0.09)        (0.09)
------------------------------------------------------------  -------       ------        ------
Net asset value, end of period                                $  9.99       $ 9.99        $ 9.99
============================================================  =======       ======        ======
Total return(a)                                                  1.04%        0.81%         0.79%
============================================================  =======       ======        ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)                      $17,787       $2,699        $  738
============================================================  =======       ======        ======
Ratio of expenses to average net assets(b)                       0.25%(c)     1.00%(c)      1.00%(c)
============================================================  =======       ======        ======
Ratio of net investment income to average net assets(d)          4.80%(c)     4.05%(c)      4.05%(c)
============================================================  =======       ======        ======
Portfolio turnover rate                                            21%          21%           21%
============================================================  =======       ======        ======

(a) Does not deduct sales charges and for periods less than one year, total returns are not annualized.

(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 1.65% (annualized), 2.44% (annualized) and 2.44% (annualized) for Classes A, B and C, respectively.

(c) Ratios are annualized and based on average net assets of $12,677,152, $1,139,458 and $370,817 for Classes A, B and C, respectively.

(d) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 3.40% (annualized), 2.61% (annualized) and 2.61% (annualized) for Classes A, B and C, respectively.

                                     PART C
                               OTHER INFORMATION


Item 24.   (a)  Financial Statements:

           (1)  AIM High Income Municipal Fund

                In Part A:    None


                In Part B:    (1)  Independent Auditors' Report
                              (2)  Schedule of Investments as of March 31, 1998
                              (3)  Statement of Assets and Liabilities as of
                                   March 31, 1998
                              (4)  Statement of Operations for the period
                                   January 2, 1998 (date operations commenced) through March 31, 1998
                              (5)  Statement of Changes in Net Assets for the
                                   period January 2, 1998 (date operations
                                   commenced) through March 31, 1998


           (2)  AIM Tax-Exempt Cash Fund

                In Part A:    None


                In Part B:    (1)  Independent Auditors' Report
                              (2)  Schedule of Investments as of March 31, 1998
                              (3)  Statement of Assets and Liabilities as of
                                   March 31, 1998
                              (4)  Statement of Operations for the year ended
                                   March 31, 1998
                              (5)  Statement of Changes in Net Assets for the
                                   years ended March 31, 1998 and 1997


           (3)  AIM Tax-Free Intermediate Fund

                In Part A:    None


                In Part B:    (1)  Independent Auditors' Report
                              (2)  Schedule of Investments as of March 31, 1998
                              (3)  Statement of Assets and Liabilities as of
                                   March 31, 1998
                              (4)  Statement of Operations for the year ended
                                   March 31, 1998
                              (5)  Statement of Changes in Net Assets for the
                                   years ended March 31, 1998 and 1997


           (4)  AIM Tax-Exempt Bond Fund of Connecticut

                In Part A:    None


                In Part B:    (1)  Independent Auditors' Report
                              (2)  Schedule of Investments as of March 31, 1998
                              (3)  Statement of Assets and Liabilities as of
                                   March 31, 1998
                              (4)  Statement of Operations for the year ended
                                   March 31, 1998
                              (5)  Statement of Changes in Net Assets for the
                                   years ended March 31, 1998 and 1997



           (b)  Exhibits


Exhibit
Number                  Description
-------                 -----------
 (1)   (a)    -    Articles of Incorporation of Registrant, dated April 30,
                   1993, were filed as an Exhibit to Registrant's Registration
                   Statement on July 19, 1993, and were filed electronically
                   as an Exhibit to Post-Effective Amendment No. 4 on July 26,
                   1996, and are hereby incorporated by reference.

       (b)    -    Articles of Amendment, dated July 27, 1993, were filed as
                   an Exhibit to Registrant's Pre-Effective Amendment No. 1 on
                   October 12, 1993, and were filed electronically as an
                   Exhibit to Post-Effective Amendment No. 4 on July 26, 1996,
                   and are hereby incorporated by reference.



       (c)    -    Articles of Amendment, dated September 10, 1993, were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1
                   on October 12, 1993, and were filed electronically as an
                   Exhibit to Post-Effective Amendment No. 4 on July 26, 1996,
                   and are hereby incorporated by reference.



       (d)    -    Articles of Amendment, dated June 18, 1997, were filed as an
                   Exhibit to  Registrant's Post-Effective Amendment No. 5 on
                   July 29, 1997, and are hereby incorporated by reference.

       (e)    -    Articles of Amendment, dated September 23, 1997, were filed as an Exhibit to Registrant's Post-Effective Amendment No.
                   6 on October 7, 1997, and are hereby incorporated by
                   reference.

       (f)    -    Articles Supplementary, dated September 29, 1997, were filed as an Exhibit to Registrant's Post-Effective Amendment No.
                   6 on October 7, 1997, and are hereby incorporated by
                   reference.

 (2)   (a)    -    By-Laws of Registrant were filed as an Exhibit to
                   Registrant's Registration Statement on July 19, 1993, and
                   were electronically filed as an Exhibit to Post-Effective
                   Amendment No. 3 on July 27, 1995.


       (b)    -    First Amendment, dated March 14, 1995, to the By-Laws of
                   Registrant was electronically filed as an Exhibit to
                   Post-Effective Amendment No. 3 on July 27, 1995.

       (c)    -    Amended and Restated By-Laws of Registrant, dated December
                   11, 1996, were filed as an Exhibit to Registrant's
                   Post-Effective Amendment No. 5 on July 29, 1997, and are
                   hereby incorporated by reference.

 (3)          -    Voting Trust Agreements - None.

 (4)   (a)    -    Specimen share certificate for AIM Tax-Exempt Cash Fund of
                   Registrant (transfer agent change) was electronically filed as an Exhibit to Post-Effective Amendment No. 3 on July 27,
                   1995.

       (b)    -    Specimen share certificate for Intermediate Portfolio - AIM
                   Tax-Free Intermediate Shares of Registrant (transfer agent change) was electronically filed as an Exhibit to
                   Post-Effective Amendment No. 3 on July 27, 1995.

       (c)    -    Specimen share certificate for AIM Tax-Free Intermediate
                   Fund of Registrant (name change) is filed herewith
                   electronically.

       (d)    -    Specimen share certificate for AIM Tax-Exempt Bond Fund of
                   Connecticut of Registrant (transfer agent change) was
                   electronically filed as an Exhibit to Post-Effective
                   Amendment No. 3 on July 27, 1995.

       (e)    -    Specimen share certificates for AIM High Income Municipal
                   Fund of Registrant (new portfolio) is filed herewith
                   electronically.

 (5)   (a)    -    Master Investment Advisory Agreement, dated as of August 6,
                   1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1
                   on October 12, 1993.

       (b)    -    Master Investment Advisory Agreement, dated October 18,
                   1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1
                   on April 28, 1994 and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on July 26, 1996.

       (c)    -    Master Investment Advisory Agreement, dated February 28,
                   1997, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29,
                   1997, and is hereby incorporated by reference.

       (d)    -    Amendment No. 1, dated September 20, 1997, to the Master
                   Investment Advisory Agreement, dated February 28, 1997,
                   between Registrant and A I M Advisors, Inc., is filed
                   herewith electronically.

 (6)   (a)    -    (1) Master Distribution Agreement, dated as of August 6,
                   1993, between Registrant and A I M Distributors, Inc. was
                   filed as an Exhibit to Registrant's Pre-Effective Amendment
                   No. 1 on October 12, 1993.

                   (2) Master Distribution Agreement, dated October 18, 1993, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                   April 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on July 26, 1996.

                   (3) Master Distribution Agreement, dated February 28, 1997, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29,
                   1997.

                   (4) Amendment No. 1, dated August 4, 1997, to Master
                   Distribution Agreement, dated February 28, 1997, between
                   Registrant and A I M Distributors, Inc., was filed as an
                   Exhibit to Post-Effective Amendment No. 6 on October 7,
                   1997.

                   (5) Amended and Restated Master Distribution Agreement, dated September 20, 1997 between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors,
                   Inc., is filed herewith electronically.

                   (6) Master Distribution Agreement, dated September 20, 1997 between Registrant (on behalf of its Class B Shares) and A I
                   M Distributors, Inc. is filed herewith electronically.

       (b)    -    Form of Selected Dealer Agreement between A I M
                   Distributors, Inc. and selected dealers is filed herewith
                   electronically.

       (c)    -    Form of Bank Agreement between A I M Distributors, Inc. and selected banks is filed herewith electronically.

 (7)   (a)    -    Retirement Plan for Registrant's Non-Affiliated Directors
                   was filed as an Exhibit to Registrant's Post-Effective
                   Amendment No. 2 on July 26, 1994.

       (b)    -    AIM Funds Retirement Plan for Eligible Directors/Trustees
                   dated effective March 8, 1994, as restated September 18,
                   1995, was filed electronically as an Exhibit to
                   Post-Effective Amendment No. 4 on July 26, 1996, and is
                   hereby incorporated by reference.

       (c)    -    Form of Deferred Compensation Agreement for Registrant's
                   Non-Affiliated Directors as approved March 12, 1997, is
                   filed herewith electronically.

       (d)    -    Form of Deferred Compensation Plan for Eligible
                   Directors/Trustees was filed electronically as an Exhibit to
                   Post-Effective Amendment No.4 on July 26, 1996, and is
                   hereby incorporated by reference.

 (8)   (a)    -    Custodian Agreement, dated October 15, 1993, between
                   Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1
                   on April 28, 1994.

       (b)    -    Custody Agreement, dated October 19, 1995, between
                   Registrant and The Bank of New York was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on July 26,
                   1996, and is hereby incorporated by reference.

       (c)    -    Subcustodian Agreement, dated September 9, 1994, between
                   Registrant and Texas Commerce Bank National Association was
                   electronically filed as an Exhibit to Post-Effective
                   Amendment No. 3 on July 27, 1995, and is hereby incorporated by reference.

 (9)   (a)    -    (1) Assignment and Acceptance of Assignment of Transfer
                   Agency and Registrar Agreement, dated as of October 15,
                   1993, among Registrant (on behalf of its Intermediate
                   Portfolio - AIM Tax-Free Intermediate Shares), Tax-Free
                   Investments Co. (on behalf of its Intermediate Portfolio -
                   AIM Tax-Free Intermediate Shares) and First Data Investor
                   Services Group (formerly The Shareholder Services Group,
                   Inc.) was filed as an Exhibit to Registrant's Post-Effective
                   Amendment No. 2 on July 26, 1994.

                   (2) Amendment No. 1, dated October 15, 1993, to the Transfer
                   Agency and Registrar Agreement between Registrant and First
                   Data Investor Services Group (formerly The Shareholder
                   Services Group, Inc.) was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2 on July 26,
                   1994.

                   (3) Transfer Agency and Service Agreement, dated November 1,
                   1994, between Registrant and A I M Fund Services, Inc. was electronically filed as an Exhibit to Post-Effective
                   Amendment No. 3 on July 27, 1995.

                   (4) Amended and Restated Transfer Agency and Service
                   Agreement, dated September 20, 1997, between Registrant and
                   A I M Fund Services, Inc. is filed herewith electronically.

                   (5) Remote Access and Related Services Agreement, dated as
                   December 23, 1994, between Registrant and First Data
                   Investor Services Group, Inc. (formerly The Shareholder
                   Services Group, Inc.) was electronically filed as an Exhibit to Post-Effective Amendment No. 3 on July 27, 1995, and is hereby incorporated by reference.

                   (6) Amendment No. 1, dated October 4, 1995, to the Remote
                   Access and Related Services Agreement, dated December 23,
                   1994, between Registrant and First Data Investor Services
                   Group, Inc. (formerly, The Shareholder Services Group, Inc.)
                   was filed

                   electronically as an Exhibit to Post-Effective Amendment No.
                   4 on July 26, 1996, and is hereby incorporated by reference.

                   (7) Addendum No. 2, dated October 12, 1995, to the Remote
                   Access and Related Services Agreement, dated December 23,
                   1994, between Registrant and First Data Investor Services
                   Group, Inc. (formerly The Shareholder Services Group, Inc.)
                   was filed electronically as an Exhibit to Post-Effective
                   Amendment No. 4 on July 26, 1996, and is hereby incorporated by reference.

                   (8) Amendment No. 3, dated February 1, 1997, to the Remote
                   Access and Related Services Agreement, dated December 23,
                   1994, between Registrant and First Data Investor Services
                   Group, Inc. (formerly The Shareholder Services Group, Inc.)
                   was filed electronically as an Exhibit to Post-Effective
                   Amendment No. 5 on July 29, 1997, and is hereby incorporated by reference.

                   (9) Exhibit 1, effective August 4, 1997 to the Remote Access and Related Services Agreement, dated December 23, 1994, between the Registrant and First Data Investor Services
                   Group, Inc., is filed herewith electronically.

                   (10) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data
                   Investor Services Group, Inc., is filed herewith electronically.

       (b)    -    (1) Master Administrative Services Agreement, dated as of
                   August 6, 1993, between Registrant and A I M Advisors, Inc.
                   was filed as an Exhibit to Registrant's Pre-Effective
                   Amendment No. 1 on October 12, 1993.

                   (2) Master Administrative Services Agreement, dated October
                   18, 1993, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment
                   No. 1 on April 28, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No. 4 on July 26, 1996.

                   (3)(i) Administrative Services Agreement, dated October 18,
                   1993, between A I M Advisors, Inc., on behalf of
                   Registrant's portfolios, and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment
                   No. 1 on April 28, 1994.

                   (3)(ii) Amendment No. 1 to the Administrative Services
                   Agreement, dated October 18, 1993, between A I M Advisors,
                   Inc., on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to
                   Registrant's Post-Effective Amendment No. 2 on July 26,
                   1994.

                   (3)(iii) Amendment No. 2, dated July 1, 1994, to the
                   Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29, 1997.

                   (3)(iv) Amendment No. 3, dated September 16, 1994, to the
                   Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29, 1997.

                   (3)(v) Amendment No. 4, dated November 1, 1994, to the
                   Administrative Services Agreement dated October 18, 1993, between A I M Advisors, Inc. on behalf of Registrant's portfolios and classes, and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29, 1997.

                   (4) Master Administrative Services Agreement, dated February
                   28, 1997, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29, 1997, and is hereby incorporated by reference.

                   (5) Amendment No. 1, dated September 20, 1997, to the Master
                   Administrative Services Agreement, dated February 28, 1997, between Registrant and A I M Advisors, Inc. is filed herewith electronically.

 (10)         -    Opinion of Ballard Spahr Andrews & Ingersoll, LLP was filed as an Exhibit to Post-Effective Amendment No. 6 on October
                   7, 1997, and is hereby incorporated by reference.

 (11)  (a)    -    Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.

       (b)    -    Consent of KPMG Peat Marwick LLP is filed herewith
                   electronically.

 (12)         -    Financial Statements - None.

 (13)         -    Initial Capitalization Agreement, dated January 2, 1998, for
                   Registrant's AIM High Income Municipal Fund is filed
                   herewith electronically.

 (14)         -    Retirement Plan Documents - None.

 (15)  (a)    -    (1) Distribution Plan for Registrant's AIM Tax-Exempt Cash
                   Fund and AIM Tax-Exempt Bond Fund of Connecticut, and
                   related forms of agreements were filed as an Exhibit to
                   Registrant's Post-Effective Amendment No. 1 on April 28,
                   1994.

                   (2) Amended Distribution Plan, dated as of September 10,
                   1994, for Registrant's AIM Tax-Exempt Cash Fund and AIM
                   Tax-Exempt Bond Fund of Connecticut, and related forms of agreement were electronically filed as an Exhibit to Post-Effective Amendment No. 3 on July 27, 1995.

                   (3) Amended and Restated Master Distribution Plan, dated as of June 30, 1997, for Registrant's AIM Tax-Exempt Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut was filed as an Exhibit to Post-Effective Amendment No. 5 on July 29, 1997.

                   (4) Second Amended and Restated Master Distribution Plan, dated as of August 4, 1997, for Registrant's AIM Tax-Exempt
                   Cash Fund and AIM Tax-Exempt Bond Fund of Connecticut was filed as an Exhibit to Post-Effective Amendment No. 6 on October 7, 1997.

                   (5) Third Amended and Restated Master Distribution Plan, dated as of September 20, 1997, for Registrant's Class A and
                   Class C Shares is filed herewith electronically.

                   (6) Master Distribution Plan, dated as of September 20,
                   1997, for Registrant's Class B Shares is filed herewith electronically.

       (b)    -    Form of Shareholder Service Agreement to be used in
                   connection with Registrant's Master Distribution Plans is
                   filed herewith electronically.

       (c)    -    Form of Bank Shareholder Service Agreement to be used in
                   connection with Registrant's Master Distribution Plans is
                   filed herewith electronically.

       (d)    -    Forms of Service Agreement for Bank Trust Department and for
                   Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plans are filed
                   herewith electronically.

 (16)         -    Schedule of Sample Performance Quotation Calculations was
                   filed as an Exhibit to Registrant's Post- Effective
                   Amendment No. 2 on July 26, 1994 and was filed
                   electronically as an Exhibit to Post-Effective Amendment
                   No. 4 on July 26, 1996 and is hereby incorporated by
                   reference.

 (18)  (a)    -    Rule 18f-3 Amended and Restated Multiple Class Plan was
                   filed as an Exhibit to Post-Effective Amendment No. 5 on
                   July 29, 1997.

       (b)    -    Rule 18f-3 Second Amended and Restated Multiple Class Plan
                   was filed as an Exhibit to Post-Effective Amendment No. 6 on
                   October 7, 1997, and is hereby incorporated by reference.

 (27)         -    Financial Data Schedule is filed herewith electronically.


Item 25.   Persons Controlled by or Under Common Control with Registrant

      Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each such person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

           Not Applicable.

Item 26.   Number of Holders of Securities

      State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant.


                                                                    Number of Record Holders as
                                                                         of July 1, 1998
                                                                         ---------------
            Title of Class                               Class A              Class B          Class C
            --------------                               -------              -------          -------
      AIM High Income Municipal Fund                         199                  117                45
      AIM Tax-Exempt Cash Fund                             2,797                   NA                NA
      AIM Tax-Free Intermediate Fund                       3,576                   NA                NA
      AIM Tax-Exempt Bond Fund of Connecticut              1,368                   NA                NA


Item 27.    Indemnification

      State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

      Pursuant to the Maryland General Corporation Law and the Registrant's Charter and By-Laws, the Registrant may indemnify any person who was or is a director, officer, employee or agent of the Registrant to the maximum extent permitted by the Maryland General Corporation Law. The specific terms of such indemnification are reflected in the Registrant's Charter and By-Laws, which are incorporated herein as part of this Registration Statement. No indemnification will be provided by the

      Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy and will be governed by the final adjudication of such issue. Insurance coverage is provided under a joint Mutual Fund and Investment Advisory Professional Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $25,000,000 limit of liability.

Item 28.    Business and Other Connections of Investment Advisor

      Describe any other business, profession, vocation or employment of a substantial nature in which each investment advisor of the Registrant, and each director, officer or partner of any such investment advisor, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

      The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the discussion under the captions "Management" of the Prospectus which comprises Part A of this Registration Statement, and to the discussion under the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of this Registration Statement, and to Item 29(b) of Part C of this Registration Statement.

Item 29.    Principal Underwriters

      (a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as principal underwriter to the following investment companies:


            AIM Advisor Funds, Inc.
            AIM Eastern Europe Fund
            AIM Equity Funds, Inc. (Retail Classes)
            AIM Floating Rate Fund, Inc.
            AIM Funds Group
            AIM Growth Series
            AIM International Funds, Inc.
            AIM Investment Funds, Inc.
            AIM Investment Portfolios, Inc.
            AIM Investment Securities Funds (AIM Limited Maturity Treasury
              Shares)
            AIM Series Trust

            AIM Special Opportunities Funds
            AIM Summit Fund, Inc.
            AIM Variable Insurance Funds, Inc.


      (b) The following table sets forth information with respect to each director, officer or partner of A I M Distributors, Inc.


Name and Principal              Position and Offices                                Position and Offices
Business Address*               with Principal Underwriter                          with Registrant
----------------                --------------------------                          ---------------
Charles T. Bauer                Chairman of the Board of Directors                  Chairman of the Board of Directors

Michael J. Cemo                 President & Director                                None

Gary T. Crum                    Director                                            Senior Vice President

Robert H. Graham                Senior Vice President & Director                    President & Director

William G. Littlepage           Senior Vice President & Director                    None

John Caldwell                   Senior Vice President                               None

Marilyn M. Miller               Senior Vice President                               None

James L. Salners                Senior Vice President                               None

Gordan J. Sprague               Senior Vice President                               None

Michael C. Vessels              Senior Vice President                               None

B.J. Thompson                   First Vice President                                None

John J. Arthur                  Vice President & Treasurer                          Senior Vice President
                                                                                    & Treasurer

James R. Anderson               Vice President                                      None

Mary Kay Coleman                Vice President                                      None

Melville B. Cox                 Vice President & Chief Compliance                   Vice President
                                Officer

Charles R. Dewey                Vice President                                      None

Sidney M. Dilgren               Vice President                                      None

Tony D. Green                   Vice President                                      None

William H. Kleh                 Vice President                                      None






-----------------
 *  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal              Position and Offices                                Position and Offices
Business Address*               with Principal Underwriter                          with Registrant
----------------                --------------------------                          ---------------
Ofelia M. Mayo                  Vice President, General Counsel                     Assistant Secretary
                                & Assistant Secretary

Terri L. Ransdell               Vice President                                      None

Carol F. Relihan                Vice President                                      Senior Vice President
                                                                                    & Secretary

Kamala C. Sachidanandan         Vice President                                      None

Frank V. Serebrin               Vice President                                      None

Christopher T. Simutis          Vice President                                      None

Robert D. Van Sant, Jr.         Vice President                                      None

Gary K. Wendler                 Vice President                                      None

Kathleen J. Pflueger            Secretary                                           Assistant Secretary

Luke P. Beausoleil              Assistant Vice President                            None

Tisha B. Christopher            Assistant Vice President                            None

Glenda A. Dayton                Assistant Vice President                            None

Kathleen M. Douglas             Assistant Vice President                            None

Terri L. Fiedler                Assistant Vice President                            None

Mary E. Gentempo                Assistant Vice President                            None

David E. Hessel                 Assistant Vice President,                           None
                                Assistant Treasurer &
                                Controller

Jeffrey L. Horne                Assistant Vice President                            None

Melissa E. Hudson               Assistant Vice President                            None

Jodie L. Johnson                Assistant Vice President                            None

Kathryn A. Jordon               Assistant Vice President                            None

Kim T. Lankford                 Assistant Vice President                            None

Wayne W. LaPlante               Assistant Vice President                            None


-----------------
 *  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal              Position and Offices                                Position and Offices
Business Address*               with Principal Underwriter                          with Registrant
----------------                --------------------------                          ---------------
Ivy B. McLemore                 Assistant Vice President                            None

David B. O'Neil                 Assistant Vice President                            None

Patricia M. Shyman              Assistant Vice President                            None

Nicholas D. White               Assistant Vice President                            None

Norman W. Woodson               Assistant Vice President                            None

Nancy L. Martin                 Assistant General Counsel &                         Assistant Secretary
                                Assistant Secretary

Samuel D. Sirko                 Assistant General Counsel &                         Assistant Secretary
                                Assistant Secretary

Stephen I. Winer                Assistant Secretary                                 Assistant Secretary


      (c)   Not Applicable.


Item 30.    Location of Accounts and Records

      With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

      A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Item 31.    Management Services

      Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B of this Form (because the contract was not believed to be of interest to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

      Not Applicable.





-----------------
 *  11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Item 32.    Undertakings

      (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the applicable Fund's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Houston, Texas on the 29th day of July, 1998.

                                  Registrant:   AIM TAX-EXEMPT FUNDS, INC.

                                          By:    /s/ ROBERT H. GRAHAM
                                             --------------------------
                                             Robert H. Graham, President

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       SIGNATURES                                     TITLE                    DATE
       ----------                                     -----                    ----
  /s/ CHARLES T. BAUER                         Chairman & Director            7/29/98
----------------------------
   (Charles T. Bauer)

  /s/ ROBERT H. GRAHAM                        Director & President            7/29/98
----------------------------              (Principal Executive Officer)
   (Robert H. Graham)

  /s/ BRUCE L. CROCKETT                             Director                  7/29/98
----------------------------
   (Bruce L. Crockett)

    /s/ OWEN DALY II                                Director                  7/29/98
----------------------------
     (Owen Daly II)

 /s/ EDWARD K. DUNN, JR.                            Director                  7/29/98
----------------------------
  (Edward K. Dunn, Jr.)

     /s/ JACK FIELDS                                Director                  7/29/98
----------------------------
      (Jack Fields)

   /s/ CARL FRISCHLING                              Director                  7/29/98
----------------------------
    (Carl Frischling)

  /s/ LEWIS F. PENNOCK                              Director                  7/29/98
----------------------------
   (Lewis F. Pennock)

   /s/ IAN W. ROBINSON                              Director                  7/29/98
----------------------------
    (Ian W. Robinson)

    /s/ LOUIS S. SKLAR                              Director                  7/29/98
----------------------------
    (Louis S. Sklar)

   /s/ JOHN J. ARTHUR                        Senior Vice President &          7/29/98
----------------------------             Treasurer (Principal Financial
    (John J. Arthur)                         and Accounting Officer)

                               INDEX TO EXHIBITS


Exhibit
Number       Description
------       -----------
4(c)         Specimen share certificate for AIM Tax-Free Intermediate Fund of Registrant

4(e)         Specimen share certificates for AIM High Income Municipal Fund of Registrant

5(d)         Amendment No. 1, dated September 20, 1997, to the Master Investment Advisory Agreement, dated February 28,
             1997 between Registrant and A I M Advisors, Inc.

6(a)(5)      Amended and Restated Master Distribution Agreement, dated September 20, 1997, between Registrant (on behalf of its Class A and Class C Shares) and A I M Distributors, Inc.

6(a)(6)      Master Distribution Agreement, dated September 20, 1997, between Registrant (on behalf of its Class B
             Shares) and A I M Distributors, Inc.

6(b)         Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers

6(c)         Form of Bank Agreement between A I M Distributors, Inc. and selected banks

7(c)         Form of Deferred Compensation Agreement for Registrant's Non-Affiliated Directors

9(a)(4)      Amended and Restated Transfer Agency and Service Agreement, dated September 20, 1997, between Registrant and A I M Fund Services, Inc.

9(a)(9)      Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Service Agreement, dated
             December 23, 1994, between the Registrant and First Data Investor Services Group, Inc.

9(a)(10)     Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First
             Data Investor Services Group, Inc.

9(b)(5)      Amendment No. 1, dated September 20, 1997, to the Master Administrative Services Agreement, dated February
             28, 1997, between Registrant and A I M Advisors, Inc.

11(a)        Consent of Ballard Spahr Andrews & Ingersoll, LLP

11(b)        Consent of KPMG Peat Marwick LLP

13           Initial Capitalization Agreement, dated January 2, 1998, for Registrant's AIM High Income Municipal Fund

15(a)(5)     Third Amended and Restated Master Distribution Plan, dated as of September 20, 1997, for Registrant's Class
             A and Class C Shares

15(a)(6)     Master Distribution Plan, dated as of September 20, 1997,  for Registrant's Class B Shares

15(b)        Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan

15(c)        Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution
             Plan

15(d)        Forms of Service Agreement for Bank Trust Department and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan

27           Financial Data Schedule